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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05199

Columbia Funds Variable Insurance Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Variable Portfolio – Asset Allocation Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 56.2%
U.S. Large Cap 56.2%
Columbia Contrarian Core Fund, Class I Shares (a)	788,484	$16,321,623
Columbia Large Core Quantitative Fund, Class I Shares (a)	2,038,234	18,874,049
Columbia Large Growth Quantitative Fund, Class I Shares (a)	355,517	3,128,550
Columbia Large Value Quantitative Fund, Class I Shares (a)	175,642	1,552,669
Columbia Select Large Cap Growth Fund, Class I Shares (a)	153,367	2,568,901
Columbia Select Large-Cap Value Fund, Class I Shares (a)	105,987	2,214,063
Total		44,659,855
Total Equity Funds (Cost: $37,110,533)		$44,659,855

Fixed-Income Funds 32.2%
High Yield 4.0%
Columbia Income Opportunities Fund, Class I Shares (a)	333,542	3,158,644
Inflation Protected Securities 0.9%
Columbia Inflation Protected Securities Fund, Class I Shares (a)(b)	84,351	717,830

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade 27.3%
Columbia Corporate Income Fund, Class I Shares (a)	741,052	$7,143,737
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	1,212,997	6,659,352
Columbia U.S. Treasury Index Fund, Class I Shares (a)	698,789	7,875,357
Total		21,678,446
Total Fixed-Income Funds (Cost: $25,414,444)		$25,554,920

Alternative Investment Funds 2.0%
Columbia Diversified Absolute Return Fund, Class I Shares (a)(b)	159,456	1,559,478
Total Alternative Investment Funds (Cost: $1,613,480)		$1,559,478

Money Market Funds 9.5%
Columbia Short-Term Cash Fund, 0.169% (a)(c)	7,574,101	7,574,101
Total Money Market Funds (Cost: $7,574,101)		$7,574,101
Total Investments
(Cost: $71,712,558) (d)		$79,348,354(e)
Other Assets & Liabilities, Net		71,705
Net Assets		$79,420,059

At September 30, 2015, cash totaling $87,400 was pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at September 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P500 EMINI FUT	19	USD	1,813,265	12/2015	—	(39,424)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	2,546,842	1,076	(1,882,106)	(665,812)	—	—	—	—
Columbia Contrarian Core Fund, Class I Shares	15,971,534	48,935	(2,487,982)	89,786	13,622,273	—	—	16,321,623
Columbia Corporate Income Fund, Class I Shares	7,843,015	271,412	(903,127)	(11,218)	7,200,082	—	192,701	7,143,737
Columbia Diversified Absolute Return Fund, Class I Shares	—	1,747,666	(130,783)	(3,403)	1,613,480	—	—	1,559,478

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Emerging Markets Bond Fund, Class I Shares	1,838,689	32,607	(1,792,484)	(78,812)	—	—	25,790	—
Columbia Emerging Markets Fund, Class I Shares	—	866,000	(790,346)	(75,654)	—	—	—	—
Columbia Income Opportunities Fund, Class I Shares	3,552,425	144,278	(464,489)	(9,893)	3,222,321	—	125,366	3,158,644
Columbia Inflation Protected Securities Fund, Class I Shares	—	767,851	(11,399)	(234)	756,218	—	—	717,830
Columbia Large Core Quantitative Fund, Class I Shares	16,880,950	42,267	(2,547,812)	160,723	14,536,128	—	—	18,874,049
Columbia Large Growth Quantitative Fund, Class I Shares	3,453,234	15,597	(566,598)	30,661	2,932,894	—	—	3,128,550
Columbia Large Value Quantitative Fund, Class I Shares	1,332,083	6,737	(156,648)	16,231	1,198,403	—	—	1,552,669
Columbia Limited Duration Credit Fund, Class I Shares	2,748,315	—	(2,693,761)	(54,554)	—	—	5,169	—
Columbia Select Large Cap Growth Fund, Class I Shares	3,320,551	192,985	(690,505)	17,507	2,840,538	155,227	—	2,568,901
Columbia Select Large-Cap Value Fund, Class I Shares	2,644,481	35,363	(785,882)	86,335	1,980,297	—	—	2,214,063
Columbia Short-Term Cash Fund	6,211,342	6,645,825	(5,283,066)	—	7,574,101	—	5,850	7,574,101
Columbia U.S. Government Mortgage Fund, Class I Shares	6,263,690	1,620,750	(1,302,852)	(29,691)	6,551,897	—	163,388	6,659,352
Columbia U.S. Treasury Index Fund, Class I Shares	7,511,788	1,403,871	(1,212,511)	(19,222)	7,683,926	—	90,764	7,875,357
Total	82,118,939	13,843,220	(23,702,351)	(547,250)	71,712,558	155,227	609,028	79,348,354

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(d)

At September 30, 2015, the cost of securities for federal income tax purposes was approximately $71,713,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$8,119,000
Unrealized Depreciation	(484,000)
Net Unrealized Appreciation	$7,635,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	44,659,855	—	—	44,659,855
Fixed-Income Funds	25,554,920	—	—	25,554,920
Alternative Investment Funds	1,559,478	—	—	1,559,478
Money Market Funds	—	7,574,101	—	7,574,101
Total Investments	71,774,253	7,574,101	—	79,348,354
Derivatives
Liabilities
Futures Contracts	(39,424)	—	—	(39,424)
Total	71,734,829	7,574,101	—	79,308,930

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	6,211,342	6,211,342	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Contrarian Core Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.1%
CONSUMER DISCRETIONARY 11.4%
Auto Components 1.5%
Delphi Automotive PLC	435,853	$33,142,262
Hotels, Restaurants & Leisure 2.0%
Aramark	426,653	12,645,995
McDonald’s Corp.	330,050	32,519,827
Total		45,165,822
Household Durables 0.4%
Mohawk Industries, Inc. (a)	44,384	8,068,567
Internet & Catalog Retail 1.0%
Priceline Group, Inc. (The) (a)	18,705	23,135,466
Media 3.5%
CBS Corp., Class B Non Voting	521,320	20,800,668
Comcast Corp., Class A	975,874	55,507,713
Total		76,308,381
Specialty Retail 2.4%
Lowe’s Companies, Inc.	577,790	39,821,287
Michaels Companies, Inc. (The) (a)	527,134	12,176,795
Total		51,998,082
Textiles, Apparel & Luxury Goods 0.6%
PVH Corp.	124,207	12,661,662
TOTAL CONSUMER DISCRETIONARY		250,480,242
CONSUMER STAPLES 8.1%
Beverages 3.3%
Diageo PLC, ADR	252,642	27,232,281
PepsiCo, Inc.	479,288	45,196,859
Total		72,429,140
Food & Staples Retailing 3.5%
CVS Health Corp.	651,847	62,890,199
Walgreens Boots Alliance, Inc.	179,655	14,929,330
Total		77,819,529
Tobacco 1.3%
Philip Morris International, Inc.	355,310	28,186,742
TOTAL CONSUMER STAPLES		178,435,411
ENERGY 6.4%
Energy Equipment & Services 0.7%
Schlumberger Ltd.	221,750	15,294,098

Issuer	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels 5.7%
Canadian Natural Resources Ltd.	692,580	$13,470,681
Chevron Corp.	381,547	30,096,427
ConocoPhillips	288,125	13,818,475
Exxon Mobil Corp.	411,145	30,568,631
Noble Energy, Inc.	179,004	5,402,341
Range Resources Corp.	393,180	12,628,942
Williams Companies, Inc. (The)	482,863	17,793,501
Total		123,778,998
TOTAL ENERGY		139,073,096
FINANCIALS 17.4%
Banks 8.2%
Bank of America Corp.	2,251,140	35,072,761
Citigroup, Inc.	844,637	41,902,441
JPMorgan Chase & Co.	1,028,003	62,677,343
Wells Fargo & Co.	767,688	39,420,779
Total		179,073,324
Capital Markets 2.4%
Bank of New York Mellon Corp. (The)	252,093	9,869,441
BlackRock, Inc.	115,529	34,366,412
Goldman Sachs Group, Inc. (The)	49,750	8,644,560
Total		52,880,413
Consumer Finance 2.4%
American Express Co.	713,850	52,917,701
Diversified Financial Services 2.9%
Berkshire Hathaway, Inc., Class B (a)	482,896	62,969,638
Insurance 1.3%
Aon PLC	326,651	28,944,545
Real Estate Investment Trusts (REITs) 0.2%
Rayonier, Inc.	233,520	5,153,786
TOTAL FINANCIALS		381,939,407
HEALTH CARE 16.5%
Biotechnology 4.4%
Baxalta, Inc.	507,160	15,980,611
Biogen, Inc. (a)	115,085	33,582,954
Celgene Corp. (a)	301,024	32,561,766
Vertex Pharmaceuticals, Inc. (a)	142,298	14,818,914
Total		96,944,245

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies 6.2%
Abbott Laboratories	848,206	$34,114,845
Cooper Companies, Inc. (The)	66,755	9,937,149
Medtronic PLC	918,748	61,500,991
St. Jude Medical, Inc.	337,522	21,294,263
Zimmer Biomet Holdings, Inc.	103,895	9,758,858
Total		136,606,106
Health Care Providers & Services 3.1%
Cardinal Health, Inc.	515,760	39,620,683
CIGNA Corp.	215,730	29,127,865
Total		68,748,548
Pharmaceuticals 2.8%
Johnson & Johnson	571,428	53,342,804
Perrigo Co. PLC	42,607	6,700,803
Total		60,043,607
TOTAL HEALTH CARE		362,342,506
INDUSTRIALS 11.3%
Aerospace & Defense 3.0%
Honeywell International, Inc.	444,070	42,048,988
United Technologies Corp.	259,459	23,089,257
Total		65,138,245
Air Freight & Logistics 1.0%
FedEx Corp.	149,358	21,504,565
Building Products 0.5%
Fortune Brands Home & Security, Inc.	251,843	11,954,987
Commercial Services & Supplies 1.0%
Tyco International PLC	647,044	21,650,092
Industrial Conglomerates 2.0%
General Electric Co.	1,707,872	43,072,532
Professional Services 3.4%
Dun & Bradstreet Corp. (The)	129,720	13,620,600
IHS, Inc., Class A (a)	108,511	12,587,276
Nielsen Holdings PLC	1,087,895	48,378,690
Total		74,586,566
Road & Rail 0.4%
Kansas City Southern	98,802	8,979,126
TOTAL INDUSTRIALS		246,886,113

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 22.9%
Internet Software & Services 5.8%
Alibaba Group Holding Ltd., ADR (a)	37,325	$2,201,055
Facebook, Inc., Class A (a)	414,955	37,304,455
Google, Inc., Class A (a)	48,116	30,715,811
Google, Inc., Class C (a)	94,958	57,774,346
Total		127,995,667
IT Services 2.1%
MasterCard, Inc., Class A	498,270	44,904,093
Semiconductors & Semiconductor Equipment 2.3%
Broadcom Corp., Class A	627,650	32,280,040
Qorvo, Inc. (a)	110,960	4,998,748
Skyworks Solutions, Inc.	166,630	14,031,912
Total		51,310,700
Software 6.2%
Activision Blizzard, Inc.	1,374,460	42,457,069
Electronic Arts, Inc. (a)	271,548	18,397,377
Intuit, Inc.	243,110	21,576,013
Microsoft Corp.	1,202,667	53,230,041
Total		135,660,500
Technology Hardware, Storage & Peripherals 6.5%
Apple, Inc.	814,294	89,816,628
EMC Corp.	1,168,968	28,242,267
Hewlett-Packard Co.	928,400	23,776,324
Total		141,835,219
TOTAL INFORMATION TECHNOLOGY		501,706,179
MATERIALS 0.2%
Chemicals 0.2%
LyondellBasell Industries NV, Class A	55,125	4,595,220
TOTAL MATERIALS		4,595,220
TELECOMMUNICATION SERVICES 2.8%
Diversified Telecommunication Services 2.8%
Verizon Communications, Inc.	1,405,336	61,146,169
TOTAL TELECOMMUNICATION SERVICES		61,146,169

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 2.1%
Electric Utilities 1.4%
Duke Energy Corp.	195,665	$14,076,140
Edison International	264,718	16,695,764
Total		30,771,904
Multi-Utilities 0.7%
DTE Energy Co.	178,947	14,381,971
TOTAL UTILITIES		45,153,875
Total Common Stocks (Cost: $2,058,725,118)		$2,171,758,218

	Shares	Value

Money Market Funds 1.4%
Columbia Short-Term Cash Fund, 0.169% (b)(c)	30,993,033	$30,993,033
Total Money Market Funds (Cost: $30,993,033)		$30,993,033
Total Investments
(Cost: $2,089,718,151)		$2,202,751,251(d)
Other Assets & Liabilities, Net		(10,986,443)
Net Assets		$2,191,764,808

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	38,758,428	507,770,154	(515,535,549)	30,993,033	49,787	30,993,033

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	250,480,242	—	—	250,480,242
Consumer Staples	178,435,411	—	—	178,435,411
Energy	139,073,096	—	—	139,073,096
Financials	381,939,407	—	—	381,939,407
Health Care	362,342,506	—	—	362,342,506
Industrials	246,886,113	—	—	246,886,113
Information Technology	501,706,179	—	—	501,706,179
Materials	4,595,220	—	—	4,595,220
Telecommunication Services	61,146,169	—	—	61,146,169
Utilities	45,153,875	—	—	45,153,875
Total Common Stocks	2,171,758,218	—	—	2,171,758,218
Money Market Funds	—	30,993,033	—	30,993,033
Total Investments	2,171,758,218	30,993,033	—	2,202,751,251

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	38,758,428	38,758,428	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Core Bond Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 37.2%
Aerospace & Defense 1.0%
Boeing Co. (The)
03/15/19	6.000%	$6,379,000	$7,239,738
Lockheed Martin Corp.
09/15/21	3.350%	7,956,000	8,244,007
03/01/25	2.900%	1,075,000	1,041,481
Total			16,525,226
Automotive 1.7%
Ford Motor Credit Co. LLC
06/15/16	3.984%	12,063,000	12,277,311
06/15/18	2.240%	10,550,000	10,519,268
Ford Motor Credit Co. LLC (a)
11/08/16	0.761%	4,650,000	4,621,891
Total			27,418,470
Banking 8.8%
Bank of America Corp.
05/02/17	5.700%	2,425,000	2,559,219
01/11/23	3.300%	5,225,000	5,185,050
Bank of New York Mellon Corp. (The) (a)
12/29/49	4.500%	9,491,000	8,755,447
Capital One Bank USA NA
02/15/23	3.375%	7,790,000	7,577,045
Citigroup, Inc. (a)
06/09/16	0.603%	6,654,000	6,620,757
08/14/17	0.799%	14,005,000	13,941,935
Discover Financial Services
04/27/22	5.200%	1,254,000	1,337,790
11/21/22	3.850%	3,060,000	3,030,737
Fifth Third Bancorp (a)
12/31/49	5.100%	5,030,000	4,602,450
HBOS PLC (b)
05/21/18	6.750%	3,875,000	4,270,971
HSBC Holdings PLC
01/14/22	4.875%	2,120,000	2,340,067
ING Bank NV (b)
03/15/16	4.000%	5,067,000	5,136,114
JPMorgan Chase & Co. (a)
12/31/49	6.100%	8,301,000	8,249,119
JPMorgan Chase Capital XXI (a)
02/02/37	1.250%	528,000	410,520
KeyCorp Capital I (a)
07/01/28	1.066%	5,298,000	4,425,154
Lloyds Bank PLC
05/14/18	1.750%	12,935,000	12,908,897
M&T Bank Corp.
12/31/49	6.875%	3,616,000	3,634,080
Mellon Capital IV (a)
06/29/49	4.000%	180,000	141,750
PNC Financial Services Group, Inc. (The) (a)
12/31/49	4.850%	5,092,000	4,767,385

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Royal Bank of Scotland Group PLC
05/28/24	5.125%	$3,685,000	$3,714,270
Santander UK Group Holdings PLC (b)
09/15/25	4.750%	3,542,000	3,512,368
09/15/45	5.625%	1,305,000	1,293,937
U.S. Bancorp
07/15/22	2.950%	12,323,000	12,259,635
Wells Fargo & Co. (a)
12/31/49	5.900%	21,940,000	21,940,000
Total			142,614,697
Cable and Satellite 0.3%
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/22	3.800%	5,505,000	5,540,871
Chemicals 0.2%
LyondellBasell Industries NV
02/26/55	4.625%	3,345,000	2,836,851
Construction Machinery 0.2%
John Deere Capital Corp. (a)
01/16/18	0.579%	3,265,000	3,253,128
Diversified Manufacturing 0.6%
General Electric Co.
10/09/42	4.125%	5,487,000	5,413,112
03/11/44	4.500%	2,295,000	2,378,301
United Technologies Corp.
05/15/45	4.150%	1,695,000	1,643,379
Total			9,434,792
Electric 5.7%
Alabama Power Co.
04/01/25	2.800%	2,695,000	2,593,881
03/01/45	3.750%	2,755,000	2,492,691
Commonwealth Edison Co.
08/01/20	4.000%	6,070,000	6,473,952
DTE Electric Co.
10/01/20	3.450%	4,010,000	4,245,604
Dominion Resources, Inc.
10/01/25	3.900%	2,571,000	2,599,932
Duke Energy Carolinas LLC
10/01/15	5.300%	500,000	500,062
Duke Energy Ohio, Inc.
04/01/19	5.450%	5,538,000	6,175,496
09/01/23	3.800%	7,040,000	7,456,909
Duke Energy Progress, Inc.
08/15/45	4.200%	2,980,000	3,014,994

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Georgia Power Co.
06/01/17	5.700%	$1,687,000	$1,804,263
09/01/40	4.750%	675,000	667,520
MidAmerican Energy Co.
10/15/24	3.500%	3,740,000	3,877,052
Nevada Power Co.
09/15/40	5.375%	1,755,000	1,988,515
Niagara Mohawk Power Corp. (b)
08/15/19	4.881%	2,000	2,190
10/01/24	3.508%	3,060,000	3,107,253
Oncor Electric Delivery Co. LLC
06/01/22	4.100%	2,475,000	2,601,413
Oncor Electric Delivery Co. LLC (b)
04/01/25	2.950%	8,333,000	8,010,888
04/01/45	3.750%	2,074,000	1,842,058
PPL Capital Funding, Inc.
06/01/18	1.900%	1,545,000	1,545,148
06/01/23	3.400%	7,620,000	7,631,407
PacifiCorp
06/15/21	3.850%	4,305,000	4,600,909
Pacific Gas & Electric Co.
06/15/23	3.250%	5,542,000	5,579,348
03/15/45	4.300%	2,660,000	2,637,949
Public Service Electric & Gas Co.
06/01/19	1.800%	1,525,000	1,522,151
San Diego Gas & Electric Co.
04/01/42	4.300%	2,880,000	2,982,758
Southern California Edison Co.
06/01/21	3.875%	2,971,000	3,197,319
09/01/40	4.500%	355,000	372,700
02/01/45	3.600%	2,405,000	2,210,474
Toledo Edison Co. (The)
05/15/37	6.150%	1,125,000	1,300,102
Total			93,034,938
Finance Companies 2.4%
GE Capital Trust I (a)
11/15/67	6.375%	2,985,000	3,201,413
General Electric Capital Corp. (a)
12/31/49	5.250%	19,445,000	20,008,905
11/15/67	6.375%	7,012,000	7,515,987
HSBC Finance Corp.
01/15/21	6.676%	7,530,000	8,810,296
Total			39,536,601
Food and Beverage 1.5%
Anheuser-Busch InBev Finance, Inc.
02/01/24	3.700%	2,245,000	2,275,943
02/01/44	4.625%	2,465,000	2,403,047
ConAgra Foods, Inc.
01/25/23	3.200%	6,613,000	6,344,962
08/15/39	6.625%	4,978,000	5,462,867
Kraft Heinz Co. (The) (b)
07/02/20	2.800%	4,280,000	4,308,042
07/15/45	5.200%	2,410,000	2,552,308

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
Molson Coors Brewing Co.
05/01/42	5.000%	$1,285,000	$1,133,044
Total			24,480,213
Health Care 0.3%
Becton Dickinson and Co.
03/01/23	3.300%	2,080,000	2,072,185
05/15/24	3.875%	1,715,000	1,766,380
12/15/24	3.734%	177,000	180,189
12/15/44	4.685%	950,000	950,789
Total			4,969,543
Independent Energy 0.8%
Canadian Natural Resources Ltd.
02/01/25	3.900%	3,390,000	3,117,183
03/15/38	6.250%	1,362,000	1,356,710
Cimarex Energy Co.
06/01/24	4.375%	2,555,000	2,487,615
Noble Energy, Inc.
11/15/24	3.900%	2,255,000	2,097,170
Woodside Finance Ltd. (b)
03/05/25	3.650%	4,364,000	3,956,420
Total			13,015,098
Integrated Energy 0.7%
BP Capital Markets PLC
03/17/22	3.062%	930,000	932,153
05/10/23	2.750%	1,920,000	1,843,331
02/10/24	3.814%	1,055,000	1,077,373
Cenovus Energy, Inc.
08/15/22	3.000%	602,000	548,869
11/15/39	6.750%	3,760,000	3,900,391
Mobil Corp.
08/15/21	8.625%	2,560,000	3,440,975
Total			11,743,092
Life Insurance 1.1%
American International Group, Inc.
02/15/24	4.125%	6,850,000	7,196,466
Massachusetts Mutual Life Insurance Co. (b)
04/15/65	4.500%	1,500,000	1,362,155
MetLife Capital Trust X (b)
04/08/38	9.250%	3,547,000	4,894,860
MetLife, Inc.
08/01/39	10.750%	325,000	507,000
Teachers Insurance & Annuity Association of America (b)
09/15/44	4.900%	3,155,000	3,262,680
Total			17,223,161
Media and Entertainment 1.1%
Scripps Networks Interactive, Inc.
06/15/22	3.500%	4,325,000	4,235,031

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment (continued)
Sky PLC (b)
11/26/22	3.125%	$587,000	$569,161
09/16/24	3.750%	9,945,000	9,802,647
Thomson Reuters Corp.
09/29/24	3.850%	3,985,000	3,985,000
Total			18,591,839
Metals 0.1%
Vale Overseas Ltd.
11/21/36	6.875%	1,305,000	1,024,556
Midstream 1.7%
Columbia Pipeline Group, Inc. (b)
06/01/25	4.500%	4,029,000	3,910,995
06/01/45	5.800%	1,100,000	1,050,357
NiSource Finance Corp.
02/15/23	3.850%	3,461,000	3,590,566
12/15/40	6.250%	1,047,000	1,264,492
Plains All American Pipeline LP/Finance Corp.
10/15/25	4.650%	4,079,000	4,094,129
Southern Natural Gas Co. LLC
03/01/32	8.000%	2,857,000	3,105,936
Williams Companies, Inc. (The)
01/15/23	3.700%	7,525,000	5,835,412
Williams Partners LP/ACMP Finance Corp.
05/15/23	4.875%	2,983,000	2,759,275
Williams Partners LP
09/15/45	5.100%	2,195,000	1,679,001
Total			27,290,163
Natural Gas 0.6%
Sempra Energy
06/01/16	6.500%	3,470,000	3,591,839
10/01/22	2.875%	6,335,000	6,212,481
Total			9,804,320
Oil Field Services 0.4%
Noble Holding International Ltd.
03/16/18	4.000%	2,960,000	2,803,629
03/01/21	4.625%	1,845,000	1,421,222
04/01/25	5.950%	431,000	337,317
04/01/45	6.950%	1,820,000	1,365,592
Total			5,927,760
Other Industry 1.3%
Board of Trustees of the Leland Stanford Junior University (The)
05/01/47	3.460%	4,350,000	4,055,923
Northwestern University
12/01/38	3.688%	3,525,000	3,476,143
President and Fellows of Harvard College
10/15/40	4.875%	1,760,000	2,055,238

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Other Industry (continued)
President and Fellows of Harvard College (b)
01/15/39	6.500%	$2,820,000	$3,897,920
University of Notre Dame du Lac
02/15/45	3.438%	7,855,000	7,391,822
Total			20,877,046
Pharmaceuticals 1.7%
Actavis Funding SCS
03/15/22	3.450%	2,925,000	2,891,471
03/15/25	3.800%	2,005,000	1,936,908
Actavis Funding SCS (a)
09/01/16	1.199%	1,360,000	1,357,927
Forest Laboratories LLC (b)
02/01/19	4.375%	2,200,000	2,328,517
02/15/21	4.875%	2,400,000	2,592,096
Gilead Sciences, Inc.
03/01/46	4.750%	283,000	284,305
Johnson & Johnson
12/05/33	4.375%	8,739,000	9,545,051
Novartis Securities Investment Ltd.
02/10/19	5.125%	6,440,000	7,163,624
Total			28,099,899
Property & Casualty 0.2%
Transatlantic Holdings, Inc.
11/30/39	8.000%	1,905,000	2,545,911
Railroads 0.9%
BNSF Funding Trust I (a)
12/15/55	6.613%	3,129,000	3,512,302
Burlington Northern Santa Fe LLC
03/15/23	3.000%	1,170,000	1,152,193
09/01/45	4.700%	2,145,000	2,157,990
Canadian Pacific Railway Co.
03/15/23	4.450%	1,177,000	1,267,035
09/15/35	4.800%	630,000	641,712
08/01/45	4.800%	1,070,000	1,071,931
09/15/15	6.125%	2,183,000	2,292,864
Union Pacific Corp.
02/15/19	2.250%	2,700,000	2,741,969
Total			14,837,996
Restaurants 0.1%
Yum! Brands, Inc.
11/01/43	5.350%	1,193,000	1,145,587
Retailers 0.5%
CVS Pass-Through Trust (b)
08/11/36	4.163%	3,797,312	3,792,845
Home Depot, Inc. (The)
09/15/25	3.350%	1,201,000	1,223,056

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
Lowes Companies, Inc.
09/15/23	3.875%	$840,000	$887,725
09/15/45	4.375%	2,240,000	2,265,870
Wal-Mart Stores, Inc.
04/11/23	2.550%	310,000	306,248
Total			8,475,744
Supranational 0.3%
European Investment Bank
05/30/17	5.125%	3,985,000	4,272,924
Technology 1.1%
Automatic Data Processing, Inc.
09/15/20	2.250%	1,540,000	1,548,004
Hewlett Packard Enterprise Co. (b)(c)
10/15/20	3.600%	3,110,000	3,109,129
10/15/35	6.200%	2,565,000	2,563,512
10/15/45	6.350%	3,220,000	3,217,811
Oracle Corp.
05/15/22	2.500%	4,335,000	4,271,956
05/15/45	4.125%	1,205,000	1,137,022
05/15/55	4.375%	1,735,000	1,615,403
Total			17,462,837
Tobacco 0.2%
Imperial Tobacco Finance PLC (b)
07/20/18	2.050%	3,084,000	3,082,196
Transportation Services 0.2%
ERAC U.S.A. Finance LLC (b)
02/15/45	4.500%	3,105,000	2,871,532
Wirelines 1.5%
AT&T, Inc.
12/15/42	4.300%	2,450,000	2,105,422
05/15/46	4.750%	2,280,000	2,089,157
Verizon Communications, Inc.
03/15/21	3.450%	1,620,000	1,658,846
11/01/21	3.000%	1,513,000	1,508,845
09/15/23	5.150%	8,861,000	9,788,658
11/01/24	3.500%	904,000	888,822
03/15/34	5.050%	2,354,000	2,348,562
01/15/36	4.272%	2,440,000	2,212,802
09/15/43	6.550%	1,470,000	1,736,723
Total			24,337,837
Total Corporate Bonds & Notes (Cost: $608,254,520)			$602,274,828

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 5.1%
Federal Home Loan Mortgage Corp.
08/01/24	8.000%	$8,470	$9,953
01/01/25	9.000%	2,519	2,878
09/01/28-04/01/33	6.000%	191,290	216,679
04/01/30-04/01/32	7.000%	91,110	104,209
06/01/33	5.500%	101,137	113,057
Federal Home Loan Mortgage Corp. (d)
07/01/37	6.000%	2,725,784	3,111,477
Federal National Mortgage Association
11/01/21-04/01/22	8.000%	3,622	3,931
04/01/23	8.500%	3,701	3,915
06/01/24	9.000%	6,588	7,210
02/01/27-09/01/31	7.500%	37,165	40,837
10/01/28-08/01/35	6.000%	2,264,652	2,583,686
02/01/29-09/01/36	5.500%	4,823,149	5,449,758
05/01/29-07/01/38	7.000%	3,135,177	3,805,531
08/01/40-10/01/44	4.500%	17,297,299	18,794,050
03/01/41-05/01/43	3.500%	5,350,391	5,613,622
05/01/41	5.000%	1,145,233	1,265,199
09/01/41-09/01/45	4.000%	15,500,041	16,568,837
12/01/43	3.000%	3,392,510	3,452,306
CMO Series 2013-121 Class KD
08/25/41	3.500%	17,683,548	18,627,478
Government National Mortgage Association
09/20/42	3.500%	3,637,923	3,823,645
Total Residential Mortgage-Backed Securities - Agency (Cost: $82,674,075)			$83,598,258

Residential Mortgage-Backed Securities - Non-Agency 2.5%
BCAP LLC Trust CMO Series 2012-RR10 Class 9A1 (a)(b)
10/26/35	2.753%	5,642,499	5,703,579
Citigroup Mortgage Loan Trust, Inc. (a)
CMO Series 2015-A Class A4
06/25/58	4.250%	2,350,004	2,442,842
Citigroup Mortgage Loan Trust, Inc. (a)(b)
CMO Series 2012-7 Class 12A1
03/25/36	2.651%	346,259	346,304
Citigroup Mortgage Loan Trust, Inc. (b)
CMO Series 2012-A Class A
06/25/51	2.500%	733,948	721,945
Credit Suisse Mortgage Capital Certificates (a)(b)
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	175,097	176,002

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2011-17R Class 2A1
12/27/37	3.400%	$106,974	$107,446
Freddie Mac Structured Agency Credit Risk Debt Notes CMO Series 2015-DNA1 Class M1 (a)
10/25/27	1.094%	2,131,696	2,122,041
Jefferies Resecuritization Trust (a)(b)
CMO Series 2009-R6 Class 6A1
10/26/35	2.734%	3,635,750	3,707,709
CMO Series 2010-R7 Class 7A4
10/26/36	3.250%	171,775	170,525
New Residential Mortgage Loan Trust (a)(b)
CMO Series 2014-1A Class A
01/25/54	3.750%	5,071,041	5,236,468
CMO Series 2015-1A Class A3
04/25/52	3.750%	2,472,219	2,531,475
Series 2014-2A Class A3
05/25/54	3.750%	2,490,956	2,597,494
Nomura Asset Acceptance Corp. Alternative Loan Trust (a)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	62,555	62,972
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	396,181	398,760
RBSSP Resecuritization Trust CMO Series 2010-1 Class 3A1 (a)(b)
08/26/35	2.779%	7,440,422	7,488,294
Structured Asset Securities Corp. Mortgage Pass-Through Certificates CMO Series 2004-21XS Class 2A6A (a)
12/25/34	4.740%	8,170	8,337
WaMu Mortgage Pass-Through Certificates CMO Series 2003-AR8 Class A (a)
08/25/33	2.488%	6,465,499	6,629,884
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $40,656,750)			$40,452,077

Commercial Mortgage-Backed Securities - Non-Agency 8.6%
American Homes 4 Rent Trust (b)
Series 2014-SFR2 Class A
10/17/36	3.786%	5,846,053	5,997,795
Series 2014-SFR3 Class A
12/17/36	3.678%	6,799,841	6,920,097
Series 2015-SFR2 Class A
10/17/45	3.732%	735,000	747,824
American Homes 4 Rent Series 2015-SFR1 Class A (b)
04/17/52	3.467%	10,183,268	10,189,200
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-6 Class A4 (a)
09/10/47	5.315%	1,006,942	1,005,891

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
COBALT CMBS Commercial Mortgage Trust Series 2007-C3 Class A4 (a)
05/15/46	5.959%	$1,938,742	$2,053,390
Colony Multifamily Mortgage Trust Series 2014-1 Class A (b)
04/20/50	2.543%	10,995,822	11,061,772
Commercial Mortgage Trust
Series 2015-CR22 Class A5
03/10/48	3.309%	1,940,000	1,971,190
Series 2015-LC19 Class A4
02/10/48	3.183%	835,000	850,476
Commercial Mortgage Trust (a)
Series 2007-C9 Class AM
12/10/49	5.650%	10,745,000	11,397,888
Credit Suisse Commercial Mortgage Trust Series 2007-C3 Class A4 (a)
06/15/39	5.889%	5,465,757	5,712,613
Credit Suisse Mortgage Capital Certificates Series 2010-RR4 Class 2A (a)(b)
09/18/39	5.467%	863,657	877,746
DBUBS Mortgage Trust Series 2011-LC2A Class A4 (b)
07/10/44	4.537%	6,960,000	7,747,795
GS Mortgage Securities Corp. II Series 2015-GC30 Class A3
05/10/50	3.119%	5,000,000	5,040,959
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4
03/10/39	5.444%	2,386,723	2,477,518
Invitation Homes Trust Series 2015-SFR3 Class A (a)(b)
08/17/32	1.507%	5,188,352	5,120,927
JPMBB Commercial Mortgage Securities Trust Series 2015-C27 Class A4
02/15/48	3.179%	1,765,000	1,778,887
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-C6 Class A3
05/15/45	3.507%	3,971,000	4,209,730
JPMorgan Chase Commercial Mortgage Securities Trust (a)
Series 2006-CB14 Class AM
12/12/44	5.667%	5,340,000	5,365,082
LB Commercial Mortgage Trust Series 2007-C3 Class AM (a)
07/15/44	6.096%	10,920,000	11,627,944
LB-UBS Commercial Mortgage Trust
Series 2006-C1 Class A4
02/15/31	5.156%	588,816	589,715
Series 2007-C2 Class A3
02/15/40	5.430%	3,741,015	3,897,950
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-8 Class A3 (a)
08/12/49	6.073%	3,650,000	3,871,712

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20 Class A3
02/15/48	2.988%	$1,125,000	$1,123,746
Morgan Stanley Re-Remic Trust (a)(b)
Series 2009-GG10 Class A4B
08/12/45	5.988%	2,894,000	3,064,908
Series 2010-GG10 Class A4A
08/15/45	5.988%	4,565,205	4,791,251
Series 2010-GG10 Class A4B
08/15/45	5.988%	1,580,000	1,663,361
WF-RBS Commercial Mortgage Trust Series 2014-C24 Class A5
11/15/47	3.607%	1,415,000	1,472,994
Wells Fargo Commercial Mortgage Trust
Series 2015-C26 Class A4
02/15/48	3.166%	1,780,000	1,781,435
Series 2015-C27 Class A4
02/15/48	3.190%	3,350,000	3,401,705
Series 2015-C28 Class A3
05/15/48	3.290%	6,000,000	6,122,995
Series 2015-LC20 Class A4
04/15/50	2.925%	3,750,000	3,705,970
Series 2015-LC20 Class A5
04/15/50	3.184%	1,350,000	1,352,897
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $141,994,910)			$138,995,363

Asset-Backed Securities - Agency 2.2%
United States Small Business Administration
Series 2012-20G Class 1
07/01/32	2.380%	613,781	616,382
Series 2012-20I Class 1
09/01/32	2.200%	1,190,264	1,187,890
Series 2012-20J Class 1
10/01/32	2.180%	4,452,079	4,439,310
Series 2012-20L Class 1
12/01/32	1.930%	640,660	628,644
Series 2013-20D Class 1
04/01/33	2.080%	5,674,545	5,597,640
Series 2013-20E Class 1
05/01/33	2.070%	788,664	777,415
Series 2013-20G Class 1
07/01/33	3.150%	1,080,993	1,130,647
Series 2013-20L Class 1
12/01/33	3.380%	850,402	892,189
Series 2014-20C Class 1
03/01/34	3.210%	1,078,715	1,132,182
Series 2014-20D Class 1
04/01/34	3.110%	3,516,205	3,675,540
Series 2014-20E Class 1
05/01/34	3.000%	3,068,839	3,210,881
Series 2014-20F Class 1
06/01/34	2.990%	2,127,487	2,231,277

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Agency (continued)
Series 2014-20G Class 1
07/01/34	2.870%	$804,684	$830,984
Series 2014-20H Class 1
08/01/34	2.880%	2,243,670	2,316,327
Series 2015-20C Class 1
03/01/35	2.720%	242,240	244,784
Series 2015-20E Class 1
05/01/35	2.770%	3,430,000	3,460,303
Series 2015-20F Class 1
06/01/35	2.980%	3,150,000	3,276,657
Total Asset-Backed Securities - Agency (Cost: $34,231,636)			$35,649,052

Asset-Backed Securities - Non-Agency 10.1%
ARI Fleet Lease Trust Series 2014-A Class A2 (b)
11/15/22	0.810%	3,556,160	3,553,832
Ally Master Owner Trust Series 2014-2 Class A (a)
01/16/18	0.577%	4,365,000	4,366,199
Ascentium Equipment Receivables Series 2015-1A Class A2 (b)
07/10/17	1.150%	1,900,000	1,901,686
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A Class A (b)
12/20/21	2.630%	3,185,000	3,227,108
Cabela’s Credit Card Master Note Trust
Series 2015-2 Class A1
07/17/23	2.250%	2,700,000	2,735,508
Cabela’s Credit Card Master Note Trust (a)(b)
Series 2012-1A Class A2
02/18/20	0.737%	1,125,000	1,125,611
Cabela’s Master Credit Card Trust Series 2014-1 Class A (a)
03/16/20	0.557%	1,668,000	1,665,934
California Republic Auto Receivables Trust Series 2014-2 Class A2
03/15/17	0.540%	152,966	152,939
Capital One Multi-Asset Execution Trust Series 2015-A2 Class A2
03/15/23	2.080%	11,090,000	11,258,942
CarMax Auto Owner Trust Series 2015-3 Class A3
05/15/20	1.630%	3,595,000	3,612,725
Chase Issuance Trust Series 2012-A4 Class A4
08/16/21	1.580%	1,970,000	1,967,597
Chesapeake Funding LLC (a)(b)
Series 2011-2A Class A
04/07/24	1.449%	2,075,400	2,091,257
Series 2012-2A Class A
05/07/24	0.649%	1,471,738	1,470,835
Series 2013-1A Class A
01/07/25	0.649%	1,069,752	1,070,138

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Citibank Credit Card Issuance Trust Series 2014-A5 Class A5
06/07/23	2.680%	$1,980,000	$2,045,045
Countrywide Home Equity Loan Trust (a)
Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	297,226	295,605
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	335,320	333,128
Discover Card Execution Note Trust Series 2015-A2 Class A
10/17/22	1.900%	12,150,000	12,134,237
Enterprise Fleet Financing LLC (b)
Series 2013-2 Class A2
03/20/19	1.060%	1,805,247	1,806,129
Series 2015-1 Class A2
09/20/20	1.300%	2,980,000	2,976,942
Series 2015-2 Class A2
02/22/21	1.590%	2,295,000	2,304,516
Ford Credit Auto Lease Trust Series 2014-A Class A2A
10/15/16	0.500%	11,074	11,075
Ford Credit Auto Owner Trust (b)
Series 2014-2 Class A
04/15/26	2.310%	5,785,000	5,867,448
Series 2015-1 Class A
07/15/26	2.120%	8,995,000	9,039,390
Series 2015-2 Class A
01/15/27	2.440%	2,655,000	2,695,249
Ford Credit Floorplan Master Owner Trust Series 2013-2 Class A (b)
03/15/22	2.090%	3,590,000	3,627,490
GE Dealer Floorplan Master Note Trust Series 2015-1 Class A (a)
01/20/20	0.716%	5,070,000	5,032,584
GE Equipment Small Ticket LLC Series 2014-1A Class A2 (b)
08/24/16	0.590%	288,832	288,762
GE Equipment Transportation LLC Series 2014-1 Class A2
12/23/16	0.550%	783,848	783,455
GM Financial Automobile Leasing Trust Series 2015-1 Class A2
12/20/17	1.100%	6,710,000	6,728,048
GreatAmerica Leasing Receivables Funding LLC Series 2015-1 Class A2 (b)
06/20/17	1.120%	2,460,000	2,463,029
Hertz Fleet Lease Funding LP (a)(b)
Series 2013-3 Class A
12/10/27	0.753%	6,455,155	6,463,005
Series 2014-1 Class A
04/10/28	0.603%	1,777,600	1,778,732
Hertz Vehicle Financing II LP Series 2015-3A Class A (b)(c)
09/25/21	2.670%	2,750,000	2,749,230

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Honda Auto Receivables Owner Trust
Series 2013-4 Class A3
09/18/17	0.690%	$2,755,873	$2,755,261
Series 2015-3 Class A3
04/18/19	1.270%	5,270,000	5,279,191
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A (a)(b)
05/15/18	0.557%	8,135,000	8,138,840
MMAF Equipment Finance LLC Series 2014-AA Class A2 (b)
04/10/17	0.520%	3,522,973	3,521,543
Navitas Equipment Receivables LLC Series 2015-1 Class A2 (b)
11/15/18	2.120%	5,195,000	5,206,175
New York City Tax Lien Trust Series 2014-A Class A (b)
11/10/27	1.030%	536,947	536,678
Nissan Auto Receivables Owner Trust Series 2015-A Class A1 (a)
01/15/20	0.607%	3,615,000	3,615,582
PFS Tax Lien Trust Series 2014-1 Class NOTE (b)
04/15/16	1.440%	1,679,991	1,680,381
SLM Student Loan Trust Series 2014-2 Class A1 (a)
07/25/19	0.444%	1,952,454	1,946,946
SMART ABS Trust Series 2013-2US Class A3A
01/14/17	0.830%	506,112	505,902
SMART Trust (a)
Series 2013-1US Class A3B
09/14/16	0.656%	51,601	51,596
SMART Trust (b)
Series 2012-1USA Class A4A
12/14/17	2.010%	661,489	666,781
Santander Drive Auto Receivables Trust (a)
Series 2014-2 Class A2B
07/17/17	0.527%	339,613	339,613
Series 2014-3 Class A2B
08/15/17	0.487%	508,181	508,183
TCF Auto Receivables Owner Trust Series 2014-1A Class A2 (b)
05/15/17	0.590%	304,462	304,468
Toyota Auto Receivables Owner Trust Series 2015-C Class A3
06/17/19	1.340%	5,635,000	5,644,332
USAA Auto Owner Trust Series 2015-1 Class A3
06/17/19	1.200%	2,035,000	2,037,397
Westlake Automobile Receivables Trust Series 2014-1A Class A2 (b)
05/15/17	0.700%	715,749	715,931
Wheels SPV 2 LLC Series 2015-1A Class A2 (b)
04/22/24	1.270%	740,000	741,510

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
World Financial Network Credit Card Master Trust
Series 2012-D Class A
04/17/23	2.150%	$2,165,000	$2,187,282
Series 2015-B Class A
06/17/24	2.550%	5,010,000	5,089,628
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3
10/15/18	1.540%	2,275,000	2,282,273
Total Asset-Backed Securities - Non-Agency (Cost: $162,613,973)			$163,378,903

U.S. Treasury Obligations 28.0%
U.S. Treasury
01/15/16	0.375%	6,650,000	6,655,626
08/31/17	0.625%	84,718,000	84,714,696
06/15/18	1.125%	67,783,000	68,246,365
08/15/18	1.000%	2,405,000	2,411,388
09/30/20	1.375%	102,392,000	102,392,000
08/15/25	2.000%	60,110,100	59,792,358
U.S. Treasury (c)
09/30/22	1.750%	27,464,000	27,449,691
U.S. Treasury (d)
05/15/45	3.000%	38,041,300	38,929,907
U.S. Treasury (e)
STRIPS
11/15/18	0.000%	19,436,000	18,828,878
11/15/19	0.000%	11,055,900	10,478,041
02/15/40	0.000%	38,410,800	18,703,716
11/15/41	0.000%	13,661,000	6,286,273
05/15/43	0.000%	19,069,000	8,266,545
Total U.S. Treasury Obligations (Cost: $448,553,449)			$453,155,484

U.S. Government & Agency Obligations 1.9%
Residual Funding Corp. (e)
STRIPS
10/15/19	0.000%	8,329,000	7,801,199
01/15/21	0.000%	20,703,000	18,778,056
01/15/30	0.000%	6,345,000	4,113,470
Total U.S. Government & Agency Obligations (Cost: $29,908,991)			$30,692,725

Foreign Government Obligations(f) 1.9%
Brazil 0.1%
Brazilian Government International Bond
01/20/34	8.250%	729,000	754,515
01/07/41	5.625%	190,000	144,875
Total			899,390
Colombia 0.1%
Colombia Government International Bond
01/18/41	6.125%	839,000	816,523

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (f) (continued)
Mexico 1.2%
Mexico Government International Bond
03/15/22	3.625%	$7,738,000	$7,807,642
Petroleos Mexicanos
03/01/18	5.750%	8,930,000	9,451,958
06/15/35	6.625%	2,195,000	2,057,813
Total			19,317,413
Philippines —%
Philippine Government International Bond
10/23/34	6.375%	270,000	352,948
Qatar 0.4%
Nakilat, Inc. (b)
12/31/33	6.067%	4,885,000	5,587,219
Ras Laffan Liquefied Natural Gas Co., Ltd. III (b)
09/30/16	5.832%	554,140	567,765
Total			6,154,984
Turkey 0.1%
Turkey Government International Bond
01/14/41	6.000%	2,565,000	2,497,669
Uruguay —%
Uruguay Government International Bond
11/20/45	4.125%	725,000	572,750
Total Foreign Government Obligations (Cost: $31,918,289)			$30,611,677

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 1.4%
California 0.8%
Los Angeles Unified School District Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009
07/01/34	5.750%	3,310,000	3,964,652
State of California Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009
04/01/39	7.550%	6,170,000	8,917,192
Total			12,881,844

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Illinois 0.3%
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2012
11/01/42	5.000%	$2,320,000	$2,391,038
Revenue Bonds
Build America Bonds
Series 2010
11/01/40	6.742%	625,000	686,063
City of Chicago Unlimited General Obligation Taxable Bonds Series 2015B
01/01/33	7.375%	1,315,000	1,343,693
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03/01/16	4.961%	130,000	132,067
Total			4,552,861
Kentucky 0.1%
Kentucky Asset Liability Commission Taxable Revenue Bonds Series 2010
04/01/18	3.165%	2,221,810	2,269,001
Ohio 0.2%
JobsOhio Beverage System Taxable Revenue Bonds Series 2013-B
01/01/35	4.532%	3,315,000	3,501,701
Total Municipal Bonds (Cost: $22,968,678)			$23,205,407

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt 0.7%
Banking 0.6%
M&T Bank Corp. (a)
12/31/49	6.375%	270	$310,905
PNC Financial Services Group, Inc. (The) (a)
12/31/49	6.125%	232,350	6,368,713
U.S. Bancorp (a)
12/31/49	6.500%	125,679	3,609,501
Total			10,289,119
Property & Casualty 0.1%
Allstate Corp. (The) (a)
01/15/53	5.100%	36,723	932,030
Total Preferred Debt (Cost: $10,443,507)			$11,221,149

		Shares	Value

Money Market Funds 0.3%
Columbia Short-Term Cash Fund, 0.169% (g)(h)		4,109,455	$4,109,455
Total Money Market Funds (Cost: $4,109,455)			$4,109,455
Total Investments
(Cost: $1,618,328,233) (i)			$1,617,344,378(j)
Other Assets & Liabilities, Net			1,508,101
Net Assets			$1,618,852,479

At September 30, 2015, securities totaling $4,511,647 were pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at September 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	99	USD	12,744,704	12/2015	22,748	—
US 10YR NOTE (CBT)	179	USD	23,043,454	12/2015	116,304	—
US 2YR NOTE (CBT)	306	USD	67,023,562	12/2015	61,605	—
US 5YR NOTE (CBT)	315	USD	37,962,423	12/2015	127,883	—
US 5YR NOTE (CBT)	51	USD	6,146,297	12/2015	53,979	—
Total			146,920,440		382,519	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US LONG BOND	(35)	USD	(5,507,031)	12/2015	—	(19,750)
US ULTRA BOND	(6)	USD	(962,438)	12/2015	—	(16,008)
Total			(6,469,469)		—	(35,758)

Credit Default Swap Contracts Outstanding at September 30, 2015

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	McDonald’s Corp.	06/20/2020	1.000	3,690,000	(116,765)	100,917	(1,025)	—	(16,873)
Goldman Sachs International	Bank of America Corp.	06/20/2020	1.000	10,055,000	(86,693)	135,585	(2,793)	46,099	—
Goldman Sachs International	Bank of America Corp.	12/20/2020	1.000	3,665,000	(19,363)	9,033	(1,018)	—	(11,348)
Goldman Sachs International	Barclays Bank, PLC	06/20/2020	1.000	1,825,000	(22,224)	25,488	(507)	2,757	—
Goldman Sachs International	Citigroup, Inc.	12/20/2020	1.000	3,665,000	(918)	(8,995)	(1,018)	—	(10,931)
Goldman Sachs International	Morgan Stanley	12/20/2020	1.000	3,665,000	919	(8,995)	(1,018)	—	(9,094)
JPMorgan	Morgan Stanley	12/20/2020	1.000	36,615,000	9,176	108,205	(10,171)	107,210	—
Morgan Stanley*	CDX North America Investment Grade 25-V1	12/20/2020	1.000	17,645,000	63,958	—	(4,901)	59,057	—
Morgan Stanley	Goldman Sachs Group, Inc.	12/20/2020	1.000	18,310,000	13,768	27,020	(5,086)	35,702	—
Morgan Stanley	Goldman Sachs Group, Inc.	12/20/2020	1.000	18,320,000	13,776	(44,961)	(5,089)	—	(36,274)
Total								250,825	(84,520)

*Centrally cleared swap contract

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of these securities amounted to $261,438,559 or 16.15% of net assets.

(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(e)	Zero coupon bond.
(f)	Principal and interest may not be guaranteed by the government.
(g)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(h)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	15,683,736	504,778,984	(516,353,265)	4,109,455	12,885	4,109,455

(i)

At September 30, 2015, the cost of securities for federal income tax purposes was approximately $1,618,328,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$14,443,000
Unrealized Depreciation	(15,427,000)
Net Unrealized Depreciation	$(984,000)

(j)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation

CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	602,274,828	—	602,274,828
Residential Mortgage-Backed Securities - Agency	—	83,598,258	—	83,598,258
Residential Mortgage-Backed Securities - Non-Agency	—	40,452,077	—	40,452,077
Commercial Mortgage-Backed Securities - Non-Agency	—	138,995,363	—	138,995,363
Asset-Backed Securities - Agency	—	35,649,052	—	35,649,052
Asset-Backed Securities - Non-Agency	—	163,378,903	—	163,378,903
U.S. Treasury Obligations	390,592,031	62,563,453	—	453,155,484
U.S. Government & Agency Obligations	—	30,692,725	—	30,692,725
Foreign Government Obligations	—	30,611,677	—	30,611,677
Municipal Bonds	—	23,205,407	—	23,205,407
Preferred Debt	11,221,149	—	—	11,221,149
Money Market Funds	—	4,109,455	—	4,109,455
Total Investments	401,813,180	1,215,531,198	—	1,617,344,378
Derivatives
Assets
Futures Contracts	382,519	—	—	382,519
Swap Contracts	—	250,825	—	250,825
Liabilities
Futures Contracts	(35,758)	—	—	(35,758)
Swap Contracts	—	(84,520)	—	(84,520)
Total	402,159,941	1,215,697,503	—	1,617,857,444

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	15,683,736	15,683,736	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between Levels 2 and 3 during the period.

Consolidated Portfolio of Investments

Columbia Variable Portfolio — Diversified Absolute Return Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 23.0%

CONSUMER DISCRETIONARY 3.3%
Auto Components 0.1%
Magna International, Inc., Class A (a)	3,706	$177,925
Visteon Corp. (a)(b)	1,344	136,067
Total		313,992
Diversified Consumer Services 0.1%
ServiceMaster Global Holdings, Inc. (a)(b)	10,965	367,876
Hotels, Restaurants & Leisure 0.4%
Darden Restaurants, Inc. (a)	5,480	375,599
Norwegian Cruise Line Holdings Ltd. (a)(b)	12,017	688,574
Total		1,064,173
Household Durables 0.3%
Jarden Corp. (a)(b)	4,878	238,437
Newell Rubbermaid, Inc. (a)	15,190	603,195
Total		841,632
Internet & Catalog Retail 0.5%
Amazon.com, Inc. (a)(b)	399	204,244
Ctrip.com International Ltd., ADR (a)(b)	2,643	166,985
Expedia, Inc. (a)	2,466	290,199
Lands’ End, Inc. (b)	21,040	568,290
Total		1,229,718
Media 1.0%
Cinemark Holdings, Inc. (a)	22,265	723,390
Comcast Corp., Class A (a)	20,016	1,138,510
DISH Network Corp., Class A (a)(b)	14,034	818,744
Liberty Global PLC, Class A (a)(b)	5,110	219,423
Total		2,900,067
Multiline Retail 0.2%
Burlington Stores, Inc. (a)(b)	3,335	170,218
Dillard’s, Inc., Class A (a)	380	33,208
Hudson’s Bay Co.	8,135	137,646
Target Corp.	3,663	288,132
Total		629,204
Specialty Retail 0.4%
Cabela’s, Inc. (b)	6,825	311,220
Foot Locker, Inc. (a)	3,041	218,861

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Home Depot, Inc. (The) (a)	4,474	$516,702
Total		1,046,783
Textiles, Apparel & Luxury Goods 0.3%
Coach, Inc. (a)	11,176	323,322
lululemon athletica, Inc. (a)(b)	2,465	124,852
Nike, Inc., Class B (a)	2,167	266,476
Sequential Brands Group, Inc. (a)(b)	12,965	187,603
Total		902,253
TOTAL CONSUMER DISCRETIONARY		9,295,698
CONSUMER STAPLES 0.9%
Beverages 0.2%
Anheuser-Busch InBev SA/NV, ADR (a)	528	56,137
Dr. Pepper Snapple Group, Inc. (a)	1,247	98,575
Molson Coors Brewing Co., Class B (a)	1,056	87,669
PepsiCo, Inc.	2,788	262,909
SABMiller PLC, ADR	1,223	70,029
Total		575,319
Food & Staples Retailing 0.1%
CVS Health Corp. (a)	2,088	201,450
SYSCO Corp. (a)	2,395	93,333
Total		294,783
Food Products 0.4%
Archer-Daniels-Midland Co. (a)	7,763	321,776
Mead Johnson Nutrition Co. (a)	908	63,923
Mondelez International, Inc., Class A (a)	4,902	205,247
Pilgrim’s Pride Corp.	17,125	355,858
TreeHouse Foods, Inc. (a)(b)	403	31,349
Tyson Foods, Inc., Class A (a)	2,380	102,578
Total		1,080,731
Personal Products 0.1%
Avon Products, Inc.	59,503	193,385
Nu Skin Enterprises, Inc., Class A (a)	1,080	44,582
Total		237,967
Tobacco 0.1%
Altria Group, Inc. (a)	3,447	187,517

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)
Tobacco (continued)
Philip Morris International, Inc. (a)	2,672	$211,970
Total		399,487
TOTAL CONSUMER STAPLES		2,588,287
ENERGY 1.5%
Energy Equipment & Services 0.4%
Halliburton Co. (a)	12,049	425,932
Transocean Ltd.	22,305	288,181
Weatherford International PLC (b)	39,413	334,222
Total		1,048,335
Oil, Gas & Consumable Fuels 1.1%
Anadarko Petroleum Corp. (a)	1,619	97,771
BP PLC, ADR (a)	7,013	214,317
Canadian Natural Resources Ltd. (a)	6,263	121,815
ConocoPhillips (a)	2,278	109,253
EOG Resources, Inc. (a)	1,404	102,211
Exxon Mobil Corp. (a)	15,708	1,167,890
HollyFrontier Corp. (a)	1,422	69,451
Kinder Morgan, Inc.	6,983	193,289
Marathon Petroleum Corp. (a)	2,175	100,768
Noble Energy, Inc.	3,516	106,113
Occidental Petroleum Corp. (a)	1,701	112,521
Royal Dutch Shell PLC, ADR, Class A (a)	2,167	102,694
Suncor Energy, Inc. (a)	4,083	109,098
Valero Energy Corp. (a)	1,878	112,868
Williams Companies, Inc. (The)	2,852	105,096
World Fuel Services Corp. (a)	1,010	36,158
WPX Energy, Inc. (b)	32,371	214,296
Total		3,075,609
TOTAL ENERGY		4,123,944
FINANCIALS 3.4%
Banks 0.9%
Citigroup, Inc. (a)	6,082	301,728
Fifth Third Bancorp (a)	15,283	289,002
PNC Financial Services Group, Inc. (The)	6,635	591,842
Signature Bank (a)(b)	1,779	244,719
Umpqua Holdings Corp.	20,384	332,259
Wells Fargo & Co.	12,864	660,567
Total		2,420,117

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Capital Markets 0.7%
BlackRock, Inc. (a)	1,106	$329,002
Charles Schwab Corp. (The) (a)	16,513	471,611
Goldman Sachs Group, Inc. (The) (a)	2,405	417,893
Invesco Ltd. (a)	19,804	618,479
Morgan Stanley	5,711	179,896
Total		2,016,881
Consumer Finance 0.2%
Capital One Financial Corp.	6,135	444,910
Navient Corp. (a)	16,631	186,933
Total		631,843
Diversified Financial Services 0.2%
Intercontinental Exchange, Inc. (a)	1,300	305,487
Voya Financial, Inc.	8,170	316,751
Total		622,238
Insurance 0.9%
ACE Ltd. (a)	4,047	418,460
Aflac, Inc. (a)	9,747	566,593
Assured Guaranty Ltd. (a)	13,870	346,750
Everest Re Group Ltd. (a)	640	110,938
MetLife, Inc. (a)	8,115	382,622
Principal Financial Group, Inc.	8,500	402,390
Prudential Financial, Inc.	3,526	268,716
Total		2,496,469
Real Estate Investment Trusts (REITs) 0.4%
Alexandria Real Estate Equities, Inc. (a)	8,565	725,199
CBL & Associates Properties, Inc. (a)	18,238	250,772
Empire State Realty Trust, Inc., Class A (a)	10,941	186,325
Total		1,162,296
Thrifts & Mortgage Finance 0.1%
MGIC Investment Corp. (b)	33,727	312,312
TOTAL FINANCIALS		9,662,156
HEALTH CARE 4.5%
Biotechnology 2.1%
Alexion Pharmaceuticals, Inc. (a)(b)	1,430	223,638
Alkermes PLC (a)(b)	1,961	115,052
AMAG Pharmaceuticals, Inc. (a)(b)	2,033	80,771
Arrowhead Research Corp. (b)	62,010	357,178

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Baxalta, Inc. (a)	7,524	$237,081
Biogen, Inc. (a)(b)	1,025	299,105
Bluebird Bio, Inc. (a)(b)	5,211	445,801
Blueprint Medicines Corp. (b)	15,265	325,755
Curis, Inc. (b)	197,745	399,445
Dynavax Technologies Corp. (a)(b)	23,871	585,794
Incyte Corp. (a)(b)	5,867	647,306
Novavax, Inc. (a)(b)	66,584	470,749
Regulus Therapeutics, Inc. (a)(b)	78,445	513,030
Ultragenyx Pharmaceutical, Inc. (a)(b)	5,327	513,044
Vertex Pharmaceuticals, Inc. (a)(b)	6,712	698,988
Total		5,912,737
Health Care Equipment & Supplies 0.6%
Align Technology, Inc. (b)	7,195	408,388
Cooper Companies, Inc. (The)	791	117,748
Medtronic PLC (a)	15,738	1,053,502
Total		1,579,638
Health Care Providers & Services 0.9%
Aetna, Inc. (a)	5,020	549,238
AmerisourceBergen Corp. (a)	3,886	369,131
Cardinal Health, Inc. (a)	1,325	101,787
Centene Corp. (b)	7,505	406,996
CIGNA Corp. (a)	3,675	496,199
Health Net, Inc. (b)	6,010	361,922
Laboratory Corp. of America Holdings (b)	2,669	289,506
Total		2,574,779
Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc. (a)	1,815	221,938
Pharmaceuticals 0.8%
Allergan PLC (a)(b)	1,401	380,806
Bristol-Myers Squibb Co. (a)	13,964	826,668
Endo International PLC (a)(b)	6,929	480,041
Impax Laboratories, Inc. (a)(b)	2,623	92,356
Merck & Co., Inc. (a)	6,069	299,748
Pfizer, Inc.	10,363	325,502
Total		2,405,121
TOTAL HEALTH CARE		12,694,213

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS 2.9%
Aerospace & Defense 0.7%
Honeywell International, Inc. (a)	3,457	$327,343
Huntington Ingalls Industries, Inc. (a)	2,559	274,197
Lockheed Martin Corp. (a)	5,426	1,124,864
Northrop Grumman Corp. (a)	1,102	182,877
Spirit AeroSystems Holdings, Inc., Class A (a)(b)	1,480	71,543
Total		1,980,824
Air Freight & Logistics 0.1%
United Parcel Service, Inc., Class B (a)	2,616	258,173
Airlines 0.3%
Alaska Air Group, Inc. (a)	10,065	799,664
Building Products 0.1%
Fortune Brands Home & Security, Inc. (a)	2,693	127,837
USG Corp. (a)(b)	6,937	184,663
Total		312,500
Commercial Services & Supplies 0.2%
Republic Services, Inc.	14,680	604,816
Electrical Equipment 0.2%
Rockwell Automation, Inc. (a)	5,480	556,056
Industrial Conglomerates 0.1%
Carlisle Companies, Inc. (a)	2,154	188,216
Machinery 0.7%
FANUC Corp., ADR (a)	21,585	553,655
IDEX Corp. (a)	6,145	438,139
Ingersoll-Rand PLC (a)	9,821	498,612
Lincoln Electric Holdings, Inc.	6,219	326,062
Navistar International Corp. (a)(b)	2,713	34,510
Snap-On, Inc. (a)	1,864	281,352
Total		2,132,330
Professional Services 0.1%
Dun & Bradstreet Corp. (The) (a)	2,291	240,555
Road & Rail 0.4%
JB Hunt Transport Services, Inc. (a)	3,055	218,127
Kansas City Southern	2,687	244,195
Union Pacific Corp.	7,110	628,595
Total		1,090,917
TOTAL INDUSTRIALS		8,164,051

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 5.3%
Communications Equipment 0.4%
Cisco Systems, Inc. (a)	12,153	$319,016
F5 Networks, Inc. (a)(b)	3,016	349,253
Palo Alto Networks, Inc. (a)(b)	2,775	477,300
Total		1,145,569
Internet Software & Services 1.0%
eBay, Inc. (a)(b)	7,540	184,278
Google, Inc., Class A (b)	1,448	924,360
Google, Inc., Class C (a)(b)	1,205	733,146
HomeAway, Inc. (a)(b)	10,760	285,570
Rackspace Hosting, Inc. (a)(b)	9,771	241,148
VeriSign, Inc. (a)(b)	5,998	423,219
Total		2,791,721
IT Services 0.4%
EPAM Systems, Inc. (a)(b)	6,125	456,435
PayPal Holdings, Inc. (b)	7,540	234,041
Visa, Inc., Class A (a)	8,018	558,534
Total		1,249,010
Semiconductors & Semiconductor Equipment 1.6%
Altera Corp.	18,530	927,982
Cavium, Inc. (a)(b)	10,186	625,115
Cypress Semiconductor Corp. (a)	58,156	495,489
ON Semiconductor Corp. (b)	46,095	433,293
Qorvo, Inc. (a)(b)	17,296	779,185
Silicon Laboratories, Inc. (a)(b)	5,685	236,155
Skyworks Solutions, Inc. (a)	11,141	938,184
Total		4,435,403
Software 1.3%
Activision Blizzard, Inc.	22,330	689,774
Electronic Arts, Inc. (a)(b)	15,696	1,063,404
Salesforce.com, inc. (a)(b)	4,928	342,151
SolarWinds, Inc. (a)(b)	7,397	290,258
Tableau Software, Inc., Class A (a)(b)	6,920	552,078
VMware, Inc., Class A (a)(b)	7,358	579,737
Workday, Inc., Class A (b)	4,092	281,775
Total		3,799,177
Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc. (a)	9,049	998,104
Electronics for Imaging, Inc. (a)(b)	7,967	344,812

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Technology Hardware, Storage & Peripherals (continued)
EMC Corp. (a)	11,175	$269,988
Total		1,612,904
TOTAL INFORMATION TECHNOLOGY		15,033,784
MATERIALS 0.6%
Chemicals 0.3%
Albemarle Corp. (a)	867	38,235
Dow Chemical Co. (The)	3,231	136,994
Eastman Chemical Co. (a)	1,200	77,664
EI du Pont de Nemours & Co.	1,444	69,601
LyondellBasell Industries NV, Class A	4,476	373,119
Monsanto Co. (a)	1,272	108,552
PPG Industries, Inc. (a)	1,008	88,392
Total		892,557
Containers & Packaging —%
Sonoco Products Co. (a)	2,344	88,463
Metals & Mining 0.1%
Alcoa, Inc. (a)	6,347	61,312
Freeport-McMoRan, Inc. (a)	4,527	43,867
Nucor Corp. (a)	860	32,293
Steel Dynamics, Inc. (a)	2,780	47,760
Total		185,232
Paper & Forest Products 0.2%
Domtar Corp. (a)	8,960	320,320
International Paper Co. (a)	7,847	296,538
Total		616,858
TOTAL MATERIALS		1,783,110
TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
CenturyLink, Inc. (a)	8,265	207,617
TOTAL TELECOMMUNICATION SERVICES		207,617
UTILITIES 0.5%
Electric Utilities 0.3%
American Electric Power Co., Inc. (a)	1,745	99,221
Entergy Corp. (a)	5,196	338,260
ITC Holdings Corp. (a)	2,954	98,486
Pinnacle West Capital Corp. (a)	2,451	157,207

Issuer		Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Electric Utilities (continued)
Xcel Energy, Inc.		2,746	$97,236
Total			790,410
Multi-Utilities 0.2%
Ameren Corp. (a)		3,368	142,365
DTE Energy Co. (a)		1,402	112,679
PG&E Corp. (a)		848	44,774
Public Service Enterprise Group, Inc.		5,472	230,700
Total			530,518
TOTAL UTILITIES			1,320,928
Total Common Stocks (Cost: $73,324,323)			$64,873,788

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 2.0%
Aerospace & Defense —%
L-3 Communications Corp.
05/28/24	3.950%	75,000	$71,899
Automotive 0.1%
American Axle & Manufacturing, Inc.
02/15/19	5.125%	78,000	78,000
Fiat Chrysler Automobiles NV
04/15/20	4.500%	30,000	28,500
Schaeffler Holding Finance BV PIK (c)
08/15/18	6.875%	76,000	78,660
Total			185,160
Banking —%
Ally Financial, Inc.
11/18/19	3.750%	77,000	75,460
Cable and Satellite —%
CCO Safari II LLC (c)
07/23/20	3.579%	29,000	28,786
Cablevision Systems Corp.
09/15/17	8.625%	72,000	75,060
Total			103,846
Chemicals 0.1%
LYB International Finance BV
03/15/44	4.875%	150,000	142,113

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
PQ Corp. (c)
11/01/18	8.750%	$75,000	$75,375
Total			217,488
Consumer Cyclical Services —%
Service Corp. International
11/15/20	4.500%	75,000	76,125
Consumer Products 0.1%
Spectrum Brands, Inc.
11/15/20	6.375%	74,000	78,070
Tempur Sealy International, Inc.
12/15/20	6.875%	72,000	76,140
Total			154,210
Electric 0.1%
Dominion Resources, Inc.
12/01/44	4.700%	150,000	148,595
IPALCO Enterprises, Inc. (c)
07/15/20	3.450%	75,000	72,562
NRG Energy, Inc.
01/15/18	7.625%	75,000	78,750
Total			299,907
Finance Companies 0.1%
AerCap Aviation Solutions BV
05/30/17	6.375%	83,000	86,424
Aircastle Ltd.
04/15/17	6.750%	75,000	78,562
CIT Group, Inc.
03/15/18	5.250%	74,000	76,035
Total			241,021
Food and Beverage 0.1%
Aramark Services, Inc.
03/15/20	5.750%	77,000	80,032
ConAgra Foods, Inc.
01/25/23	3.200%	161,000	154,474
Constellation Brands, Inc.
11/15/19	3.875%	77,000	78,540
Kraft Heinz Co. (The) (c)
07/15/45	5.200%	150,000	158,858
Total			471,904
Gaming 0.1%
GLP Capital LP/Financing II, Inc.
11/01/18	4.375%	75,000	75,563

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
MGM Resorts International
03/01/18	11.375%	$66,000	$75,570
Total			151,133
Health Care 0.1%
HCA, Inc.
10/15/19	4.250%	85,000	85,850
Tenet Healthcare Corp. (c)(d)
06/15/20	3.837%	81,000	80,443
Total			166,293
Healthcare Insurance —%
Wellcare Health Plans, Inc.
11/15/20	5.750%	74,000	76,960
Home Construction 0.1%
CalAtlantic Group, Inc
05/15/18	8.375%	44,000	49,500
D.R. Horton, Inc.
02/15/20	4.000%	58,000	58,435
Lennar Corp.
11/15/19	4.500%	75,000	75,637
Toll Brothers Finance Corp.
11/01/19	6.750%	70,000	79,450
Total			263,022
Independent Energy 0.1%
Continental Resources, Inc.
06/01/44	4.900%	208,000	148,702
Integrated Energy —%
Cenovus Energy, Inc.
09/15/42	4.450%	25,000	19,808
Media and Entertainment 0.2%
21st Century Fox America, Inc.
09/15/44	4.750%	150,000	147,657
Nielsen Finance LLC/Co.
10/01/20	4.500%	76,000	76,190
Scripps Networks Interactive, Inc.
06/15/25	3.950%	150,000	145,199
Sky PLC (c)
11/26/22	3.125%	150,000	145,441
Total			514,487
Midstream 0.2%
Columbia Pipeline Group, Inc. (c)
06/01/45	5.800%	167,000	159,463

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
Enterprise Products Operating LLC
05/15/46	4.900%	$150,000	$135,841
Kinder Morgan Energy Partners LP
03/01/43	5.000%	150,000	117,229
Williams Partners LP
09/15/45	5.100%	150,000	114,738
Total			527,271
Natural Gas 0.1%
Sempra Energy
06/15/24	3.550%	150,000	150,965
Packaging 0.1%
Reynolds Group Issuer, Inc./LLC
08/15/19	7.875%	74,000	76,960
Silgan Holdings, Inc.
04/01/20	5.000%	77,000	77,578
Total			154,538
Pharmaceuticals —%
Valeant Pharmaceuticals International, Inc. (c)
08/15/18	6.750%	90,000	91,575
Railroads 0.1%
Canadian Pacific Railway Co.
08/01/45	4.800%	145,000	145,262
Retailers —%
Dollar Tree, Inc. (c)
03/01/20	5.250%	75,000	76,905
Technology 0.1%
Equinix, Inc.
04/01/20	4.875%	75,000	76,313
First Data Corp. (c)
11/01/20	6.750%	83,000	86,735
NXP BV/Funding LLC (c)
06/15/20	4.125%	78,000	78,195
Total			241,243
Transportation Services —%
ERAC U.S.A. Finance LLC (c)
02/15/45	4.500%	150,000	138,721

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless 0.1%
Rogers Communications, Inc.
03/15/43	4.500%	$143,000	$134,783
SBA Telecommunications, Inc.
07/15/20	5.750%	74,000	76,220
Sprint Communications, Inc. (c)
11/15/18	9.000%	30,000	31,500
Total			242,503
Wirelines 0.1%
AT&T, Inc.
06/15/45	4.350%	150,000	128,749
CenturyLink, Inc.
06/15/17	5.150%	79,000	81,173
Level 3 Financing, Inc.
06/01/20	7.000%	77,000	80,080
Verizon Communications, Inc.
11/01/42	3.850%	260,000	216,462
Total			506,464
Total Corporate Bonds & Notes (Cost: $5,604,053)			$5,512,872

Residential Mortgage-Backed Securities - Agency 0.1%
Government National Mortgage Association CMO IO Series 2014-190 Class AI (e)
12/20/38	3.500%	960,618	158,778
Total Residential Mortgage-Backed Securities - Agency (Cost: $157,553)			$158,778

Residential Mortgage-Backed Securities - Non-Agency 0.9%
American General Mortgage Loan Trust CMO Series 2010-1A Class A3 (c)(d)
03/25/58	5.650%	875,001	883,055
COLT LLC Series 2015-A Class A1 (c)(d)
07/27/20	3.194%	940,746	930,174
Citigroup Mortgage Loan Trust, Inc. CMO Series 2014-C Class A (c)(d)
02/25/54	3.250%	902,915	864,888
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $2,691,143)			$2,678,117

Issuer	Coupon Rate	Principal Amount		Value

Asset-Backed Securities - Non-Agency 1.0%
GFT Mortgage Loan Trust Series 2015-GFT1 Class A (c)(d)
01/25/55	3.721%		$1,553,215	$1,536,907
Selene Non-Performing Loans LLC Series 2014-1A Class A (c)(d)
05/25/54	2.981%		1,434,972	1,422,648
Total Asset-Backed Securities - Non-Agency (Cost: $2,975,557)				$2,959,555

Inflation-Indexed Bonds(f) 1.4%
France 0.2%
France Government Bond OAT
07/25/24	0.250%	EUR	354,746	416,035
France Government Bond OAT
07/25/40	1.800%	EUR	34,281	52,084
Total				468,119
Germany 0.1%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond
04/15/18	0.750%	EUR	116,642	134,190
Deutsche Bundesrepublik Inflation-Linked Bond
04/15/23	0.100%	EUR	30,994	36,250
Total				170,440
Italy 0.1%
Italy Buoni Poliennali Del Tesoro
09/15/19	2.350%	EUR	27,613	33,658
09/15/21	2.100%	EUR	27,025	33,267
09/15/26	3.100%	EUR	15,872	21,590
09/15/41	2.550%	EUR	65,043	87,868
Italy Buoni Poliennali Del Tesoro (c)
09/15/24	2.350%	EUR	30,081	37,977
Total				214,360
New Zealand —%
New Zealand Government Bond
09/20/25	2.000%	NZD	138,934	88,626
Sweden —%
Sweden Inflation-Linked Bond
06/01/25	1.000%	SEK	134,668	18,533
United Kingdom 0.3%
United Kingdom Gilt Inflation-Linked Bond
03/22/29	0.125%	GBP	147,049	249,666
03/22/34	0.750%	GBP	44,544	87,670
03/22/44	0.125%	GBP	213,354	416,979

Issuer	Coupon Rate	Principal Amount		Value

Inflation-Indexed Bonds (f) (continued)
United Kingdom (continued)
03/22/52	0.250%	GBP $	48,079	$106,219
Total				860,534
United States 0.7%
U.S. Treasury Inflation-Indexed Bond
04/15/19	0.125%	400,000		406,010
01/15/21	1.125%	325,000		368,641
01/15/22	0.125%	325,000		333,940
01/15/24	0.625%	250,000		254,467
01/15/25	2.375%	100,000		145,699
01/15/27	2.375%	90,000		124,638
01/15/29	2.500%	15,000		20,002
02/15/42	0.750%	55,000		50,839
02/15/43	0.625%	175,000		153,016
02/15/45	0.750%	225,000		197,749
Total				2,055,001
Total Inflation-Indexed Bonds (Cost: $3,969,212)				$3,875,613

U.S. Treasury Obligations 0.8%
U.S. Treasury
04/30/16	0.375%	145,000		145,138
10/31/18	1.750%	85,000		87,047
12/31/19	1.125%	130,000		129,252
01/31/20	1.375%	45,000		45,183
06/30/20	1.625%	1,260,000		1,276,144
02/15/21	3.625%	45,000		49,928
02/28/21	2.000%	20,000		20,503
08/15/23	2.500%	10,000		10,452
05/15/25	2.125%	154,000		154,926
08/15/26	6.750%	20,000		29,056
08/15/27	6.375%	20,000		28,815
11/15/40	4.250%	20,000		25,215
02/15/42	3.125%	40,000		42,097
08/15/43	3.625%	30,000		34,528
05/15/45	3.000%	150,000		153,504
Total U.S. Treasury Obligations (Cost: $2,213,732)				$2,231,789

Foreign Government Obligations(f) 3.2%
Australia 1.0%
Australia Government Bond
10/21/19	2.750%	AUD	660,000	477,893
04/21/25	3.250%	AUD	3,200,000	2,364,808
Total				2,842,701
Belgium —%
Belgium Government Bond (c)
06/22/24	2.600%	EUR	60,000	77,650

	Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (f) (continued)
	Colombia 0.2%
Colombia Government International Bond
	06/28/27	9.850%	COP $	1,366,000,000	$502,992
	Mexico 1.3%
	Mexican Bonos
	06/10/21	6.500%	MXN	1,000,000	61,943
	12/05/24	10.000%	MXN	23,310,000	1,756,503
	11/23/34	7.750%	MXN	28,600,000	1,873,799
	Total				3,692,245
	Portugal 0.3%
Portugal Obrigacoes do Tesouro OT (c)
	10/15/25	2.875%	EUR	875,000	1,019,200
	Romania 0.3%
Romania Government Bond
	02/24/25	4.750%	RON	2,950,000	810,272
	Spain 0.1%
	Spain Government Bond
	01/31/22	5.850%	EUR	150,000	214,271
Total Foreign Government Obligations (Cost: $9,523,775)					$9,159,331

			Shares		Value

Exchange-Traded Funds 0.5%
iShares US Real Estate ETF			18,528		$1,314,561
Total Exchange-Traded Funds (Cost: $1,391,442)					$1,314,561

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date		Value

Options Purchased Puts —%
Put - OTC 5-Year Interest Rate Swap(g)
	1,981,000	2.15	09/09/16		$16,792
Total Options Purchased Puts (Cost: $27,189)					$16,792

			Shares		Value

Money Market Funds 68.3%
Columbia Short-Term Cash Fund, 0.169% (h)(i)			192,236,891		192,236,891
Total Money Market Funds (Cost: $192,236,891)					$192,236,891
Total Investments
(Cost: $294,114,870)					$285,018,087(j)

Issuer	Shares	Value

Investments Sold Short (17.5)%

Common Stocks (17.5)%
CONSUMER DISCRETIONARY (2.3)%
Hotels, Restaurants & Leisure (0.4)%
Cheesecake Factory, Inc. (The)	(8,018)	(432,651)
Dunkin’ Brands Group, Inc.	(11,077)	(542,773)
Las Vegas Sands Corp.	(1,471)	(55,854)
Marriott International, Inc., Class A	(1,215)	(82,863)
Restaurant Brands Intern	(1,647)	(59,160)
Wynn Resorts Ltd.	(842)	(44,727)
Total		(1,218,028)
Internet & Catalog Retail (0.1)%
Netflix, Inc. (b)	(2,226)	(229,857)
Leisure Products —%
Hasbro, Inc.	(1,678)	(121,051)
Media (0.5)%
DreamWorks Animation SKG, Inc., Class A (b)	(9,933)	(173,331)
Meredith Corp.	(1,211)	(51,564)
Omnicom Group, Inc.	(1,743)	(114,864)
Regal Entertainment Group, Class A	(40,078)	(749,058)
Walt Disney Co. (The)	(1,374)	(140,423)
WPP PLC, ADR	(1,176)	(122,339)
Total		(1,351,579)
Multiline Retail (0.1)%
Kohl’s Corp.	(1,932)	(89,471)
Macy’s, Inc.	(6,445)	(330,757)
Total		(420,228)
Specialty Retail (0.7)%
AutoZone, Inc. (b)	(635)	(459,632)
Bed Bath & Beyond, Inc. (b)	(983)	(56,051)
Cabela’s, Inc. (b)	(4,018)	(183,221)
CarMax, Inc. (b)	(3,953)	(234,492)
Dick’s Sporting Goods, Inc.	(15,193)	(753,725)
O’Reilly Automotive, Inc. (b)	(519)	(129,750)
Urban Outfitters, Inc. (b)	(1,657)	(48,682)
Total		(1,865,553)
Textiles, Apparel & Luxury Goods (0.5)%
Carter’s, Inc.	(1,207)	(109,402)
Fossil Group, Inc. (b)	(10,035)	(560,756)
Michael Kors Holdings Ltd. (b)	(10,544)	(445,379)
Under Armour, Inc., Class A (b)	(2,553)	(247,079)
Total		(1,362,616)
TOTAL CONSUMER DISCRETIONARY		(6,568,912)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
CONSUMER STAPLES (0.5)%
Beverages (0.1)%
Brown-Forman Corp., Class B	(514)	$(49,806)
Monster Beverage Corp. (b)	(1,243)	(167,979)
Total		(217,785)
Food & Staples Retailing (0.2)%
Costco Wholesale Corp.	(995)	(143,847)
Kraft Heinz Co. (The)	(1,043)	(73,615)
Wal-Mart Stores, Inc.	(2,356)	(152,763)
Walgreens Boots Alliance, Inc.	(3,829)	(318,190)
Total		(688,415)
Food Products (0.1)%
Campbell Soup Co.	(1,593)	(80,733)
Hain Celestial Group, Inc. (The) (b)	(2,895)	(149,382)
Hormel Foods Corp.	(1,329)	(84,139)
McCormick & Co., Inc.	(953)	(78,318)
Total		(392,572)
Household Products (0.1)%
Church & Dwight Co., Inc.	(597)	(50,089)
Clorox Co. (The)	(538)	(62,155)
Colgate-Palmolive Co.	(820)	(52,037)
Total		(164,281)
TOTAL CONSUMER STAPLES		(1,463,053)
ENERGY (1.1)%
Energy Equipment & Services (0.5)%
Core Laboratories NV	(259)	(25,848)
Diamond Offshore Drilling	(2,061)	(35,655)
Ensco PLC, Class A	(3,317)	(46,703)
Nabors Industries Ltd.	(5,915)	(55,897)
Noble Corp. PLC	(3,950)	(43,095)
Patterson-uti Energy, Inc.	(4,189)	(55,044)
Precision Drilling Corp.	(13,497)	(50,209)
Rowan Companies PLC, Class A	(29,200)	(471,580)
SEACOR Holdings, Inc. (b)	(8,124)	(485,896)
Total		(1,269,927)
Oil, Gas & Consumable Fuels (0.6)%
Apache Corp.	(1,430)	(55,999)
Cenovus Energy, Inc.	(9,752)	(147,840)
Cheniere Energy, Inc. (b)	(3,274)	(158,134)
Chevron Corp.	(1,947)	(153,579)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)

ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Cobalt International Energy, Inc. (b)	(23,861)	$(168,936)
Continental Resources Inc/ok (b)	(992)	(28,738)
Encana Corp.	(9,016)	(58,063)
Marathon Oil Corp.	(3,726)	(57,380)
Oasis Petroleum, Inc. (b)	(2,791)	(24,226)
Oneok, Inc.	(1,724)	(55,513)
Pioneer Natural Resources Co.	(5,757)	(700,282)
Total SA, ADR	(3,440)	(153,802)
Whiting Petroleum Corp. (b)	(1,647)	(25,150)
Total		(1,787,642)
TOTAL ENERGY		(3,057,569)
FINANCIALS (2.7)%
Banks (0.7)%
First Horizon National Corp.	(25,175)	(356,982)
First Republic Bank	(2,572)	(161,444)
PacWest Bancorp	(4,773)	(204,332)
People’s United Financial	(10,172)	(160,006)
Synovus Financial Corp.	(30,975)	(916,860)
Total		(1,799,624)
Capital Markets (0.7)%
Artisan Partners Asset Management, Inc., Class A	(4,788)	(168,681)
Federated Investors, Inc., Class B	(14,834)	(428,703)
State Street Corp.	(6,565)	(441,234)
T Rowe Price Group, Inc.	(8,310)	(577,545)
TD Ameritrade Holding Corp.	(13,737)	(437,386)
Total		(2,053,549)
Consumer Finance (0.2)%
Capital One Financial Corp.	(4,124)	(299,073)
Discover Financial Services	(5,775)	(300,242)
Total		(599,315)
Diversified Financial Services (0.1)%
McGraw Hill Financial, Inc.	(2,783)	(240,729)
Insurance (0.9)%
Arch Capital Group Ltd. (b)	(11,526)	(846,815)
Brown & Brown, Inc.	(10,741)	(332,649)
Mercury General Corp.	(3,819)	(192,898)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Old Republic International Corp.	(7,193)	$(112,498)
ProAssurance Corp.	(1,716)	(84,204)
Travelers Companies, Inc. (The)	(9,504)	(945,933)
Total		(2,514,997)
Real Estate Investment Trusts (REITs) (0.1)%
Pennsylvania Real Estate Investment Trust	(13,565)	(268,994)
TOTAL FINANCIALS		(7,477,208)
HEALTH CARE (3.6)%
Biotechnology (1.7)%
Acorda Therapeutics, Inc. (b)	(3,011)	(79,822)
Agios Pharmaceuticals, Inc. (b)	(3,985)	(281,301)
Alnylam Pharmaceuticals, Inc. (b)	(4,319)	(347,075)
Cara Therapeutics, Inc. (b)	(24,150)	(345,103)
Chimerix, Inc. (b)	(8,340)	(318,588)
Immunogen, Inc. (b)	(34,517)	(331,363)
Intrexon Corp. (b)	(707)	(22,483)
Ironwood Pharmaceuticals, Inc. (b)	(43,969)	(458,157)
Isis Pharmaceuticals, Inc. (b)	(11,108)	(448,985)
Kite Pharma, Inc. (b)	(2,251)	(125,336)
Medivation, Inc. (b)	(10,957)	(465,673)
NewLink Genetics Corp. (b)	(1,876)	(67,236)
OPKO Health, Inc. (b)	(3,285)	(27,627)
Osiris Therapeutics, Inc. (b)	(3,205)	(59,196)
Radius Health, Inc. (b)	(666)	(46,160)
Regeneron Pharmaceuticals, Inc. (b)	(790)	(367,461)
Seattle Genetics, Inc. (b)	(13,782)	(531,434)
uniQure NV (b)	(3,284)	(67,158)
United Therapeutics Corp. (b)	(3,006)	(394,507)
Total		(4,784,665)
Health Care Equipment & Supplies (0.4)%
Baxter International, Inc.	(17,792)	(584,467)
CR Bard, Inc.	(308)	(57,383)
Hill-Rom Holdings, Inc.	(1,919)	(99,769)
IDEXX Laboratories, Inc. (b)	(492)	(36,531)
Varian Medical Systems, Inc. (b)	(4,606)	(339,831)
Total		(1,117,981)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (0.3)%
Anthem, Inc.	(1,092)	$(152,880)
DaVita HealthCare Partners, Inc. (b)	(1,154)	(83,469)
Henry Schein, Inc. (b)	(3,541)	(469,961)
Total		(706,310)
Health Care Technology —%
athenahealth, Inc. (b)	(265)	(35,338)
Cerner Corp. (b)	(557)	(33,398)
Total		(68,736)
Life Sciences Tools & Services (0.1)%
Bruker Corp. (b)	(2,794)	(45,906)
Illumina, Inc. (b)	(1,222)	(214,852)
Mettler-Toledo International, Inc. (b)	(208)	(59,226)
QIAGEN NV (b)	(1,108)	(28,586)
Total		(348,570)
Pharmaceuticals (1.1)%
AbbVie, Inc.	(2,853)	(155,232)
Eli Lilly & Co.	(7,475)	(625,583)
Mallinckrodt PLC (b)	(1,711)	(109,401)
Nektar Therapeutics (b)	(40,075)	(439,222)
Novo Nordisk A/S, ADR	(11,020)	(597,725)
Pfizer, Inc.	(14,655)	(460,314)
Roche Holding AG, ADR	(4,229)	(139,345)
Shire PLC, ADR	(556)	(114,108)
Zoetis, Inc.	(13,580)	(559,224)
Total		(3,200,154)
TOTAL HEALTH CARE		(10,226,416)
INDUSTRIALS (2.4)%
Aerospace & Defense (0.2)%
Hexcel Corp.	(2,640)	(118,430)
TransDigm Group, Inc. (b)	(1,037)	(220,269)
Triumph Group, Inc.	(4,571)	(192,348)
Total		(531,047)
Air Freight & Logistics (0.2)%
Expeditors International of Washington, Inc.	(12,205)	(574,245)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Airlines (0.3)%
Copa Holdings Sa-class A	(1,622)	$(68,010)
Spirit Airlines, Inc. (b)	(16,579)	(784,187)
Total		(852,197)
Building Products (0.1)%
Allegion PLC	(2,398)	(138,269)
Commercial Services & Supplies —%
Pitney Bowes, Inc.	(4,903)	(97,325)
Construction & Engineering (0.3)%
Fluor Corp.	(18,696)	(791,776)
Electrical Equipment —%
Emerson Electric Co.	(2,301)	(101,635)
Industrial Conglomerates (0.1)%
3M Co.	(1,462)	(207,268)
Machinery (0.5)%
Deere & Co.	(9,087)	(672,438)
Illinois Tool Works	(1,344)	(110,624)
PACCAR, Inc.	(12,640)	(659,429)
Total		(1,442,491)
Professional Services (0.1)%
Ihs Inc-class A (b)	(1,661)	(192,676)
ManpowerGroup, Inc.	(733)	(60,025)
Total		(252,701)
Trading Companies & Distributors (0.6)%
Air Lease Corp.	(6,579)	(203,423)
Fastenal Co.	(20,205)	(739,705)
MSC Industrial Direct Co., Inc., Class A	(12,512)	(763,607)
Total		(1,706,735)
TOTAL INDUSTRIALS		(6,695,689)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INFORMATION TECHNOLOGY (4.1)%
Communications Equipment (0.5)%
Arista Networks, Inc. (b)	(8,619)	$(527,397)
Juniper Networks, Inc.	(9,291)	(238,871)
Qualcomm, Inc.	(11,305)	(607,418)
Total		(1,373,686)
Electronic Equipment, Instruments & Components (0.4)%
Corning, Inc.	(35,665)	(610,585)
Dolby Laboratories, Inc., Class A	(8,913)	(290,564)
IPG Photonics Corp. (b)	(4,612)	(350,373)
Total		(1,251,522)
Internet Software & Services (0.1)%
Pandora Media, Inc. (b)	(3,470)	(74,050)
Shutterstock, Inc. (b)	(2,455)	(74,239)
Yahoo!, Inc. (b)	(5,224)	(151,026)
Total		(299,315)
IT Services (0.6)%
Accenture PLC, Class A	(9,831)	(965,994)
International Business Machines Corp.	(1,727)	(250,363)
Xerox Corp.	(59,600)	(579,908)
Total		(1,796,265)
Semiconductors & Semiconductor Equipment (0.6)%
ASML Holding NV	(7,286)	(641,022)
Cree, Inc. (b)	(2,334)	(56,553)
Fairchild Semiconductor International, Inc. (b)	(5,769)	(80,997)
Intel Corp.	(4,653)	(140,241)
Linear Technology Corp.	(7,670)	(309,484)
Maxim Integrated Products	(2,964)	(98,998)
Teradyne, Inc.	(25,180)	(453,492)
Total		(1,780,787)
Software (1.1)%
FireEye, Inc. (b)	(7,349)	(233,845)
Netsuite, Inc. (b)	(10,222)	(857,626)
QLIK Technologies, Inc. (b)	(7,810)	(284,674)
SAP SE, ADR	(7,585)	(491,432)
ServiceNow, Inc. (b)	(10,400)	(722,280)
Symantec Corp.	(10,333)	(201,184)
Zynga, Inc., Class A (b)	(69,103)	(157,555)
Total		(2,948,596)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Technology Hardware, Storage & Peripherals (0.8)%
Hewlett-Packard Co.	(9,722)	$(248,980)
Lexmark International, Inc., Class A	(28,906)	(837,696)
NetApp, Inc.	(30,153)	(892,529)
SanDisk Corp.	(3,241)	(176,084)
Total		(2,155,289)
TOTAL INFORMATION TECHNOLOGY		(11,605,460)
MATERIALS (0.5)%
Chemicals (0.2)%
Air Products & Chemicals, Inc.	(950)	(121,201)
Airgas, Inc.	(646)	(57,707)
Ecolab, Inc.	(1,297)	(142,307)
International Flavors & Fragrances, Inc.	(662)	(68,358)
WR Grace & Co. (b)	(2,746)	(255,515)
Total		(645,088)
Construction Materials (0.2)%
Martin Marietta Materials, Inc.	(1,049)	(159,396)
Vulcan Materials Co.	(3,125)	(278,750)
Total		(438,146)
Containers & Packaging (0.1)%
Owens-Illinois, Inc. (b)	(2,096)	(43,429)
Packaging Corp. of America	(910)	(54,746)
Westrock Co.	(1,157)	(59,516)
Total		(157,691)
Metals & Mining —%
Allegheny Technologies, Inc.	(6,463)	(91,645)
TOTAL MATERIALS		(1,332,570)
TELECOMMUNICATION SERVICES (0.1)%
Diversified Telecommunication Services (0.1)%
Telus Corp.	(3,220)	(101,559)
Verizon Communications, Inc.	(3,481)	(151,458)
Total		(253,017)
TOTAL TELECOMMUNICATION SERVICES		(253,017)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
UTILITIES (0.2)%
Electric Utilities —%
Pepco Holdings, Inc.	(1,266)	$(30,663)
Southern Co. (The)	(1,460)	(65,262)
Total		(95,925)
Independent Power and Renewable Electricity Producers (0.1)%
NRG Energy, Inc.	(8,833)	(131,170)
Multi-Utilities (0.1)%
Consolidated Edison, Inc.	(1,077)	(71,997)
Dominion Resources, Inc.	(2,349)	(165,323)
Sempra Energy	(1,752)	(169,453)
Total		(406,773)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
UTILITIES (CONTINUED)
Water Utilities —%
Aqua America, Inc.	(1,172)	$(31,023)
TOTAL UTILITIES		(664,891)
Total Common Stocks (Proceeds: $56,259,727)		$(49,344,785)
Total Investments Sold Short (Proceeds: $56,259,727)		$(49,344,785)
Total Investments, Net of Investments Sold Short		235,673,302
Other Assets & Liabilities, Net		45,807,229
Net Assets		$281,480,531

At September 30, 2015, securities and cash totaling $82,012,681 was pledged as collateral.

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at September 30, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	10/06/2015	1,723,000 AUD	1,205,714 USD	—	(3,388)
Barclays	10/06/2015	1,594,000 AUD	1,155,778 USD	37,200	—
Barclays	10/27/2015	63,300,000 MXN	3,785,376 USD	49,055	—
Barclays	10/28/2015	50,816,000 SEK	6,000,945 USD	—	(73,852)
Barclays	10/28/2015	9,977,068 USD	15,786,000 NZD	94,949	—
BNP Paribas	10/02/2015	2,300,000 AUD	1,607,528 USD	—	(6,843)
BNP Paribas	10/02/2015	1,400,000 AUD	997,395 USD	14,735	—
BNP Paribas	10/02/2015	1,500,000 CAD	1,123,314 USD	—	(703)
BNP Paribas	10/02/2015	400,000 CAD	300,173 USD	436	—
BNP Paribas	10/02/2015	4,000,000 CHF	4,100,218 USD	—	(4,030)
BNP Paribas	10/02/2015	3,200,000 EUR	3,564,880 USD	—	(10,799)
BNP Paribas	10/02/2015	3,600,000 EUR	4,116,761 USD	94,122	—
BNP Paribas	10/02/2015	2,900,000 GBP	4,398,474 USD	11,500	—
BNP Paribas	10/02/2015	279,200,000 JPY	2,323,859 USD	—	(3,487)
BNP Paribas	10/02/2015	25,400,000 NOK	2,968,626 USD	—	(14,976)
BNP Paribas	10/02/2015	24,500,000 NOK	2,941,371 USD	63,487	—
BNP Paribas	10/02/2015	4,300,000 NZD	2,722,803 USD	—	(26,187)
BNP Paribas	10/02/2015	3,000,000 NZD	1,928,550 USD	10,650	—
BNP Paribas	10/02/2015	2,700,000 SGD	1,936,776 USD	39,443	—
BNP Paribas	10/02/2015	1,500,412 USD	2,100,000 AUD	—	(26,422)
BNP Paribas	10/02/2015	1,121,747 USD	1,600,000 AUD	1,293	—
BNP Paribas	10/02/2015	1,440,426 USD	1,900,000 CAD	—	(16,672)
BNP Paribas	10/02/2015	4,082,528 USD	4,000,000 CHF	21,720	—
BNP Paribas	10/02/2015	1,825,286 USD	1,600,000 EUR	—	(37,447)
BNP Paribas	10/02/2015	5,800,886 USD	5,200,000 EUR	9,592	—
BNP Paribas	10/02/2015	4,539,352 USD	2,900,000 GBP	—	(152,379)
BNP Paribas	10/02/2015	2,334,919 USD	279,200,000 JPY	—	(7,573)
BNP Paribas	10/02/2015	2,218,403 USD	18,200,000 NOK	—	(80,546)
BNP Paribas	10/02/2015	3,693,541 USD	31,700,000 NOK	30,088	—
BNP Paribas	10/02/2015	4,043,347 USD	6,100,000 NZD	—	(143,617)
BNP Paribas	10/02/2015	757,104 USD	1,200,000 NZD	10,056	—

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
BNP Paribas	10/02/2015	1,779,624 USD	2,500,000 SGD	—	(22,834)
BNP Paribas	10/02/2015	139,929 USD	200,000 SGD	615	—
BNP Paribas	10/06/2015	292,000 EUR	326,129 USD	—	(172)
BNP Paribas	10/06/2015	91,000 EUR	103,213 USD	1,523	—
BNP Paribas	10/06/2015	416,180,000 JPY	3,464,176 USD	—	(5,175)
BNP Paribas	10/06/2015	118,170,000 JPY	991,549 USD	6,463	—
BNP Paribas	10/06/2015	8,524,000 NZD	5,487,008 USD	39,274	—
BNP Paribas	10/06/2015	2,295,963 USD	2,011,000 EUR	—	(48,732)
BNP Paribas	10/06/2015	7,359,722 USD	880,409,000 JPY	—	(20,478)
BNP Paribas	10/06/2015	3,363,052 USD	406,901,000 JPY	28,947	—
BNP Paribas	10/06/2015	5,555,432 USD	8,524,000 NZD	—	(107,698)
BNP Paribas	11/20/2015	4,000,000 CHF	4,089,352 USD	—	(21,909)
BNP Paribas	11/20/2015	5,200,000 EUR	5,805,072 USD	—	(9,922)
BNP Paribas	11/20/2015	200,000 GBP	302,943 USD	469	—
BNP Paribas	11/20/2015	31,700,000 NOK	3,690,552 USD	—	(30,070)
BNP Paribas	11/20/2015	2,400,000 SGD	1,676,678 USD	—	(7,018)
BNP Paribas	11/20/2015	1,603,342 USD	2,300,000 AUD	6,712	—
BNP Paribas	11/20/2015	1,123,040 USD	1,500,000 CAD	709	—
BNP Paribas	11/20/2015	206,312 USD	200,000 CHF	—	(749)
BNP Paribas	11/20/2015	4,397,459 USD	2,900,000 GBP	—	(11,580)
BNP Paribas	11/20/2015	2,325,407 USD	279,200,000 JPY	3,340	—
BNP Paribas	11/20/2015	2,713,214 USD	4,300,000 NZD	25,767	—
BNP Paribas	11/20/2015	1,144,676 USD	9,600,000 SEK	3,598	—
Citi	10/02/2015	50,300,000 SGD	35,199,145 USD	—	(147,470)
Citi	10/02/2015	5,200,000 SGD	3,772,435 USD	118,312	—
Citi	10/02/2015	36,491,055 USD	50,300,000 SGD	—	(1,144,440)
Citi	10/02/2015	3,638,878 USD	5,200,000 SGD	15,245	—
Citi	10/06/2015	47,000 EUR	52,940 USD	419	—
Citi	10/06/2015	1,379,680 USD	1,231,000 EUR	—	(4,076)
Citi	10/06/2015	4,243,982 USD	3,808,000 EUR	11,340	—
Citi	11/20/2015	5,200,000 SGD	3,631,757 USD	—	(16,253)
Citi	11/20/2015	35,130,261 USD	50,300,000 SGD	157,220	—
Credit Suisse	10/02/2015	2,900,000 AUD	2,105,574 USD	70,063	—
Credit Suisse	10/02/2015	11,900,000 CAD	9,050,297 USD	133,099	—
Credit Suisse	10/02/2015	5,900,000 CHF	6,111,190 USD	57,425	—
Credit Suisse	10/02/2015	100,000 EUR	111,592 USD	—	(148)
Credit Suisse	10/02/2015	5,100,000 GBP	7,943,700 USD	228,678	—
Credit Suisse	10/02/2015	828,100,000 JPY	6,841,494 USD	—	(61,353)
Credit Suisse	10/02/2015	89,298,206 NOK	10,864,474 USD	375,092	—
Credit Suisse	10/02/2015	6,100,000 NZD	3,997,034 USD	97,304	—
Credit Suisse	10/02/2015	99,100,000 SEK	11,485,305 USD	—	(354,671)
Credit Suisse	10/02/2015	200,000 SGD	145,063 USD	4,520	—
Credit Suisse	10/02/2015	2,027,405 USD	2,900,000 AUD	8,106	—
Credit Suisse	10/02/2015	8,914,459 USD	11,900,000 CAD	2,738	—
Credit Suisse	10/02/2015	6,021,883 USD	5,900,000 CHF	31,883	—
Credit Suisse	10/02/2015	109,755 USD	100,000 EUR	1,985	—
Credit Suisse	10/02/2015	7,817,000 USD	5,100,000 GBP	—	(101,978)
Credit Suisse	10/02/2015	6,736,558 USD	828,100,000 JPY	166,288	—
Credit Suisse	10/02/2015	10,406,315 USD	89,298,206 NOK	83,066	—
Credit Suisse	10/02/2015	3,863,527 USD	6,100,000 NZD	36,203	—
Credit Suisse	10/02/2015	11,676,029 USD	99,100,000 SEK	163,946	—
Credit Suisse	10/02/2015	139,954 USD	200,000 SGD	590	—
Credit Suisse	11/20/2015	2,900,000 AUD	2,021,663 USD	—	(8,405)
Credit Suisse	11/20/2015	11,900,000 CAD	8,911,054 USD	—	(4,021)
Credit Suisse	11/20/2015	5,900,000 CHF	6,031,055 USD	—	(33,055)
Credit Suisse	11/20/2015	3,200,000 GBP	4,853,200 USD	13,610	—
Credit Suisse	11/20/2015	197,300,000 JPY	1,643,550 USD	—	(2,087)
Credit Suisse	11/20/2015	89,298,206 NOK	10,397,349 USD	—	(83,562)
Credit Suisse	11/20/2015	6,100,000 NZD	3,848,704 USD	—	(36,828)
Credit Suisse	11/20/2015	99,100,000 SEK	11,688,009 USD	—	(165,530)
Credit Suisse	11/20/2015	200,000 SGD	139,669 USD	—	(639)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Credit Suisse	11/20/2015	111,675 USD	100,000 EUR	152	—
Credit Suisse	11/20/2015	5,254,696 USD	630,800,000 JPY	6,672	—
Deutsche Bank	10/02/2015	17,600,000 AUD	12,735,580 USD	382,137	—
Deutsche Bank	10/02/2015	23,300,000 CAD	17,483,071 USD	23,349	—
Deutsche Bank	10/02/2015	15,500,000 CHF	15,822,507 USD	—	(81,453)
Deutsche Bank	10/02/2015	700,000 CHF	725,099 USD	6,855	—
Deutsche Bank	10/02/2015	1,600,000 EUR	1,755,768 USD	—	(32,072)
Deutsche Bank	10/02/2015	400,000 EUR	452,600 USD	5,640	—
Deutsche Bank	10/02/2015	7,200,000 GBP	11,074,066 USD	182,270	—
Deutsche Bank	10/02/2015	2,745,000,000 JPY	22,817,879 USD	—	(63,795)
Deutsche Bank	10/02/2015	171,027,381 NOK	19,930,293 USD	—	(159,378)
Deutsche Bank	10/02/2015	6,500,000 NOK	788,703 USD	25,183	—
Deutsche Bank	10/02/2015	27,300,000 NZD	17,924,675 USD	471,786	—
Deutsche Bank	10/02/2015	127,900,000 SEK	14,978,170 USD	—	(302,686)
Deutsche Bank	10/02/2015	13,700,000 SEK	1,644,695 USD	7,887	—
Deutsche Bank	10/02/2015	3,400,000 SGD	2,380,086 USD	—	(9,149)
Deutsche Bank	10/02/2015	41,100,000 SGD	29,804,206 USD	922,578	—
Deutsche Bank	10/02/2015	12,311,693 USD	17,600,000 AUD	41,750	—
Deutsche Bank	10/02/2015	17,700,015 USD	23,300,000 CAD	—	(240,292)
Deutsche Bank	10/02/2015	14,626,895 USD	14,100,000 CHF	—	(159,421)
Deutsche Bank	10/02/2015	2,147,642 USD	2,100,000 CHF	7,087	—
Deutsche Bank	10/02/2015	1,007,262 USD	900,000 EUR	—	(1,602)
Deutsche Bank	10/02/2015	1,227,653 USD	1,100,000 EUR	1,487	—
Deutsche Bank	10/02/2015	11,135,567 USD	7,200,000 GBP	—	(243,771)
Deutsche Bank	10/02/2015	944,297 USD	113,000,000 JPY	—	(2,355)
Deutsche Bank	10/02/2015	21,299,950 USD	2,632,000,000 JPY	639,783	—
Deutsche Bank	10/02/2015	21,614,572 USD	177,527,381 NOK	—	(761,382)
Deutsche Bank	10/02/2015	17,308,304 USD	27,300,000 NZD	144,584	—
Deutsche Bank	10/02/2015	1,090,598 USD	9,000,000 SEK	—	(15,323)
Deutsche Bank	10/02/2015	15,575,138 USD	132,600,000 SEK	267,251	—
Deutsche Bank	10/02/2015	3,872,207 USD	5,400,000 SGD	—	(77,540)
Deutsche Bank	10/02/2015	27,370,985 USD	39,100,000 SGD	105,210	—
Deutsche Bank	10/27/2015	3,253,000 RON	823,753 USD	1,411	—
Deutsche Bank	11/20/2015	17,600,000 AUD	12,275,560 USD	—	(44,851)
Deutsche Bank	11/20/2015	1,400,000 CAD	1,049,263 USD	431	—
Deutsche Bank	11/20/2015	700,000 CHF	715,958 USD	—	(3,513)
Deutsche Bank	11/20/2015	1,100,000 EUR	1,228,679 USD	—	(1,416)
Deutsche Bank	11/20/2015	2,100,000 GBP	3,184,778 USD	8,797	—
Deutsche Bank	11/20/2015	147,100,000 JPY	1,225,841 USD	—	(1,089)
Deutsche Bank	11/20/2015	25,900,000 NZD	16,356,549 USD	—	(141,036)
Deutsche Bank	11/20/2015	107,300,000 SEK	12,656,956 USD	—	(177,401)
Deutsche Bank	11/20/2015	39,100,000 SGD	27,294,558 USD	—	(135,671)
Deutsche Bank	11/20/2015	16,188,627 USD	21,600,000 CAD	—	(6,642)
Deutsche Bank	11/20/2015	15,751,076 USD	15,400,000 CHF	77,281	—
Deutsche Bank	11/20/2015	2,881,466 USD	1,900,000 GBP	—	(7,959)
Deutsche Bank	11/20/2015	21,649,297 USD	2,597,900,000 JPY	19,231	—
Deutsche Bank	11/20/2015	19,915,996 USD	171,027,381 NOK	157,452	—
Deutsche Bank	11/20/2015	2,984,352 USD	25,300,000 SEK	41,829	—
Deutsche Bank	11/20/2015	2,373,440 USD	3,400,000 SGD	11,797	—
HSBC	10/02/2015	4,100,000 AUD	2,844,549 USD	—	(33,241)
HSBC	10/02/2015	9,700,000 AUD	7,036,050 USD	227,618	—
HSBC	10/02/2015	25,000,000 CAD	18,991,522 USD	257,914	—
HSBC	10/02/2015	7,200,000 CHF	7,371,958 USD	—	(15,689)
HSBC	10/02/2015	6,300,000 CHF	6,482,444 USD	18,253	—
HSBC	10/02/2015	3,500,000 EUR	3,847,415 USD	—	(63,483)
HSBC	10/02/2015	2,200,000 EUR	2,475,066 USD	16,787	—
HSBC	10/02/2015	9,200,000 GBP	14,238,593 USD	321,298	—
HSBC	10/02/2015	2,271,700,000 JPY	18,752,754 USD	—	(183,602)
HSBC	10/02/2015	11,800,000 NOK	1,375,417 USD	—	(10,665)
HSBC	10/02/2015	21,829,175 NOK	2,641,740 USD	77,583	—
HSBC	10/02/2015	27,500,000 NZD	17,404,060 USD	—	(176,688)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
HSBC	10/02/2015	300,000 NZD	196,987 USD	5,197	—
HSBC	10/02/2015	195,500,000 SEK	23,040,456 USD	—	(316,911)
HSBC	10/02/2015	4,200,000 SEK	507,030 USD	5,235	—
HSBC	10/02/2015	6,400,000 SGD	4,479,149 USD	—	(18,234)
HSBC	10/02/2015	9,100,000 SGD	6,585,156 USD	190,440	—
HSBC	10/02/2015	1,002,428 USD	1,400,000 AUD	—	(19,768)
HSBC	10/02/2015	8,671,479 USD	12,400,000 AUD	32,083	—
HSBC	10/02/2015	18,783,538 USD	25,000,000 CAD	—	(49,930)
HSBC	10/02/2015	828,641 USD	800,000 CHF	—	(7,792)
HSBC	10/02/2015	12,967,930 USD	12,700,000 CHF	63,057	—
HSBC	10/02/2015	1,128,811 USD	1,000,000 EUR	—	(11,411)
HSBC	10/02/2015	5,234,225 USD	4,700,000 EUR	17,553	—
HSBC	10/02/2015	13,986,651 USD	9,200,000 GBP	—	(69,357)
HSBC	10/02/2015	1,782,370 USD	212,500,000 JPY	—	(11,020)
HSBC	10/02/2015	16,602,422 USD	2,059,200,000 JPY	562,585	—
HSBC	10/02/2015	2,720,067 USD	22,500,000 NOK	—	(77,112)
HSBC	10/02/2015	1,297,225 USD	11,129,175 NOK	10,059	—
HSBC	10/02/2015	14,439,934 USD	22,000,000 NZD	—	(375,336)
HSBC	10/02/2015	3,674,950 USD	5,800,000 NZD	32,990	—
HSBC	10/02/2015	23,167,350 USD	199,700,000 SEK	691,813	—
HSBC	10/02/2015	6,548,545 USD	9,100,000 SGD	—	(153,829)
HSBC	10/02/2015	4,483,404 USD	6,400,000 SGD	13,978	—
HSBC	10/06/2015	823,946,000 CLP	1,182,302 USD	—	(1,019)
HSBC	10/06/2015	799,376,000 CLP	1,154,584 USD	6,549	—
HSBC	10/06/2015	2,321,519 USD	1,623,322,000 CLP	9,836	—
HSBC	10/27/2015	4,099,000 AUD	2,916,582 USD	43,525	—
HSBC	10/27/2015	1,570,000,000 COP	520,195 USD	13,247	—
HSBC	10/27/2015	3,270,000 JPY	27,095 USD	—	(172)
HSBC	10/27/2015	86,330 USD	24,000,000 HUF	—	(811)
HSBC	10/27/2015	71,646 USD	8,650,000 JPY	480	—
HSBC	10/28/2015	8,964,000 EUR	10,002,031 USD	—	(18,385)
HSBC	11/20/2015	11,300,000 AUD	7,877,569 USD	—	(32,695)
HSBC	11/20/2015	18,900,000 CAD	14,157,696 USD	—	(1,542)
HSBC	11/20/2015	12,700,000 CHF	12,988,142 USD	—	(65,113)
HSBC	11/20/2015	4,000,000 EUR	4,466,828 USD	—	(6,245)
HSBC	11/20/2015	5,500,000 GBP	8,342,516 USD	24,470	—
HSBC	11/20/2015	11,129,175 NOK	1,296,170 USD	—	(10,059)
HSBC	11/20/2015	300,000 NZD	189,388 USD	—	(1,704)
HSBC	11/20/2015	4,800,000 SGD	3,350,879 USD	—	(16,515)
HSBC	11/20/2015	487,991 USD	700,000 AUD	2,025	—
HSBC	11/20/2015	715,882 USD	700,000 CHF	3,589	—
HSBC	11/20/2015	446,683 USD	400,000 EUR	624	—
HSBC	11/20/2015	758,411 USD	500,000 GBP	—	(2,225)
HSBC	11/20/2015	10,955,371 USD	1,314,100,000 JPY	5,256	—
HSBC	11/20/2015	1,374,298 USD	11,800,000 NOK	10,666	—
HSBC	11/20/2015	15,277,315 USD	24,200,000 NZD	137,417	—
HSBC	11/20/2015	23,067,185 USD	195,500,000 SEK	316,941	—
HSBC	11/20/2015	4,467,839 USD	6,400,000 SGD	22,020	—
Morgan Stanley	10/06/2015	2,375,000 EUR	2,649,878 USD	—	(4,112)
Morgan Stanley	10/06/2015	40,000 EUR	45,007 USD	308	—
Morgan Stanley	10/06/2015	2,685,917 USD	2,415,000 EUR	12,771	—
Morgan Stanley	10/27/2015	35,797 USD	134,000 PLN	—	(564)
State Street	10/02/2015	3,900,000 AUD	2,727,746 USD	—	(9,664)
State Street	10/02/2015	2,500,000 CAD	1,891,386 USD	18,024	—
State Street	10/02/2015	9,700,000 CHF	9,900,141 USD	—	(52,659)
State Street	10/02/2015	4,100,000 EUR	4,511,317 USD	—	(70,021)
State Street	10/02/2015	2,600,000 GBP	4,028,765 USD	95,616	—
State Street	10/02/2015	1,228,400,000 JPY	9,987,018 USD	—	(252,636)
State Street	10/02/2015	1,200,000 NOK	139,807 USD	—	(1,150)
State Street	10/02/2015	101,400,000 NOK	12,311,362 USD	400,447	—
State Street	10/02/2015	400,000 NZD	253,526 USD	—	(2,194)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
State Street	10/02/2015	3,000,000 NZD	1,960,383 USD	42,483	—
State Street	10/02/2015	21,000,000 SEK	2,457,577 USD	—	(51,398)
State Street	10/02/2015	900,000 SGD	629,689 USD	—	(2,756)
State Street	10/02/2015	14,800,000 SGD	10,731,030 USD	330,833	—
State Street	10/02/2015	2,827,503 USD	3,900,000 AUD	—	(90,092)
State Street	10/02/2015	1,895,462 USD	2,500,000 CAD	—	(22,101)
State Street	10/02/2015	5,079,809 USD	4,900,000 CHF	—	(52,105)
State Street	10/02/2015	4,892,793 USD	4,800,000 CHF	32,305	—
State Street	10/02/2015	4,564,431 USD	4,100,000 EUR	16,908	—
State Street	10/02/2015	3,974,767 USD	2,600,000 GBP	—	(41,618)
State Street	10/02/2015	10,089,855 USD	1,228,400,000 JPY	149,799	—
State Street	10/02/2015	1,944,395 USD	16,000,000 NOK	—	(64,961)
State Street	10/02/2015	10,089,418 USD	86,600,000 NOK	83,020	—
State Street	10/02/2015	262,774 USD	400,000 NZD	—	(7,054)
State Street	10/02/2015	1,901,448 USD	3,000,000 NZD	16,452	—
State Street	10/02/2015	2,476,255 USD	21,000,000 SEK	32,720	—
State Street	10/02/2015	652,563 USD	900,000 SGD	—	(20,118)
State Street	10/02/2015	10,354,878 USD	14,800,000 SGD	45,318	—
State Street	10/27/2015	917,000 EUR	1,027,137 USD	2,084	—
State Street	10/28/2015	481,040,000 JPY	4,005,929 USD	—	(5,192)
State Street	10/28/2015	6,002,076 USD	51,463,000 NOK	40,368	—
State Street	11/20/2015	800,000 CAD	599,439 USD	106	—
State Street	11/20/2015	3,500,000 EUR	3,908,702 USD	—	(5,236)
State Street	11/20/2015	1,900,000 GBP	2,882,551 USD	9,044	—
State Street	11/20/2015	569,200,000 JPY	4,742,519 USD	—	(5,056)
State Street	11/20/2015	86,600,000 NOK	10,081,396 USD	—	(82,828)
State Street	11/20/2015	3,000,000 NZD	1,894,566 USD	—	(16,351)
State Street	11/20/2015	14,800,000 SGD	10,328,711 USD	—	(54,086)
State Street	11/20/2015	2,720,663 USD	3,900,000 AUD	9,428	—
State Street	11/20/2015	674,369 USD	900,000 CAD	—	(120)
State Street	11/20/2015	9,917,146 USD	9,700,000 CHF	52,663	—
State Street	11/20/2015	674,494 USD	600,000 EUR	—	(3,533)
State Street	11/20/2015	670,063 USD	600,000 EUR	898	—
State Street	11/20/2015	606,853 USD	400,000 GBP	—	(1,904)
State Street	11/20/2015	3,455,798 USD	414,100,000 JPY	—	(1,879)
State Street	11/20/2015	3,223,613 USD	386,900,000 JPY	3,437	—
State Street	11/20/2015	139,696 USD	1,200,000 NOK	1,148	—
State Street	11/20/2015	1,397,951 USD	2,200,000 NZD	3,388	—
State Street	11/20/2015	1,520,907 USD	12,900,000 SEK	22,087	—
State Street	11/20/2015	628,097 USD	900,000 SGD	3,289	—
Standard Chartered	10/06/2015	61,034,000 MXN	3,601,095 USD	—	(8,080)
Standard Chartered	10/06/2015	58,030,000 MXN	3,475,096 USD	43,560	—
Standard Chartered	10/06/2015	4,658,107 USD	79,182,000 MXN	24,228	—
Standard Chartered	10/07/2015	1,036,000 EUR	1,163,883 USD	6,167	—
Standard Chartered	10/07/2015	585,000 GBP	898,080 USD	13,143	—
Standard Chartered	10/07/2015	1,056,000 MXN	62,876 USD	436	—
Standard Chartered	10/07/2015	157,000 SEK	18,568 USD	—	(192)
Standard Chartered	10/27/2015	19,000 GBP	28,877 USD	138	—
Standard Chartered	10/27/2015	21,704 USD	14,000 GBP	—	(528)
Standard Chartered	10/28/2015	4,004,404 USD	5,346,000 CAD	1,044	—
UBS	10/02/2015	21,300,000 AUD	14,893,386 USD	—	(57,088)
UBS	10/02/2015	1,100,000 AUD	797,409 USD	25,319	—
UBS	10/02/2015	7,500,000 CAD	5,633,061 USD	12,979	—
UBS	10/02/2015	12,500,000 CHF	12,942,866 USD	117,091	—
UBS	10/02/2015	17,600,000 EUR	19,562,585 USD	—	(103,648)
UBS	10/02/2015	500,000 EUR	567,921 USD	9,221	—
UBS	10/02/2015	8,500,000 GBP	13,122,658 USD	264,288	—
UBS	10/02/2015	3,349,000,000 JPY	27,001,096 USD	—	(915,379)
UBS	10/02/2015	810,700,000 JPY	6,764,633 USD	6,829	—
UBS	10/02/2015	8,300,000 NOK	967,397 USD	—	(7,559)
UBS	10/02/2015	66,400,000 NOK	8,085,312 USD	285,660	—

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
UBS	10/02/2015	7,200,000 NZD	4,561,913 USD	—	(41,046)
UBS	10/02/2015	100,000 NZD	65,722 USD	1,792	—
UBS	10/02/2015	99,500,000 SEK	11,554,862 USD	—	(332,903)
UBS	10/02/2015	14,700,000 SGD	10,284,690 USD	—	(45,235)
UBS	10/02/2015	11,300,000 SGD	8,157,395 USD	216,704	—
UBS	10/02/2015	16,303,640 USD	22,400,000 AUD	—	(581,076)
UBS	10/02/2015	5,712,911 USD	7,500,000 CAD	—	(92,828)
UBS	10/02/2015	2,262,172 USD	2,200,000 CHF	—	(4,836)
UBS	10/02/2015	10,513,240 USD	10,300,000 CHF	55,199	—
UBS	10/02/2015	3,821,974 USD	3,400,000 EUR	—	(22,815)
UBS	10/02/2015	16,190,454 USD	14,700,000 EUR	235,319	—
UBS	10/02/2015	13,247,752 USD	8,500,000 GBP	—	(389,381)
UBS	10/02/2015	34,551,571 USD	4,159,700,000 JPY	122,709	—
UBS	10/02/2015	5,127,489 USD	42,100,000 NOK	—	(182,228)
UBS	10/02/2015	3,799,656 USD	32,600,000 NOK	29,691	—
UBS	10/02/2015	4,730,026 USD	7,200,000 NZD	—	(127,066)
UBS	10/02/2015	63,819 USD	100,000 NZD	111	—
UBS	10/02/2015	11,738,102 USD	99,500,000 SEK	149,663	—
UBS	10/02/2015	13,400,058 USD	18,500,000 SGD	—	(399,812)
UBS	10/02/2015	5,247,291 USD	7,500,000 SGD	23,079	—
UBS	10/07/2015	143,000 NZD	92,051 USD	665	—
UBS	11/20/2015	500,000 AUD	349,385 USD	—	(627)
UBS	11/20/2015	1,900,000 CAD	1,416,801 USD	—	(6,614)
UBS	11/20/2015	10,300,000 CHF	10,531,137 USD	—	(55,360)
UBS	11/20/2015	3,485,200,000 JPY	29,041,639 USD	—	(27,668)
UBS	11/20/2015	32,600,000 NOK	3,796,608 USD	—	(29,647)
UBS	11/20/2015	64,200,000 SEK	7,569,775 USD	—	(109,308)
UBS	11/20/2015	7,500,000 SGD	5,237,434 USD	—	(24,119)
UBS	11/20/2015	14,855,046 USD	21,300,000 AUD	55,452	—
UBS	11/20/2015	3,746,205 USD	5,000,000 CAD	—	(376)
UBS	11/20/2015	16,191,425 USD	14,500,000 EUR	23,463	—
UBS	11/20/2015	6,673,124 USD	4,400,000 GBP	—	(18,687)
UBS	11/20/2015	848,768 USD	7,200,000 NOK	—	(3,705)
UBS	11/20/2015	966,621 USD	8,300,000 NOK	7,548	—
UBS	11/20/2015	4,545,828 USD	7,200,000 NZD	40,373	—
UBS	11/20/2015	10,265,370 USD	14,700,000 SGD	47,276	—
Total				12,327,944	(11,989,323)

Futures Contracts Outstanding at September 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
10YR MINI JGB	113	JPY	13,959,572	12/2015	47,008	—
3MO EURO EURIBOR	51	EUR	14,256,105	06/2016	1,538	—
3MO EUROYEN TFX	61	JPY	12,694,880	06/2016	—	(1,432)
3MO EUROYEN TFX	16	JPY	3,329,805	06/2016	—	(714)
90DAY EURO$ FUTR	74	USD	18,380,675	06/2016	10,381	—
90DAY EURO$ FUTR	100	USD	24,838,750	06/2016	7,254	—
90DAY STERLING	129	GBP	24,217,457	06/2016	28,004	—
90DAY STERLING	133	GBP	24,968,386	06/2016	4,820	—
AUST 10Y BOND	25	AUD	2,270,870	12/2015	16,901	—
AUST 10Y BOND	17	AUD	1,544,191	12/2015	15,023	—
AUST 3YR BOND	2	AUD	157,611	12/2015	96	—
BANK ACCEPT	129	CAD	23,991,148	06/2016	—	(6,994)
BANK ACCEPT	10	CAD	1,859,779	06/2016	—	(118)
CAC40 10 EURO	10	EUR	497,410	10/2015	—	(10,039)
CAC40 10 EURO	9	EUR	447,669	10/2015	—	(3,056)
CAN 10YR BOND	32	CAD	3,399,985	12/2015	148	—
CAN 10YR BOND FUT	21	CAD	2,231,240	12/2015	—	(28,210)
Euro CHF 3MO ICE	41	CHF	10,603,376	06/2016	4,899	—
Euro CHF 3MO ICE	19	CHF	4,913,759	06/2016	932	—
Euro-BTP	3	EUR	456,871	12/2015	3,060	—
EURO-BUND	27	EUR	4,712,219	12/2015	29,600	—
EURO-BUND	3	EUR	523,580	12/2015	2,422	—
Euro-OAT	2	EUR	338,840	12/2015	5,194	—
FTSE/MIB IDX	6	EUR	711,974	12/2015	—	(6,607)
LONG GILT	37	GBP	6,663,994	12/2015	41,736	—
LONG GILT	10	GBP	1,801,080	12/2015	17,061	—
MSCI SING IX ETS	16	SGD	702,716	10/2015	—	(13,740)
MSCI SING IX ETS	7	SGD	307,438	10/2015	—	(3,459)
OMXS30 IND	76	SEK	1,285,288	10/2015	—	(34,820)
S&P500 EMINI	7	USD	668,045	12/2015	—	(8,047)
S&P500 EMINI	15	USD	1,431,525	12/2015	—	(20,137)
SPI 200	2	AUD	175,721	12/2015	—	(186)
US 10YR NOTE (CBT)	7	USD	901,141	12/2015	8,956	—
US LONG BOND(CBT)	15	USD	2,360,156	12/2015	24,564	—
US LONG BOND(CBT)	11	USD	1,730,781	12/2015	12,097	—
Total			213,334,037		281,694	(137,559)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
10YR MINI JGB	(213)	JPY	(26,313,175)	12/2015	—	(6,813)
AUST 10Y BOND	(1)	AUD	(90,835)	12/2015	—	(737)
DAX INDEX	(1)	EUR	(269,838)	12/2015	13,930	—
DAX INDEX	(1)	EUR	(269,838)	12/2015	856	—
EURO STOXX 50	(7)	EUR	(241,772)	12/2015	—	(3,855)
EURO STOXX 50	(10)	EUR	(345,388)	12/2015	1,034	—
EURO-BOBL	(1)	EUR	(144,167)	12/2015	—	(504)
EURO-BUND	(17)	EUR	(2,966,953)	12/2015	—	(24,495)
FTSE 100 IDX	(12)	GBP	(1,092,538)	12/2015	7,844	—
HANG SENG IDX	(1)	HKD	(134,141)	10/2015	3,364	—
HANG SENG IDX	(1)	HKD	(134,141)	10/2015	2,623	—
IBEX 35 INDX	(6)	EUR	(639,620)	10/2015	—	(7,328)
LONG GILT	(5)	GBP	(900,540)	12/2015	—	(6,278)
MSCI SING IX ETS	(5)	SGD	(219,599)	10/2015	4,248	—
S&P/TSX 60 IX	(15)	CAD	(1,753,466)	12/2015	25,380	—
SPI 200	(2)	AUD	(175,721)	12/2015	1,530	—
TOPIX INDX	(7)	JPY	(823,615)	12/2015	23,919	—

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
TOPIX INDX	(3)	JPY	(352,978)	12/2015	11,886	—
US 10YR NOTE (CBT)	(18)	USD	(2,317,219)	12/2015	—	(17,747)
US ULTRA BOND CBT	(4)	USD	(641,625)	12/2015	14,931	—
Total			(39,827,169)		111,545	(67,757)

Credit Default Swap Contracts Outstanding at September 30, 2015

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	CDX Emerging Markets Index 24-V1	12/20/2020	1.000	3,060,000	390,839	(375,003)	(850)	14,986	—
Goldman Sachs International	Republic of Colombia	12/20/2020	1.000	1,294,000	91,049	(78,450)	(360)	12,239	—
Goldman Sachs International	Republic of Turkey	12/20/2020	1.000	1,320,000	131,736	(117,471)	(367)	13,898	—
Morgan Stanley*	CDX North America High Yield 25-V1	12/20/2020	5.000	2,230,000	4,134	—	(3,097)	1,037	—
Total								42,160	—

*Centrally cleared swap contract

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	CDX North America Investment Grade 24-V1	06/20/2020	1.000	0.888%	—	—	1,083	1,083	—
Morgan Stanley*	CDX North America Investment Grade 25-V1	12/20/2020	1.000	0.888%	13,000,000	(42,222)	3,556	—	(38,666)
Morgan Stanley*	Markit iTraxx XO.24.V1	12/20/2020	5.000	3.767%	760,000	(20,205)	1,179	—	(19,026)
Total								1,083	(57,692)

*Centrally cleared swap contract

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swap Contracts Outstanding at September 30, 2015

Counterparty	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs	Total return on Goldman Sachs Risk Premia Basket Series 27 Excess Return (a)	Fixed rate of 0.35%	07/08/2016	USD	51,228,283	—	232,748	—

(a) Underlying assets of this index include forward foreign currency exchange contracts, long/short commodity futures, options on short commodity futures, options on domestic and foreign indices, and long/short domestic and foreign equities.

Interest Rate Swap Contracts Outstanding at September 30, 2015

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	28-Day MXN TIIE-Banxico	Receive	5.4180	03/05/2020	MXN	48,000,000	(27)	—	(19,240)
Morgan Stanley*	6-Month HUF-BUBOR	Receive	2.4150	07/09/2020	HUF	910,000,000	(13)	—	(85,556)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.5766	09/15/2020	USD	8,178,000	(36)	—	(76,275)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.9045	09/15/2022	USD	5,481,000	(33)	—	(75,548)
Morgan Stanley*	6-Month JPY LIBOR-BBA	Receive	0.5990	07/09/2025	JPY	535,000,000	(34)	—	(51,223)
Morgan Stanley*	6-Month JPY LIBOR-BBA	Pay	1.3925	09/14/2045	JPY	62,750,000	(9)	2,049	—
Total								2,049	(307,842)

*Centrally cleared swap contract

Notes to Consolidated Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with securities sold short.
(b)	Non-income producing investment.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of these securities amounted to $8,075,718 or 2.87% of net assets.

(d)	Variable rate security.
(e)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(g)	Purchased swaption contracts outstanding at September 30, 2015:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR	Receive	2.150	09/13/2021	1,981,000	$27,189	$16,792

(h)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(i)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	148,015,220	643,402,746	(599,181,075)	192,236,891	206,208	192,236,891

(j)	Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RON	Romania, New Lei

SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Directors (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	9,295,698	—	—	9,295,698
Consumer Staples	2,588,287	—	—	2,588,287
Energy	4,123,944	—	—	4,123,944
Financials	9,662,156	—	—	9,662,156
Health Care	12,694,213	—	—	12,694,213
Industrials	8,164,051	—	—	8,164,051
Information Technology	15,033,784	—	—	15,033,784
Materials	1,783,110	—	—	1,783,110
Telecommunication Services	207,617	—	—	207,617
Utilities	1,320,928	—	—	1,320,928
Total Common Stocks	64,873,788	—	—	64,873,788
Corporate Bonds & Notes	—	5,512,872	—	5,512,872
Residential Mortgage-Backed Securities - Agency	—	158,778	—	158,778
Residential Mortgage-Backed Securities - Non-Agency	—	1,747,943	930,174	2,678,117
Asset-Backed Securities - Non-Agency	—	1,422,648	1,536,907	2,959,555
Inflation-Indexed Bonds	—	3,875,613	—	3,875,613
U.S. Treasury Obligations	2,231,789	—	—	2,231,789
Foreign Government Obligations	—	9,159,331	—	9,159,331
Exchange-Traded Funds	1,314,561	—	—	1,314,561
Options Purchased Puts	—	16,792	—	16,792
Money Market Funds	—	192,236,891	—	192,236,891
Total Investments	68,420,138	214,130,868	2,467,081	285,018,087
Investments Sold Short
Common Stocks
Consumer Discretionary	(6,568,912)	—	—	(6,568,912)
Consumer Staples	(1,463,053)	—	—	(1,463,053)
Energy	(3,057,569)	—	—	(3,057,569)
Financials	(7,477,208)	—	—	(7,477,208)
Health Care	(10,226,416)	—	—	(10,226,416)
Industrials	(6,695,689)	—	—	(6,695,689)
Information Technology	(11,605,460)	—	—	(11,605,460)
Materials	(1,332,570)	—	—	(1,332,570)
Telecommunication Services	(253,017)	—	—	(253,017)
Utilities	(664,891)	—	—	(664,891)
Total Common Stocks	(49,344,785)	—	—	(49,344,785)
Total Investments Sold Short	(49,344,785)	—	—	(49,344,785)
Total Investments, Net of Investments Sold Short	19,075,353	214,130,868	2,467,081	235,673,302
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	12,327,944	—	12,327,944
Futures Contracts	393,239	—	—	393,239
Swap Contracts	—	45,292	232,748	278,040
Liabilities
Forward Foreign Currency Exchange Contracts	—	(11,989,323)	—	(11,989,323)
Futures Contracts	(205,316)	—	—	(205,316)
Swap Contracts	—	(365,534)	—	(365,534)
Total	19,263,276	214,149,247	2,699,829	236,112,352

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	148,015,220	148,015,220	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities and swap contracts classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets are not considered publically available. Fund per share market values were obtained using observable market inputs.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain swap contracts classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Portfolio of Investments

Columbia Variable Portfolio — Managed Volatility Conservative Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 12.6%

International 4.1%

Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	17,826	$188,602
Variable Portfolio – DFA International Value Fund, Class 1 (a)	306,958	2,673,608
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	266,094	2,876,474
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	276,774	2,817,562
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	62,585	581,412
Total		9,137,658

U.S. Large Cap 6.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	86,611	1,338,138
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	78,226	1,429,195
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	54,087	638,768
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	122,353	4,177,142
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1 (a)(b)	37,220	629,758
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	48,586	782,715
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	39,522	739,066
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 (a)(b)	39,142	737,037
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	48,713	858,800
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	49,292	816,274
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	45,933	877,787
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	122,194	1,777,923
Total		14,802,603

U.S. Mid Cap —%
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	425	7,595
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	233	4,291
Total		11,886

	Shares	Value

Equity Funds (continued)
U.S. Small Cap 1.9%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 (a)(b)	117,045	$2,029,559
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	42,934	729,882
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	80,511	1,664,967
Total		4,424,408
Total Equity Funds (Cost: $28,956,588)		$28,376,555

Fixed-Income Funds 57.4%
High Yield 3.2%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)	881,840	7,098,816
Investment Grade 54.2%
Columbia Variable Portfolio – Core Bond Fund, Class 1 (a)	590,797	5,831,160
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 (a)	2,443,421	24,825,160
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	759,880	7,188,466
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	689,682	7,220,974
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	2,287,089	24,746,297
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	2,138,475	23,287,996
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 (a)	2,345,405	24,509,478
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)	398,315	4,046,882
Total		121,656,413
Total Fixed-Income Funds (Cost: $129,638,922)		$128,755,229

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(c) 2.2%
Aerospace & Defense 0.1%
L-3 Communications Corp.
05/28/24	3.950%	61,000	58,478
Lockheed Martin Corp.
03/01/25	2.900%	11,000	10,657
Northrop Grumman Corp.
08/01/23	3.250%	61,000	60,875
Total			130,010

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Banking 0.1%
Bank of America Corp.
04/01/24	4.000%	$35,000	$36,026
Bank of Nova Scotia (The)
06/11/18	1.700%	35,000	34,936
Goldman Sachs Group, Inc. (The)
01/23/25	3.500%	59,000	58,078
JPMorgan Chase & Co.
03/01/18	1.700%	20,000	19,958
Morgan Stanley
07/23/25	4.000%	45,000	45,990
Total			194,988
Cable and Satellite —%
NBCUniversal Media LLC
01/15/43	4.450%	25,000	24,896
Time Warner Cable, Inc.
09/15/42	4.500%	6,000	4,744
Total			29,640
Chemicals —%
Dow Chemical Co. (The)
10/01/44	4.625%	30,000	27,137
LYB International Finance BV
03/15/44	4.875%	30,000	28,423
Total			55,560
Consumer Products —%
Clorox Co. (The)
12/15/24	3.500%	45,000	45,137

Diversified Manufacturing —%
General Electric Co.
10/09/42	4.125%	5,000	4,933
03/11/44	4.500%	20,000	20,726
United Technologies Corp.
05/15/45	4.150%	15,000	14,543
Total			40,202
Electric 0.5%
Appalachian Power Co.
05/15/44	4.400%	10,000	9,683
06/01/45	4.450%	20,000	19,415
Berkshire Hathaway Energy Co.
02/01/45	4.500%	34,000	33,703
CMS Energy Corp.
03/15/22	5.050%	15,000	16,485
03/01/44	4.875%	35,000	36,345
CenterPoint Energy Houston Electric LLC
04/01/44	4.500%	5,000	5,297

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Electric (continued)
DTE Energy Co.
06/01/16	6.350%	$5,000		$5,179
06/01/24	3.500%		60,000	60,908
DTE Energy Co. (d)
06/15/22	3.300%		60,000	61,395
Dominion Resources, Inc.
06/15/18	1.900%		45,000	44,957
10/01/25	3.900%		30,000	30,338
09/15/42	4.050%		65,000	58,895
Duke Energy Corp.
10/15/23	3.950%		149,000	155,547
Eversource Energy
05/01/18	1.450%		50,000	49,602
Indiana Michigan Power Co.
03/15/23	3.200%		30,000	30,033
Oncor Electric Delivery Co. LLC
09/30/17	5.000%		76,000	81,040
Oncor Electric Delivery Co. LLC (d)
04/01/45	3.750%		15,000	13,322
PPL Capital Funding, Inc.
06/01/23	3.400%		35,000	35,052
03/15/24	3.950%		60,000	61,668
PSEG Power LLC
11/15/18	2.450%		5,000	4,988
11/15/23	4.300%		15,000	15,370
Pacific Gas & Electric Co.
06/15/23	3.250%		44,000	44,297
02/15/24	3.750%		15,000	15,467
02/15/44	4.750%		40,000	42,098
Southern California Edison Co.
10/01/43	4.650%		5,000	5,400
02/01/45	3.600%		5,000	4,596
TransAlta Corp.
06/03/17	1.900%		45,000	44,763
11/25/20	5.000%	CAD	45,000	34,088
WEC Energy Group, Inc.
06/15/18	1.650%		20,000	20,044
06/15/25	3.550%		20,000	20,313
Xcel Energy, Inc.
05/15/20	4.700%		38,000	41,291
Total				1,101,579
Food and Beverage 0.2%
Anheuser-Busch InBev Finance, Inc.
01/17/23	2.625%		4,000	3,802
ConAgra Foods, Inc.
01/25/23	3.200%		19,000	18,230
01/25/43	4.650%		41,000	37,329
Heineken NV (d)
10/01/42	4.000%		15,000	13,591
JM Smucker Co. (The) (d)
03/15/45	4.375%		25,000	24,006
Kraft Heinz Co. (The) (d)
07/15/45	5.200%		15,000	15,886

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Food and Beverage (continued)
Molson Coors Brewing Co.
05/01/42	5.000%	$53,000	$46,732
SABMiller Holdings, Inc. (d)
01/15/22	3.750%	200,000	205,084
Wm. Wrigley Jr., Co. (d)
10/21/19	2.900%	60,000	61,637
Total			426,297
Health Care 0.1%
Becton Dickinson and Co.
12/15/44	4.685%	10,000	10,008
Express Scripts Holding Co.
05/15/16	3.125%	60,000	60,683
McKesson Corp.
12/04/15	0.950%	48,000	48,017
03/15/23	2.850%	10,000	9,694
Total			128,402
Healthcare Insurance —%
Cigna Corporation
03/15/21	4.500%	30,000	32,237
UnitedHealth Group, Inc.
03/15/22	2.875%	20,000	20,185
Total			52,422
Independent Energy 0.1%
Anadarko Petroleum Corp.
09/15/16	5.950%	45,000	46,765
Canadian Natural Resources Ltd.
08/15/16	6.000%	14,000	14,567
04/15/24	3.800%	65,000	60,110
Canadian Oil Sands Ltd. (d)
04/01/42	6.000%	15,000	10,854
Cimarex Energy Co.
05/01/22	5.875%	36,000	37,800
06/01/24	4.375%	21,000	20,446
Continental Resources, Inc.
09/15/22	5.000%	30,000	26,250
06/01/44	4.900%	15,000	10,724
EnCana Corp.
11/15/41	5.150%	9,000	7,101
Marathon Oil Corp.
11/01/15	0.900%	2,000	2,000
06/01/45	5.200%	25,000	21,086
Noble Energy, Inc.
11/15/43	5.250%	1,000	888
Woodside Finance Ltd. (d)
03/05/25	3.650%	60,000	54,396
Total			312,987

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)

Integrated Energy —%
Cenovus Energy, Inc.
09/15/23	3.800%	$11,000	$10,343
09/15/42	4.450%	21,000	16,639
09/15/43	5.200%	20,000	17,450
Total			44,432
Life Insurance 0.1%
Five Corners Funding Trust (d)
11/15/23	4.419%	105,000	110,173
Guardian Life Insurance Co. of America (The) (d)
06/19/64	4.875%	25,000	24,151
MetLife, Inc.
09/15/23	4.368%	25,000	26,859
Teachers Insurance & Annuity Association of America (d)
09/15/44	4.900%	50,000	51,706
Total			212,889
Media and Entertainment 0.1%
21st Century Fox America, Inc.
09/15/44	4.750%	35,000	34,453
Scripps Networks Interactive, Inc.
11/15/24	3.900%	72,000	70,652
06/15/25	3.950%	24,000	23,232
Sky PLC (d)
11/26/22	3.125%	80,000	77,569
Thomson Reuters Corp.
05/23/16	0.875%	26,000	25,977
05/23/43	4.500%	35,000	32,462
Time Warner, Inc.
03/29/41	6.250%	20,000	23,035
Total			287,380
Metals —%
Barrick Gold Corp.
04/01/42	5.250%	20,000	15,659
Newmont Mining Corp.
03/15/42	4.875%	14,000	10,811
Teck Resources Ltd.
03/01/42	5.200%	10,000	5,525
Total			31,995
Midstream 0.2%
Columbia Pipeline Group, Inc. (d)
06/01/45	5.800%	40,000	38,195
Energy Transfer Partners LP
02/01/43	5.150%	1,000	787
Enterprise Products Operating LLC
05/07/18	1.650%	17,000	16,884
02/15/45	5.100%	25,000	22,820
05/15/46	4.900%	15,000	13,584
Kinder Morgan Energy Partners LP
09/01/22	3.950%	15,000	14,086

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Midstream (continued)
02/15/23	3.450%	$69,000	$61,216
05/01/24	4.300%	25,000	22,823
03/01/43	5.000%	15,000	11,723
NiSource Finance Corp.
02/15/43	5.250%	30,000	32,604
Plains All American Pipeline LP/Finance Corp.
01/31/23	2.850%	62,000	56,878
10/15/23	3.850%	25,000	24,195
10/15/25	4.650%	40,000	40,148
Southern Natural Gas Co. LLC (d)
04/01/17	5.900%	10,000	10,532
Williams Partners LP
09/15/45	5.100%	54,000	41,306
Total			407,781
Natural Gas 0.1%
Sempra Energy
04/01/17	2.300%	25,000	25,277
06/15/24	3.550%	95,000	95,611
Total			120,888
Oil Field Services —%
Noble Holding International Ltd.
03/15/42	5.250%	36,000	23,004

Pharmaceuticals 0.1%
AbbVie, Inc.
11/06/17	1.750%	10,000	10,030
05/14/20	2.500%	30,000	29,834
Amgen, Inc.
06/15/16	2.300%	50,000	50,459
05/15/43	5.375%	8,000	8,529
Total			98,852
Property & Casualty 0.1%
ACE INA Holdings, Inc.
05/15/24	3.350%	27,000	27,021
03/15/25	3.150%	11,000	10,728
Alleghany Corp.
09/15/44	4.900%	15,000	14,570
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	55,000	54,224
CNA Financial Corp.
05/15/24	3.950%	16,000	16,107
Liberty Mutual Group, Inc. (d)
05/01/22	4.950%	30,000	32,436
06/15/23	4.250%	42,000	43,438
Loews Corp.
05/15/43	4.125%	5,000	4,587
Total			203,111

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Railroads —%
Burlington Northern Santa Fe LLC
04/01/45	4.150%	$5,000	$4,658
Canadian Pacific Railway Co.
08/01/45	4.800%	17,000	17,031
Total	21,689
Refining —%
Marathon Petroleum Corp.
03/01/16	3.500%	30,000	30,305
09/15/44	4.750%	20,000	17,776
Phillips 66
05/01/17	2.950%	30,000	30,691
Valero Energy Corp.
03/15/45	4.900%	2,000	1,780
Total	80,552
Restaurants —%
Yum! Brands, Inc.
11/01/23	3.875%	50,000	50,067
11/01/43	5.350%	4,000	3,841
Total	53,908
Retailers —%
CVS Health Corp.
07/20/45	5.125%	15,000	16,124

Technology 0.1%
Apple, Inc.
02/09/45	3.450%	24,000	20,318
05/13/45	4.375%	16,000	15,841
Corning, Inc.
05/15/22	2.900%	16,000	16,037
Hewlett Packard Enterprise Co. (d)(e)
10/15/45	6.350%	35,000	34,976
International Business Machine Corp.
11/19/19	1.375%	EUR	100,000	115,466
Oracle Corp.
07/08/44	4.500%	6,000	6,064
05/15/45	4.125%	44,000	41,518
Total	250,220
Transportation Services 0.1%
ERAC U.S.A. Finance LLC (d)
02/15/45	4.500%	38,000	35,143
Heathrow Funding Ltd.
02/15/25	5.225%	GBP	50,000	86,315
Total	121,458
Wireless 0.1%
CC Holdings GS V LLC/Crown Castle GS III Corp.
12/15/17	2.381%	13,000	13,091

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Wireless (continued)
Rogers Communications, Inc.
03/15/23	3.000%	$76,000	$73,118
10/01/23	4.100%	8,000	8,255
Total			94,464
Wirelines 0.1%
AT&T, Inc.
08/15/16	2.400%	65,000	65,726
06/15/45	4.350%	127,000	109,008
Verizon Communications, Inc.
03/15/24	4.150%	19,000	19,653
11/01/42	3.850%	114,000	94,911
Total			289,298
Total Corporate Bonds & Notes (Cost: $5,023,650)			$4,875,269

Residential Mortgage-Backed Securities - Agency 5.6%
Federal National Mortgage Association (e)
10/19/30	2.500%	592,000	603,525
10/19/30	3.000%	592,000	616,466
10/19/30- 10/14/45	3.500%	10,340,000	10,845,157
10/14/45	4.000%	592,000	631,475
Total Residential Mortgage-Backed Securities - Agency (Cost: $12,634,507)			$12,696,623

	Shares	Value

Exchange-Traded Funds 4.3%
SPDR S&P 500 ETF Trust	20,925	$4,009,858
iShares Core S&P 500 ETF	829	159,757
iShares MSCI EAFE ETF	79,632	4,564,506
iShares Russell 2000 ETF	8,625	941,850
Total Exchange-Traded Funds (Cost: $9,781,637)		$9,675,971

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value

Options Purchased Puts 0.6%
S&P 500 Index	94	1,800.00	12/16/16	1,301,900
Total Options Purchased Puts (Cost: $1,333,263)				$1,301,900

	Shares	Value

Money Market Funds 22.1%

Columbia Short-Term Cash Fund, 0.169% (a)(f)	49,546,665	49,546,665
Total Money Market Funds (Cost: $49,546,665)		$49,546,665
Total Investments
(Cost: $236,915,232)		$235,228,212(g)
Other Assets & Liabilities, Net		(10,827,054)
Net Assets		$224,401,158

At September 30, 2015, cash totaling $1,309,166 was pledged as collateral.

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at September 30, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
State Street	10/27/2015	50,000	CAD	37,746	USD	284	—
Standard	10/27/2015	57,000	GBP	88,365	USD	2,149	—
UBS	10/27/2015	104,000	EUR	116,485	USD	230	—
Total						2,663	—

Futures Contracts Outstanding at September 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
CAN 10YR BOND FUT	1	CAD	106,250	12/2015	—	(1,578)
EURO STOXX 50	23	EUR	794,393	12/2015	—	(30,328)
EURO-BOBL FUTURE	2	EUR	288,334	12/2015	1,001	—
EURO-BUND FUTURE	2	EUR	349,053	12/2015	5,144	—
EURO-SCHATZ FUT	2	EUR	248,845	12/2015	152	—
LONG GILT FUTURE	1	GBP	180,108	12/2015	1,872	—
Russell 2000 Mini	28	USD	3,068,520	12/2015	—	(133,028)
S&P 500 FUTURE	1	USD	477,175	12/2015	—	(10,354)
S&P500 EMINI FUT	128	USD	12,215,680	12/2015	—	(259,172)
TOPIX INDX FUTR	7	JPY	823,615	12/2015	—	(25,892)
US 5YR NOTE (CBT)	101	USD	12,172,078	12/2015	67,880	—
US 5YR NOTE (CBT)	5	USD	602,578	12/2015	578	—
US 5YR NOTE (CBT)	32	USD	3,856,499	12/2015	23,248	—
US LONG BOND(CBT)	2	USD	314,688	12/2015	3,097	—
US LONG BOND(CBT)	28	USD	4,405,627	12/2015	35,313	—
US ULTRA BOND CBT	2	USD	320,812	12/2015	3,333	—
US ULTRA BOND CBT	1	USD	160,406	12/2015	—	(3,736)
US ULTRA BOND CBT	28	USD	4,491,373	12/2015	10,226	—
Total			44,876,034		151,844	(464,088)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P/TSX 60 IX FUT	(5)	CAD	(584,488)	12/2015	10,527	—
US 10YR NOTE (CBT)	(8)	USD	(1,029,875)	12/2015	—	(691)
US 2YR NOTE (CBT)	(17)	USD	(3,723,531)	12/2015	—	(4,812)
US LONG BOND(CBT)	(7)	USD	(1,101,406)	12/2015	14,645	—
Total			(6,439,300)		25,172	(5,503)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	29,558,442	48,588,918	(28,600,695)	—	49,546,665	—	34,951	49,546,665
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	1,216,080	464,065	(483,904)	5,865	1,202,106	—	—	1,338,138
Columbia Variable Portfolio – Core Bond Fund, Class 1	1,010,000	4,884,828	—	—	5,894,828	—	87,024	5,831,160
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	1,081,912	415,000	(59,872)	(747)	1,436,293	—	—	1,429,195
Columbia Variable Portfolio – Emerging Markets Fund, Class 1	453,319	180,470	(642,431)	8,642	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund, Class 1	5,820,930	266,654	(5,969,546)	(118,038)	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	9,114,211	3,372,989	(5,112,981)	165,270	7,539,489	49,580	517,362	7,098,816
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1	9,378,365	16,155,400	(614,445)	(3,318)	24,916,002	56,230	270,872	24,825,160
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	530,094	220,983	(214,559)	2,195	538,713	—	—	638,768
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	984,037	3,412,149	(63,769)	(677)	4,331,740	—	—	4,177,142
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	9,525,760	3,165,749	(4,942,164)	(125,720)	7,623,625	—	308,101	7,188,466

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1	203,501	—	(253,304)	49,803	—	—	—	—
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1	565,063	223,605	(195,672)	522	593,518	2,621	—	629,758
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	840,379	345,286	(443,746)	8,207	750,126	—	—	782,715
Columbia Variable Portfolio – Strategic Income Fund, Class 1	3,190,626	242,411	(3,540,172)	107,135	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund, Class 1	408,498	3,185,720	(1,407,788)	41,886	2,228,316	—	—	2,029,559
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	5,195,315	2,857,757	(877,426)	348	7,175,994	14,187	183,572	7,220,974
Variable Portfolio – American Century Diversified Bond Fund, Class 1	9,307,988	16,268,507	(614,445)	(2,808)	24,959,242	82,652	421,975	24,746,297
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1	3,293,480	363,618	(3,879,676)	222,578	—	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	612,057	33,729	(391,136)	(29,719)	224,931	28,871	4,857	188,602
Variable Portfolio – DFA International Value Fund, Class 1	980,817	3,243,105	(1,083,479)	(171,488)	2,968,955	34,738	34,065	2,673,608
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	1,107,980	210,638	(1,320,145)	1,527	—	—	28,829	—
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	536,246	220,983	(85,344)	(619)	671,266	—	—	739,066
Variable Portfolio – Invesco International Growth Fund, Class 1	989,021	3,475,114	(1,183,479)	(184,880)	3,095,776	113,462	22,064	2,876,474
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	9,365,977	26,477,682	(12,666,754)	(123,340)	23,053,565	41,455	292,026	23,287,996
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	493,727	—	(622,381)	134,767	6,113	—	—	7,595
Variable Portfolio – Loomis Sayles Growth Fund, Class 1	359,647	352,211	(38,262)	(366)	673,230	—	—	737,037
Variable Portfolio – MFS Value Fund, Class 1	1,272,645	515,628	(1,092,284)	60,564	756,553	—	—	858,800
Variable Portfolio – Mondrian International Small Cap Fund, Class 1	617,948	139,005	(592,139)	(164,814)	—	133,388	5,617	—
Variable Portfolio – NFJ Dividend Value Fund, Class 1	1,078,753	441,966	(731,795)	5,992	794,916	—	—	816,274
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	530,519	321,702	(38,262)	(605)	813,354	—	—	877,787
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	560,412	217,300	(37,624)	(590)	739,498	—	—	729,882
Variable Portfolio – Partners Small Cap Value Fund, Class 1	1,309,200	511,945	(88,640)	(1,042)	1,731,463	—	—	1,664,967
Variable Portfolio – Pyramis® International Equity Fund, Class 1	1,031,543	3,321,990	(1,183,479)	(131,609)	3,038,445	58,864	24,983	2,817,562
Variable Portfolio – Pyrford International Equity Fund, Class 1	964,185	461,934	(785,496)	(8,285)	632,338	—	19,157	581,412
Variable Portfolio – Sit Dividend Growth Fund, Class 1	1,181,058	622,027	(76,523)	(796)	1,725,766	—	—	1,777,923
Variable Portfolio – TCW Core Plus Bond Fund, Class 1	10,433,494	14,565,293	(561,520)	(8,229)	24,429,038	8,301	153,713	24,509,478
Variable Portfolio – Victory Established Value Fund, Class 1	479,197	—	(608,184)	132,159	3,172	—	—	4,291
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1	1,048,265	3,162,769	(162,776)	(1,119)	4,047,139	—	19,292	4,046,882
Total	126,630,691	162,909,130	(81,266,297)	(131,349)	208,142,175	624,349	2,428,460	206,678,449

(b)	Non-income producing investment.

(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of these securities amounted to $918,490 or 0.41% of net assets.

(e)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(f)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	—	28,376,555	—	28,376,555
Fixed-Income Funds	—	128,755,229	—	128,755,229
Corporate Bonds & Notes	—	4,875,269	—	4,875,269
Residential Mortgage-Backed Securities - Agency	—	12,696,623	—	12,696,623
Exchange-Traded Funds	9,675,971	—	—	9,675,971
Options Purchased Puts	1,301,900	—	—	1,301,900
Money Market Funds	—	49,546,665	—	49,546,665
Total Investments	10,977,871	224,250,341	—	235,228,212
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	2,663	—	2,663
Futures Contracts	177,016	—	—	177,016
Liabilities
Futures Contracts	(469,591)	—	—	(469,591)
Total	10,685,296	224,253,004	—	234,938,300

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	114,340,564	114,340,564	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 29.8%
International 9.2%
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	169,068	$1,788,742
Variable Portfolio – DFA International Value Fund, Class 1 (a)	2,530,686	22,042,276
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	2,247,556	24,296,083
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	2,434,201	24,780,163
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	608,822	5,655,956
Total		78,563,220
U.S. Large Cap 15.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	821,828	12,697,236
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	726,165	13,267,028
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	508,678	6,007,489
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	1,113,513	38,015,341
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1 (a)(b)	389,273	6,586,507
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	431,631	6,953,577
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	347,992	6,507,442
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 (a)(b)	344,656	6,489,867
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	426,211	7,514,106
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	431,127	7,139,462
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	411,301	7,859,958
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	1,089,630	15,854,124
Total		134,892,137
U.S. Mid Cap —%
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	4,666	83,473
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	2,109	38,818
Total		122,291

	Shares	Value

Equity Funds (continued)
U.S. Small Cap 4.7%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 (a)(b)	1,081,212	$18,748,227
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	385,414	6,552,035
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	719,449	14,878,198
Total		40,178,460
Total Equity Funds (Cost: $265,478,152)		$253,756,108

Fixed-Income Funds 40.4%
High Yield 2.8%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)	2,962,386	23,847,209
Investment Grade 37.6%
Columbia Variable Portfolio – Core Bond Fund, Class 1 (a)	1,720,865	16,984,942
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 (a)	7,028,480	71,409,358
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	2,263,192	21,409,801
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	1,957,565	20,495,703
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	6,144,856	66,487,338
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	4,603,956	50,137,078
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 (a)	6,451,733	67,420,606
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)	598,764	6,083,439
Total		320,428,265
Total Fixed-Income Funds (Cost: $348,755,279)		$344,275,474

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(c) 1.4%
Aerospace & Defense —%
L-3 Communications Corp.
05/28/24	3.950%	$141,000	$135,169
Lockheed Martin Corp.
03/01/25	2.900%	25,000	24,221
Northrop Grumman Corp.
08/01/23	3.250%	145,000	144,703
Total			304,093

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Banking 0.1%
Bank of America Corp.
04/01/24	4.000%		$80,000	$82,345
Bank of Nova Scotia (The)
06/11/18	1.700%		80,000	79,854
Goldman Sachs Group, Inc. (The)
01/23/25	3.500%		147,000	144,703
JPMorgan Chase & Co.
03/01/18	1.700%		50,000	49,895
Morgan Stanley
07/23/25	4.000%		105,000	107,309
Total				464,106
Cable and Satellite —%
NBCUniversal Media LLC
01/15/43	4.450%		65,000	64,731
Time Warner Cable, Inc.
09/15/42	4.500%		32,000	25,300
Total				90,031
Chemicals —%
Dow Chemical Co. (The)
10/01/44	4.625%		70,000	63,319
LYB International Finance BV
03/15/44	4.875%		70,000	66,320
Total				129,639
Consumer Products —%
Clorox Co. (The)
12/15/24	3.500%		110,000	110,336

Diversified Manufacturing —%
General Electric Co.
05/26/23	1.250%	EUR	135,000	149,448
United Technologies Corp.
05/15/45	4.150%		30,000	29,086
Total				178,534
Electric 0.3%
Appalachian Power Co.
05/15/44	4.400%		30,000	29,048
06/01/45	4.450%		40,000	38,829
Berkshire Hathaway Energy Co.
02/01/45	4.500%		83,000	82,274
CMS Energy Corp.
03/15/22	5.050%		30,000	32,970
03/01/44	4.875%		85,000	88,266
CenterPoint Energy Houston Electric LLC
04/01/44	4.500%		20,000	21,189
DTE Energy Co.
06/01/16	6.350%		15,000	15,537

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Electric (continued)
06/01/24	3.500%	$150,000	$152,270
DTE Energy Co. (d)
06/15/22	3.300%	135,000	138,139
Dominion Resources, Inc.
06/15/18	1.900%	105,000	104,900
10/01/25	3.900%	70,000	70,788
09/15/42	4.050%	145,000	131,381
Duke Energy Corp.
10/15/23	3.950%	332,000	346,589
Eversource Energy
05/01/18	1.450%	115,000	114,085
Indiana Michigan Power Co.
03/15/23	3.200%	70,000	70,077
Oncor Electric Delivery Co. LLC
09/30/17	5.000%	180,000	191,937
Oncor Electric Delivery Co. LLC (d)
04/01/45	3.750%	30,000	26,645
PPL Capital Funding, Inc.
06/01/23	3.400%	80,000	80,120
03/15/24	3.950%	150,000	154,169
PSEG Power LLC
11/15/18	2.450%	10,000	9,976
11/15/23	4.300%	40,000	40,986
Pacific Gas & Electric Co.
06/15/23	3.250%	69,000	69,465
02/15/24	3.750%	35,000	36,091
02/15/44	4.750%	100,000	105,245
Southern California Edison Co.
10/01/43	4.650%	15,000	16,201
02/01/45	3.600%	10,000	9,191
TransAlta Corp.
06/03/17	1.900%	105,000	104,447
11/25/20	5.000%	CAD	105,000	79,539
WEC Energy Group, Inc.
06/15/18	1.650%	45,000	45,099
06/15/25	3.550%	39,000	39,611
Xcel Energy, Inc.
05/15/20	4.700%	91,000	98,881
Total	2,543,945
Food and Beverage 0.1%
Anheuser-Busch InBev Finance, Inc.
01/17/23	2.625%	7,000	6,653
ConAgra Foods, Inc.
01/25/23	3.200%	58,000	55,649
01/25/43	4.650%	93,000	84,673
General Mills, Inc.
11/16/20	2.100%	EUR	106,000	123,825
Heineken NV (d)
10/01/42	4.000%	35,000	31,712
JM Smucker Co. (The) (d)
03/15/45	4.375%	60,000	57,615

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Food and Beverage (continued)
Kraft Heinz Co. (The) (d)
07/15/45	5.200%	$45,000	$47,657
Molson Coors Brewing Co.
05/01/42	5.000%	127,000	111,982
SABMiller Holdings, Inc. (d)
01/15/22	3.750%	270,000	276,864
Wm. Wrigley Jr., Co. (d)
10/21/19	2.900%	145,000	148,956
Total			945,586
Health Care 0.1%
Becton Dickinson and Co.
12/15/44	4.685%	25,000	25,021
Express Scripts Holding Co.
05/15/16	3.125%	145,000	146,650
McKesson Corp.
12/04/15	0.950%	121,000	121,043
03/15/23	2.850%	25,000	24,235
Total			316,949
Healthcare Insurance —%
Cigna Corporation
03/15/21	4.500%	75,000	80,592
UnitedHealth Group, Inc.
03/15/22	2.875%	45,000	45,417
Total			126,009
Independent Energy 0.1%
Anadarko Petroleum Corp.
09/15/16	5.950%	115,000	119,511
Canadian Natural Resources Ltd.
08/15/16	6.000%	37,000	38,499
04/15/24	3.800%	155,000	143,338
Canadian Oil Sands Ltd. (d)
04/01/42	6.000%	30,000	21,708
Cimarex Energy Co.
05/01/22	5.875%	80,000	84,000
06/01/24	4.375%	53,000	51,602
Continental Resources, Inc.
09/15/22	5.000%	75,000	65,625
06/01/44	4.900%	32,000	22,877
EnCana Corp.
11/15/41	5.150%	19,000	14,992
Marathon Oil Corp.
11/01/15	0.900%	5,000	4,999
06/01/45	5.200%	60,000	50,607
Noble Energy, Inc.
11/15/43	5.250%	30,000	26,655
Woodside Finance Ltd. (d)
03/05/25	3.650%	141,000	127,831
Total			772,244

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Integrated Energy —%
Cenovus Energy, Inc.
09/15/23	3.800%	$17,000	$15,985
09/15/42	4.450%	46,000	36,448
09/15/43	5.200%	50,000	43,623
Total			96,056
Life Insurance 0.1%
Five Corners Funding Trust (d)
11/15/23	4.419%	250,000	262,315
Guardian Life Insurance Co. of America (The) (d)
06/19/64	4.875%	60,000	57,961
MetLife, Inc.
09/15/23	4.368%	56,000	60,165
Peachtree Corners Funding Trust (d)
02/15/25	3.976%	100,000	100,710
Teachers Insurance & Annuity Association of America (d)
09/15/44	4.900%	120,000	124,096
Total			605,247
Media and Entertainment 0.1%
21st Century Fox America, Inc.
09/15/44	4.750%	85,000	83,672
Scripps Networks Interactive, Inc.
11/15/24	3.900%	167,000	163,875
06/15/25	3.950%	66,000	63,887
Sky PLC (d)
11/26/22	3.125%	200,000	193,922
Thomson Reuters Corp.
05/23/16	0.875%	55,000	54,952
05/23/43	4.500%	90,000	83,474
Time Warner, Inc.
03/29/41	6.250%	50,000	57,586
Total			701,368
Metals —%
Barrick Gold Corp.
04/01/42	5.250%	40,000	31,318
Newmont Mining Corp.
03/15/42	4.875%	34,000	26,256
Teck Resources Ltd.
03/01/42	5.200%	31,000	17,128
Total			74,702
Midstream 0.1%
Columbia Pipeline Group, Inc. (d)
06/01/45	5.800%	90,000	85,938
Energy Transfer Partners LP
02/01/43	5.150%	7,000	5,512
Enterprise Products Operating LLC
05/07/18	1.650%	42,000	41,713
02/15/45	5.100%	60,000	54,767

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Midstream (continued)
05/15/46	4.900%	$39,000	$35,319
Kinder Morgan Energy Partners LP
09/01/22	3.950%	35,000	32,867
02/15/23	3.450%	164,000	145,500
05/01/24	4.300%	55,000	50,211
03/01/43	5.000%	45,000	35,169
NiSource Finance Corp.
02/15/43	5.250%	45,000	48,905
Plains All American Pipeline LP/Finance Corp.
01/31/23	2.850%	146,000	133,938
10/15/23	3.850%	80,000	77,424
10/15/25	4.650%	81,000	81,300
Southern Natural Gas Co. LLC (d)
04/01/17	5.900%	24,000	25,277
Williams Partners LP
09/15/45	5.100%	128,000	97,910
Total			951,750
Natural Gas —%
Sempra Energy
04/01/17	2.300%	60,000	60,664
06/15/24	3.550%	225,000	226,447
Total			287,111
Oil Field Services —%
Noble Holding International Ltd.
03/15/42	5.250%	92,000	58,789

Pharmaceuticals 0.1%
AbbVie, Inc.
11/06/15	1.200%	70,000	70,036
11/06/17	1.750%	25,000	25,074
05/14/20	2.500%	80,000	79,558
Amgen, Inc.
06/15/16	2.300%	115,000	116,056
05/15/43	5.375%	39,000	41,581
Total			332,305
Property & Casualty 0.1%
ACE INA Holdings, Inc.
05/15/24	3.350%	37,000	37,028
03/15/25	3.150%	21,000	20,481
Alleghany Corp.
09/15/44	4.900%	40,000	38,854
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	135,000	133,096
CNA Financial Corp.
05/15/24	3.950%	36,000	36,241
Liberty Mutual Group, Inc. (d)
05/01/22	4.950%	65,000	70,277
06/15/23	4.250%	101,000	104,457

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Property & Casualty (continued)
Loews Corp.
05/15/43	4.125%		$15,000	$13,762
Total				454,196
Railroads —%
Burlington Northern Santa Fe LLC
04/01/45	4.150%		15,000	13,975
Canadian Pacific Railway Co.
08/01/45	4.800%		41,000	41,074
Total				55,049
Refining —%
Marathon Petroleum Corp.
03/01/16	3.500%		75,000	75,761
09/15/44	4.750%		50,000	44,441
Phillips 66
05/01/17	2.950%		75,000	76,728
Valero Energy Corp.
03/15/45	4.900%		6,000	5,341
Total				202,271
Restaurants —%
Yum! Brands, Inc.
11/01/23	3.875%		120,000	120,160
11/01/43	5.350%		4,000	3,841
Total				124,001
Retailers —%
CVS Health Corp.
07/20/45	5.125%		35,000	37,623

Technology 0.1%
Apple, Inc.
02/09/45	3.450%		61,000	51,641
05/13/45	4.375%		40,000	39,601
Corning, Inc.
05/15/22	2.900%		37,000	37,086
Hewlett Packard Enterprise Co. (d)(e)
10/15/45	6.350%		80,000	79,946
International Business Machine Corp.
11/19/19	1.375%	EUR	112,000	129,322
Oracle Corp.
01/10/21	2.250%	EUR	100,000	118,791
07/08/44	4.500%		16,000	16,171
05/15/45	4.125%		60,000	56,615
Total				529,173
Transportation Services —%
ERAC U.S.A. Finance LLC (d)
02/15/45	4.500%		87,000	80,458

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Transportation Services (continued)
Heathrow Funding Ltd.
02/15/25	5.225%	GBP $	56,000	$96,673
Total	177,131
Wireless —%
CC Holdings GS V LLC/Crown Castle GS III Corp.
12/15/17	2.381%	31,000	31,217
Rogers Communications, Inc.
03/15/23	3.000%	186,000	178,947
10/01/23	4.100%	12,000	12,382
Total	222,546
Wirelines 0.1%
AT&T, Inc.
08/15/16	2.400%	155,000	156,732
06/15/45	4.350%	309,000	265,224
Orange SA
02/21/17	4.750%	EUR	50,000	59,213
Verizon Communications, Inc.
03/15/24	4.150%	45,000	46,547
11/01/42	3.850%	270,000	224,788
Total	752,504
Total Corporate Bonds & Notes (Cost: $12,024,176)	$11,643,294

Residential Mortgage-Backed Securities - Agency 5.6%
Federal National Mortgage Association (e)
10/19/30	2.500%	1,750,000	1,784,070
10/19/30	3.000%	1,750,000	1,822,324
10/19/30-10/14/45	3.500%	35,675,000	37,450,286
10/14/45	4.000%	6,750,000	7,200,090
Total Residential Mortgage-Backed Securities - Agency (Cost: $48,032,345)	$48,256,770

	Shares	Value

Exchange-Traded Funds 3.5%
SPDR S&P 500 ETF Trust	96,625	$18,516,249
iShares MSCI EAFE ETF	125,987	7,221,575
iShares Russell 2000 ETF	35,800	3,909,360
Total Exchange-Traded Funds (Cost: $29,079,671)		$29,647,184

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value

Options Purchased Puts 1.0%
S&P 500 Index
	639	1,800.00	12/16/16	$8,850,150
Total Options Purchased Puts (Cost: $9,098,441)				$8,850,150

	Shares	Value

Money Market Funds 23.2%
Columbia Short-Term Cash Fund, 0.169% (a)(f)	197,465,258	$197,465,258
Total Money Market Funds (Cost: $197,465,258)		$197,465,258
Total Investments (Cost: $909,933,322)		$893,894,238(g	)
Other Assets & Liabilities, Net		(41,395,131)
Net Assets		$852,499,107

At September 30, 2015, cash totaling $5,516,027 was pledged as collateral.

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at September 30, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
Standard Chartered	10/27/2015	66,000	GBP	102,317	USD	2,488	—
State Street	10/27/2015	115,000	CAD	86,816	USD	653	—
UBS	10/27/2015	523,000	EUR	585,786	USD	1,159	—
Total					4,300		—

Futures Contracts Outstanding at September 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
10YR MINI JGB FUT	1	JPY	123,536	12/2015	499	—
CAN 10YR BOND FUT	2	CAD	212,499	12/2015	—	(3,156)
EURO STOXX 50	136	EUR	4,697,280	12/2015	—	(132,999)
EURO-BOBL FUTURE	4	EUR	576,668	12/2015	2,002	—
EURO-BUND FUTURE	4	EUR	698,107	12/2015	10,288	—
EURO-SCHATZ FUT	3	EUR	373,267	12/2015	228	—
LONG GILT FUTURE	4	GBP	720,432	12/2015	7,488	—
Russell 2000 Mini	95	USD	10,411,050	12/2015	—	(293,041)
S&P 500 FUTURE	8	USD	3,817,400	12/2015	—	(82,828)
S&P500 EMINI FUT	449	USD	42,850,315	12/2015	—	(930,534)
TOPIX INDX FUTR	53	JPY	6,235,944	12/2015	—	(196,151)
US 5YR NOTE (CBT)	483	USD	58,209,050	12/2015	321,591	—
US 5YR NOTE (CBT)	9	USD	1,084,641	12/2015	1,041	—
US 5YR NOTE (CBT)	192	USD	23,139,000	12/2015	131,644	—
US LONG BOND(CBT)	14	USD	2,202,812	12/2015	23,307	—
US LONG BOND(CBT)	84	USD	13,216,874	12/2015	119,958	—
US ULTRA BOND CBT	11	USD	1,764,469	12/2015	14,493	—
US ULTRA BOND CBT	5	USD	802,031	12/2015	—	(9,347)
US ULTRA BOND CBT	130	USD	20,852,812	12/2015	62,853	—
Total			191,988,187		695,392	(1,648,056)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P/TSX 60 IX FUT	(35)	CAD	(4,091,420)	12/2015	56,219	—
S&P500 EMINI FUT	(7)	USD	(668,045)	12/2015	—	(11,306)
US 10YR NOTE (CBT)	(22)	USD	(2,832,157)	12/2015	—	(3,418)
US 2YR NOTE (CBT)	(145)	USD	(31,759,531)	12/2015	—	(41,042)
US 2YR NOTE (CBT)	(2)	USD	(438,062)	12/2015	59	—
US LONG BOND(CBT)	(17)	USD	(2,674,844)	12/2015	35,567	—
Total			(42,464,059)		91,845	(55,766)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	146,599,911	188,465,143	(137,599,796)	—	197,465,258	—	158,741	197,465,258
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	12,231,945	2,209,539	(2,822,358)	66,431	11,685,557	—	—	12,697,236
Columbia Variable Portfolio – Core Bond Fund, Class 1	3,010,000	14,229,793	—	—	17,239,793	—	341,390	16,984,942
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	10,782,633	2,729,532	(16,034)	(421)	13,495,710	—	—	13,267,028
Columbia Variable Portfolio – Emerging Markets Fund, Class 1	4,941,433	910,871	(5,923,755)	71,451	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund, Class 1	21,296,413	794,529	(21,595,708)	(495,234)	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	36,631,335	9,529,221	(21,144,395)	628,680	25,644,841	186,593	1,947,100	23,847,209
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1	34,300,504	37,841,496	(190,130)	(17,758)	71,934,112	204,308	984,197	71,409,358
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	5,660,929	1,082,223	(1,656,538)	79,827	5,166,441	—	—	6,007,489

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	10,346,018	29,086,919	(57,395)	(1,032)	39,374,510	—	—	38,015,341
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	35,460,180	5,809,704	(17,615,721)	(539,463)	23,114,700	—	1,201,872	21,409,801
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1	2,061,525	—	(2,470,311)	408,786	—	—	—	—
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1	5,878,614	2,076,771	(1,482,639)	28,625	6,501,371	27,410	—	6,586,507
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	8,586,032	1,686,464	(3,587,212)	104,232	6,789,516	—	—	6,953,577
Columbia Variable Portfolio – Strategic Income Fund, Class 1	12,849,420	722,298	(13,930,495)	358,777	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund, Class 1	4,136,063	18,853,330	(2,392,204)	70,095	20,667,284	—	—	18,748,227
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	18,862,110	3,209,055	(1,755,905)	25,936	20,341,196	46,568	602,581	20,495,703
Variable Portfolio – American Century Diversified Bond Fund, Class 1	33,960,041	33,475,248	(190,130)	(2,530)	67,242,629	288,741	1,474,148	66,487,338
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1	20,629,435	1,083,448	(22,931,600)	1,218,717	—	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	5,882,086	319,572	(3,696,245)	(341,883)	2,163,530	273,571	46,001	1,788,742
Variable Portfolio – DFA International Value Fund, Class 1	10,271,540	16,758,477	(635,851)	(164,503)	26,229,663	315,648	300,384	22,042,276
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	5,906,583	686,129	(6,561,191)	(31,521)	—	—	144,406	—
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	5,571,385	1,082,224	(716,571)	5,443	5,942,481	—	—	6,507,442
Variable Portfolio – Invesco International Growth Fund, Class 1	10,069,330	18,699,877	(635,851)	(150,559)	27,982,797	1,015,374	195,602	24,296,083
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	34,085,826	16,026,477	(190,130)	(1,626)	49,920,547	131,869	928,943	50,137,078
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	5,622,510	—	(6,883,035)	1,328,060	67,535	—	—	83,473
Variable Portfolio – Loomis Sayles Growth Fund, Class 1	3,649,518	2,358,467	(33,273)	(535)	5,974,177	—	—	6,489,867
Variable Portfolio – MFS Value Fund, Class 1	12,356,492	2,389,908	(8,499,233)	566,813	6,813,980	—	—	7,514,106
Variable Portfolio – Mondrian International Small Cap Fund, Class 1	6,381,836	1,416,932	(6,043,321)	(1,755,447)	—	1,359,624	57,308	—
Variable Portfolio – NFJ Dividend Value Fund, Class 1	11,386,309	2,209,538	(6,633,169)	96,559	7,059,237	—	—	7,139,462
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	5,637,643	1,730,990	(33,273)	(708)	7,334,652	—	—	7,859,958
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	5,699,485	1,062,897	(32,679)	(681)	6,729,022	—	—	6,552,035
Variable Portfolio – Partners Small Cap Value Fund, Class 1	13,254,249	2,512,303	(77,240)	(1,361)	15,687,951	—	—	14,878,198
Variable Portfolio – Pyramis® International Equity Fund, Class 1	10,343,283	18,609,776	(635,851)	(134,382)	28,182,826	557,587	237,910	24,780,163
Variable Portfolio – Pyrford International Equity Fund, Class 1	9,689,704	2,954,582	(6,335,264)	(91,218)	6,217,804	—	186,133	5,655,956
Variable Portfolio – Sit Dividend Growth Fund, Class 1	12,140,409	3,311,810	(67,932)	(1,064)	15,383,223	—	—	15,854,124
Variable Portfolio – TCW Core Plus Bond Fund, Class 1	24,811,663	42,994,703	(605,572)	(10,791)	67,190,003	25,804	477,818	67,420,606
Variable Portfolio – Victory Established Value Fund, Class 1	4,409,411	—	(5,445,556)	1,065,030	28,885	—	—	38,818

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1	—	6,127,458	—	—	6,127,458	—	61,152	6,083,439
Total	625,393,803	495,047,704	(311,123,563)	2,380,745	811,698,689	4,433,097	9,345,686	795,496,840

(b)	Non-income producing investment.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of these securities amounted to $2,062,484 or 0.24% of net assets.

(e)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(f)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	—	253,756,108	—	253,756,108
Fixed-Income Funds	—	344,275,474	—	344,275,474
Corporate Bonds & Notes	—	11,643,294	—	11,643,294
Residential Mortgage-Backed Securities - Agency	—	48,256,770	—	48,256,770
Exchange-Traded Funds	29,647,184	—	—	29,647,184
Options Purchased Puts	8,850,150	—	—	8,850,150
Money Market Funds	—	197,465,258	—	197,465,258
Total Investments	38,497,334	855,396,904	—	893,894,238
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	4,300	—	4,300
Futures Contracts	787,237	—	—	787,237
Liabilities
Futures Contracts	(1,703,822)	—	—	(1,703,822)
Total	37,580,749	855,401,204	—	892,981,953

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	565,485,216	565,485,216	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Managed Volatility Growth Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 58.3%
International 17.5%
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	3,005,652	$31,799,794
Variable Portfolio – DFA International Value Fund, Class 1 (a)	37,836,632	329,557,070
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	34,357,232	371,401,681
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	36,398,251	370,534,194
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	10,519,042	97,721,899
Total		1,201,014,638
U.S. Large Cap 31.0%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	13,792,091	213,087,799
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	12,578,559	229,810,282
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	8,287,897	97,880,069
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	13,301,614	454,117,093
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1 (a)(b)	5,652,264	95,636,311
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	7,052,811	113,620,779
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	5,541,507	103,626,191
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 (a)(b)	10,533,635	198,348,347
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	6,810,594	120,070,772
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	6,884,927	114,014,388
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	6,671,375	127,489,969
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	17,449,705	253,893,207
Total		2,121,595,207
U.S. Mid Cap —%
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	80,773	1,445,034
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	40,744	750,088
Total		2,195,122

		Shares	Value

Equity Funds (continued)
U.S. Small Cap 9.8%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 (a)(b)		16,336,026	$283,266,686
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)		6,329,613	107,603,430
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)		13,419,015	277,505,220
Total			668,375,336
Total Equity Funds (Cost: $4,210,827,289)			$3,993,180,303
Fixed-Income Funds 12.2%
High Yield 0.6%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)		5,305,949	42,712,893
Investment Grade 11.6%
Columbia Variable Portfolio – Core Bond Fund, Class 1 (a)		3,801,632	37,522,108
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 (a)		14,119,677	143,455,922
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)		4,509,899	42,663,644
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)		4,037,004	42,267,429
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)		13,455,085	145,584,018
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)		19,439,484	211,695,982
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 (a)		14,964,654	156,380,632
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)		1,333,461	13,547,965
Total			793,117,700
Total Fixed-Income Funds (Cost: $845,662,573)			$835,830,593

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(c) 0.7%
Aerospace & Defense —%
L-3 Communications Corp.
05/28/24	3.950%	$570,000	$546,429
Lockheed Martin Corp.
03/01/25	2.900%	104,000	100,757
Northrop Grumman Corp.
08/01/23	3.250%	600,000	598,771
Total			1,245,957

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Banking —%
Bank of America Corp.
04/01/24	4.000%	$330,000		$339,671
Bank of Nova Scotia (The)
06/11/18	1.700%		330,000	329,399
Goldman Sachs Group, Inc. (The)
01/23/25	3.500%		607,000	597,515
JPMorgan Chase & Co.
03/01/18	1.700%		215,000	214,548
Morgan Stanley
07/23/25	4.000%		440,000	449,677
Total				1,930,810
Cable and Satellite —%
NBCUniversal Media LLC
01/15/43	4.450%		260,000	258,923
Time Warner Cable, Inc.
09/15/42	4.500%		139,000	109,897
Total				368,820
Chemicals —%
Dow Chemical Co. (The)
10/01/44	4.625%		290,000	262,324
LYB International Finance BV
03/15/44	4.875%		295,000	279,489
Total				541,813
Consumer Products —%
Clorox Co. (The)
12/15/24	3.500%		455,000	456,389

Diversified Manufacturing —%
General Electric Co.
05/26/23	1.250%	EUR	585,000	647,606
United Technologies Corp.
05/22/23	1.250%	EUR	270,000	293,609
Total				941,215
Electric 0.2%
Appalachian Power Co.
05/15/44	4.400%		120,000	116,191
06/01/45	4.450%		170,000	165,024
Berkshire Hathaway Energy Co.
02/01/45	4.500%		336,000	333,062
CMS Energy Corp.
03/15/22	5.050%		130,000	142,870
03/01/44	4.875%		345,000	358,257
CenterPoint Energy Houston Electric LLC
04/01/44	4.500%		75,000	79,460
DTE Energy Co.
06/01/16	6.350%		55,000	56,970

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Electric (continued)
06/01/24	3.500%	$600,000	$609,080
DTE Energy Co. (d)
06/15/22	3.300%	570,000	583,252
Dominion Resources, Inc.
06/15/18	1.900%	435,000	434,585
10/01/25	3.900%	290,000	293,263
09/15/42	4.050%	605,000	548,175
Duke Energy Corp.
10/15/23	3.950%	1,373,000	1,433,332
Eversource Energy
05/01/18	1.450%	481,000	477,171
Indiana Michigan Power Co.
03/15/23	3.200%	300,000	300,331
Oncor Electric Delivery Co. LLC
09/30/17	5.000%	766,000	816,801
Oncor Electric Delivery Co. LLC (d)
04/01/45	3.750%	105,000	93,258
PPL Capital Funding, Inc.
06/01/23	3.400%	325,000	325,487
03/15/24	3.950%	620,000	637,234
PSEG Power LLC
11/15/18	2.450%	50,000	49,879
11/15/23	4.300%	165,000	169,069
Pacific Gas & Electric Co.
06/15/23	3.250%	241,000	242,624
02/15/24	3.750%	140,000	144,363
02/15/44	4.750%	415,000	436,769
Southern California Edison Co.
10/01/43	4.650%	65,000	70,204
02/01/45	3.600%	35,000	32,169
TransAlta Corp.
06/03/17	1.900%	430,000	427,735
11/25/20	5.000%	CAD	430,000	325,730
WEC Energy Group, Inc.
06/15/18	1.650%	180,000	180,396
06/15/25	3.550%	158,000	160,474
Xcel Energy, Inc.
05/15/20	4.700%	379,000	411,822
Total	10,455,037
Food and Beverage 0.1%
Anheuser-Busch InBev Finance, Inc.
01/17/23	2.625%	27,000	25,662
ConAgra Foods, Inc.
01/25/23	3.200%	235,000	225,475
01/25/43	4.650%	387,000	352,349
General Mills, Inc.
11/16/20	2.100%	EUR	440,000	513,992
Grupo Bimbo SAB de CV (d)
01/25/22	4.500%	150,000	155,025
06/27/44	4.875%	200,000	175,664
Heineken NV (d)
10/01/42	4.000%	150,000	135,907

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Food and Beverage (continued)
JM Smucker Co. (The) (d)
03/15/45	4.375%	$260,000		$249,666
Kraft Heinz Co. (The)
07/01/27	4.125%	GBP	260,000	406,471
Molson Coors Brewing Co.
05/01/42	5.000%		528,000	465,562
SABMiller Holdings, Inc. (d)
01/15/22	3.750%		1,090,000	1,117,709
Wm. Wrigley Jr., Co. (d)
10/21/19	2.900%		605,000	621,506
Total				4,444,988
Health Care —%
Becton Dickinson and Co.
12/15/44	4.685%		105,000	105,087
Express Scripts Holding Co.
05/15/16	3.125%		595,000	601,771
McKesson Corp.
12/04/15	0.950%		507,000	507,181
03/15/23	2.850%		100,000	96,941
Total				1,310,980
Healthcare Insurance —%
Cigna Corporation
03/15/21	4.500%		315,000	338,484
UnitedHealth Group, Inc.
03/15/22	2.875%		195,000	196,808
Total				535,292
Independent Energy 0.1%
Anadarko Petroleum Corp.
09/15/16	5.950%		475,000	493,629
Canadian Natural Resources Ltd.
08/15/16	6.000%		149,000	155,038
04/15/24	3.800%		635,000	587,224
Canadian Oil Sands Ltd. (d)
04/01/42	6.000%		125,000	90,448
Cimarex Energy Co.
05/01/22	5.875%		342,000	359,100
06/01/24	4.375%		201,000	195,699
Continental Resources, Inc.
09/15/22	5.000%		310,000	271,250
06/01/44	4.900%		132,000	94,369
EnCana Corp.
11/15/41	5.150%		71,000	56,022
Marathon Oil Corp.
11/01/15	0.900%		20,000	19,997
06/01/45	5.200%		250,000	210,862
Noble Energy, Inc.
11/15/43	5.250%		144,000	127,945

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Independent Energy (continued)
Woodside Finance Ltd. (d)
03/05/25	3.650%	$573,000	$519,484
Total			3,181,067
Integrated Energy —%
Cenovus Energy, Inc.
09/15/23	3.800%	76,000	71,462
09/15/42	4.450%	188,000	148,959
09/15/43	5.200%	190,000	165,769
Total			386,190
Life Insurance —%
Five Corners Funding Trust (d)
11/15/23	4.419%	1,035,000	1,085,986
Guardian Life Insurance Co. of America (The) (d)
06/19/64	4.875%	255,000	246,336
MetLife, Inc.
09/15/23	4.368%	227,000	243,882
Peachtree Corners Funding Trust (d)
02/15/25	3.976%	321,000	323,278
Teachers Insurance & Annuity Association of America (d)
09/15/44	4.900%	520,000	537,748
Total			2,437,230
Media and Entertainment 0.1%
21st Century Fox America, Inc.
09/15/44	4.750%	350,000	344,534
Scripps Networks Interactive, Inc.
11/15/24	3.900%	688,000	675,124
06/15/25	3.950%	278,000	269,101
Sky PLC (d)
11/26/22	3.125%	835,000	809,624
Thomson Reuters Corp.
05/23/16	0.875%	238,000	237,791
05/23/43	4.500%	365,000	338,533
Time Warner, Inc.
03/29/41	6.250%	215,000	247,622
Total			2,922,329
Metals —%
Barrick Gold Corp.
04/01/42	5.250%	175,000	137,016
Newmont Mining Corp.
03/15/42	4.875%	136,000	105,025
Teck Resources Ltd.
03/01/42	5.200%	122,000	67,405
Total			309,446
Midstream 0.1%
Columbia Pipeline Group, Inc. (d)
06/01/45	5.800%	385,000	367,625

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Midstream (continued)
Energy Transfer Partners LP
02/01/43	5.150%	$27,000	$21,261
Enterprise Products Operating LLC
05/07/18	1.650%	170,000	168,841
02/15/45	5.100%	245,000	223,631
05/15/46	4.900%	163,000	147,613
Kinder Morgan Energy Partners LP
09/01/22	3.950%	140,000	131,468
02/15/23	3.450%	681,000	604,179
05/01/24	4.300%	235,000	214,539
03/01/43	5.000%	190,000	148,490
NiSource Finance Corp.
02/15/43	5.250%	195,000	211,924
Plains All American Pipeline LP/Finance Corp.
01/31/23	2.850%	616,000	565,108
10/15/23	3.850%	320,000	309,695
10/15/25	4.650%	345,000	346,280
Southern Natural Gas Co. LLC (d)
04/01/17	5.900%	101,000	106,373
Williams Partners LP
09/15/45	5.100%	540,000	413,057
Total			3,980,084
Natural Gas —%
Sempra Energy
04/01/17	2.300%	245,000	247,710
06/15/24	3.550%	920,000	925,917
Total			1,173,627
Oil Field Services —%
Noble Holding International Ltd.
03/15/42	5.250%	377,000	240,908
Pharmaceuticals —%
AbbVie, Inc.
11/06/15	1.200%	200,000	200,102
11/06/17	1.750%	115,000	115,342
05/14/20	2.500%	330,000	328,177
Amgen, Inc.
06/15/16	2.300%	475,000	479,360
05/15/43	5.375%	170,000	181,250
Total			1,304,231
Property & Casualty —%
ACE INA Holdings, Inc.
05/15/24	3.350%	164,000	164,126
03/15/25	3.150%	85,000	82,897
Alleghany Corp.
09/15/44	4.900%	165,000	160,272
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	555,000	547,173
CNA Financial Corp.
05/15/24	3.950%	147,000	147,986

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Property & Casualty (continued)
Liberty Mutual Group, Inc. (d)
05/01/22	4.950%	$280,000		$302,733
06/15/23	4.250%		410,000	424,033
Loews Corp.
05/15/43	4.125%		70,000	64,221
Total				1,893,441
Railroads —%
Burlington Northern Santa Fe LLC
04/01/45	4.150%		60,000	55,901
Canadian Pacific Railway Co.
08/01/45	4.800%		167,000	167,302
Total				223,203
Refining —%
Marathon Petroleum Corp.
03/01/16	3.500%		315,000	318,197
09/15/44	4.750%		205,000	182,207
Phillips 66
05/01/17	2.950%		305,000	312,028
Valero Energy Corp.
03/15/45	4.900%		25,000	22,255
Total				834,687
Restaurants —%
Yum! Brands, Inc.
11/01/23	3.875%		505,000	505,673
11/01/43	5.350%		14,000	13,444
Total				519,117
Retailers —%
CVS Health Corp.
07/20/45	5.125%		145,000	155,868
Technology —%
Apple, Inc.
02/09/45	3.450%		249,000	210,798
05/13/45	4.375%		150,000	148,503
Corning, Inc.
05/15/22	2.900%		141,000	141,328
Hewlett Packard Enterprise Co. (d)(e)
10/15/45	6.350%		345,000	344,765
International Business Machine Corp.
11/19/19	1.375%	EUR	466,000	538,072
Oracle Corp.
01/10/21	2.250%	EUR	349,000	414,580
07/08/44	4.500%		65,000	65,694
05/15/45	4.125%		277,000	261,374
Total				2,125,114

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (c) (continued)
Transportation Services —%
Avinor AS
04/29/25	1.000%	EUR $	200,000	$214,190
ERAC U.S.A. Finance LLC (d)
02/15/45	4.500%	370,000		342,179
Heathrow Funding Ltd.
02/15/25	5.225%	GBP	233,000	402,229
Total				958,598
Wireless —%
CC Holdings GS V LLC/Crown Castle GS III Corp.
12/15/17	2.381%	128,000		128,896
Rogers Communications, Inc.
03/15/23	3.000%	767,000		737,918
10/01/23	4.100%	46,000		47,464
Total				914,278
Wirelines 0.1%
AT&T, Inc.
08/15/16	2.400%	640,000		647,149
06/15/45	4.350%	1,294,000		1,110,679
Orange SA
02/21/17	4.750%	EUR	163,000	193,035
Verizon Communications, Inc.
03/15/24	4.150%	187,000		193,429
11/01/42	3.850%	1,120,000		932,454
Total				3,076,746
Total Corporate Bonds & Notes (Cost: $50,492,481)				$48,867,465
Residential Mortgage-Backed Securities - Agency 2.8%
Federal National Mortgage Association (e)
10/19/30	2.500%	5,000,000		5,097,344
10/19/30	3.000%	5,000,000		5,206,640
10/19/30-10/14/45	3.500%	151,275,000		158,523,613
10/14/45	4.000%	23,000,000		24,533,640
Total Residential Mortgage-Backed Securities - Agency (Cost: $192,530,071)				$193,361,237

	Shares	Value

Exchange-Traded Funds 3.5%
SPDR S&P 500 ETF Trust	1,038,300	$198,969,429
iShares MSCI EAFE ETF	115	6,592
iShares Russell 2000 ETF	400,000	43,680,000
Total Exchange-Traded Funds (Cost: $244,414,879)		$242,656,021

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value

Options Purchased Puts 2.0%
S&P 500 Index
	9,642	1,800.00	12/16/16	$133,541,700
Total Options Purchased Puts (Cost: $137,149,208)				$133,541,700

	Shares	Value

Money Market Funds 21.8%
Columbia Short-Term Cash Fund, 0.169% (a)(f)	1,494,274,287	$1,494,274,287
Total Money Market Funds (Cost: $1,494,274,287)		$1,494,274,287
Total Investments (Cost: $7,175,350,788)		$6,941,711,606(g)
Other Assets & Liabilities, Net		(86,891,536)
Net Assets		$6,854,820,070

At September 30, 2015, cash totaling $85,150,869 was pledged as collateral.

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at September 30, 2015

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered	10/27/2015	535,000	GBP	826,726	USD	17,503	—
State Street	10/27/2015	465,000	CAD	351,040	USD	2,640	—
UBS	10/27/2015	2,542,000	EUR	2,848,998	USD	7,465	—
Total						27,608	—

Futures Contracts Outstanding at September 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
10YR MINI JGB FUT	4	JPY	494,144	12/2015	1,996	—
BP CURRENCY FUT	275	USD	25,975,469	12/2015	—	(471,955)
CAN 10YR BOND FUT	7	CAD	743,747	12/2015	—	(11,046)
DAX INDEX FUTURE	21	EUR	5,666,599	12/2015	—	(280,710)
EURO BUXL 30Y BND	2	EUR	348,048	12/2015	8,609	—
EURO FX CURR FUT	850	USD	118,776,875	12/2015	—	(259,314)
EURO STOXX 50	2,064	EUR	71,288,127	12/2015	—	(2,085,191)
EURO-BOBL FUTURE	16	EUR	2,306,670	12/2015	8,007	—
EURO-BUND FUTURE	10	EUR	1,745,266	12/2015	25,719	—
EURO-SCHATZ FUT	11	EUR	1,368,647	12/2015	837	—
FTSE/MIB IDX FUT	56	EUR	6,645,086	12/2015	—	(75,328)
HANG SENG IDX FUT	39	HKD	5,231,502	10/2015	—	(126,174)
JPN YEN CURR FUT	1,000	USD	104,287,500	12/2015	—	(68,335)
LONG GILT FUTURE	14	GBP	2,521,511	12/2015	26,207	—
mini MSCI EAFE	15	USD	1,237,125	12/2015	—	(44,734)
Russell 2000 Mini	587	USD	64,329,330	12/2015	—	(831,317)
S&P 500 FUTURE	190	USD	90,663,250	12/2015	—	(1,967,166)
S&P500 EMINI FUT	6,780	USD	647,049,300	12/2015	—	(14,051,280)
SPI 200 FUTURES	55	AUD	4,832,320	12/2015	—	(45,253)
TOPIX INDX FUTR	909	JPY	106,952,320	12/2015	—	(3,361,657)
US 5YR NOTE (CBT)	4,456	USD	537,017,646	12/2015	3,041,713	—
US 5YR NOTE (CBT)	44	USD	5,302,688	12/2015	5,088	—
US 5YR NOTE (CBT)	2,552	USD	307,555,888	12/2015	1,845,825	—
US LONG BOND(CBT)	136	USD	21,398,750	12/2015	265,398	—
US LONG BOND(CBT)	350	USD	55,070,312	12/2015	747,281	—
US ULTRA BOND CBT	183	USD	29,354,344	12/2015	209,666	—
US ULTRA BOND CBT	1,102	USD	176,767,687	12/2015	881,441	—
US ULTRA BOND CBT	13	USD	2,085,281	12/2015	—	(14,306)
Total			2,397,015,432		7,067,787	(23,693,766)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P/TSX 60 IX FUT	(583)	CAD	(68,151,368)	12/2015	1,269,341	—
S&P500 EMINI FUT	(890)	USD	(84,937,150)	12/2015	—	(435,623)
S&P500 EMINI FUT	(250)	USD	(23,858,750)	12/2015	—	(362,382)
US 10YR NOTE (CBT)	(78)	USD	(10,041,282)	12/2015	—	(6,737)
US 2YR NOTE (CBT)	(5)	USD	(1,095,156)	12/2015	148	—
US 2YR NOTE (CBT)	(2,460)	USD	(538,816,875)	12/2015	—	(696,303)
US LONG BOND(CBT)	(68)	USD	(10,699,375)	12/2015	142,270	—
Total			(737,599,956)		1,411,759	(1,501,045)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,142,018,803	1,954,052,968	(1,601,797,484)	—	1,494,274,287	—	1,241,807	1,494,274,287
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	209,873,737	24,390,186	(37,618,072)	1,097,747	197,743,598	—	—	213,087,799
Columbia Variable Portfolio – Core Bond Fund, Class 1	6,010,000	32,074,126	—	—	38,084,126	—	754,178	37,522,108

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	193,332,498	41,252,975	(1)	—	234,585,472	—	—	229,810,282
Columbia Variable Portfolio – Emerging Markets Fund, Class 1	82,115,627	10,087,299	(93,388,502)	1,185,576	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund, Class 1	52,007,690	1,569,784	(52,457,098)	(1,120,376)	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	79,258,307	10,945,431	(45,487,320)	1,503,939	46,220,357	389,582	4,065,289	42,712,893
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1	74,011,912	70,528,164	(42,953)	(4,138)	144,492,985	430,274	2,072,724	143,455,922
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	97,522,250	12,295,464	(27,056,046)	1,895,095	84,656,763	—	—	97,880,069
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	160,961,212	304,392,215	(91,955)	(1,805)	465,259,667	—	—	454,117,093
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	75,060,551	8,386,272	(36,137,204)	(1,119,257)	46,190,362	—	2,394,989	42,663,644
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1	36,621,673	—	(42,980,429)	6,358,756	—	—	—	—
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1	104,508,440	12,693,458	(24,164,125)	606,811	93,644,584	397,994	—	95,636,311
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	149,953,423	18,819,591	(58,886,500)	2,128,950	112,015,464	—	—	113,620,779
Columbia Variable Portfolio – Strategic Income Fund, Class 1	29,785,595	1,427,076	(31,991,148)	778,477	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund, Class 1	73,446,872	243,896,165	—	—	317,343,037	—	—	283,266,686
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	40,964,575	4,667,203	(3,798,790)	58,224	41,891,212	96,036	1,242,678	42,267,429
Variable Portfolio – American Century Diversified Bond Fund, Class 1	73,403,543	73,807,081	(42,954)	(652)	147,167,018	632,243	3,227,869	145,584,018
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1	63,523,283	2,140,615	(68,794,728)	3,130,830	—	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	105,864,686	5,685,634	(65,926,079)	(6,488,143)	39,136,098	4,866,827	818,807	31,799,794
Variable Portfolio – DFA International Value Fund, Class 1	178,652,077	224,624,386	(667,102)	(234,889)	402,374,472	5,321,760	4,863,419	329,557,070
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	31,651,206	1,774,596	(32,420,612)	(1,005,190)	—	—	704,289	—

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	97,568,858	12,295,464	(15,447,215)	410,608	94,827,715	—	—	103,626,191
Variable Portfolio – Invesco International Growth Fund, Class 1	175,385,545	262,773,246	(667,104)	(192,389)	437,299,298	17,487,353	3,262,552	371,401,681
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	74,181,505	137,806,725	(42,953)	(388)	211,944,889	556,798	3,922,316	211,695,982
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	99,021,910	—	(119,157,665)	21,313,469	1,177,714	—	—	1,445,034
Variable Portfolio – Loomis Sayles Growth Fund, Class 1	64,722,888	130,516,553	(61,387)	(1,375)	195,176,679	—	—	198,348,347
Variable Portfolio – MFS Value Fund, Class 1	219,229,736	27,100,206	(147,163,846)	11,297,781	110,463,877	—	—	120,070,772
Variable Portfolio – Mondrian International Small Cap Fund, Class 1	106,878,369	23,516,736	(100,285,385)	(30,109,720)	—	22,565,559	951,177	—
Variable Portfolio – NFJ Dividend Value Fund, Class 1	193,770,601	24,390,186	(106,544,984)	2,232,134	113,847,937	—	—	114,014,388
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	98,667,916	20,534,125	(61,387)	(2,322)	119,138,332	—	—	127,489,969
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	99,587,502	11,829,457	(59,061)	(2,853)	111,355,045	—	—	107,603,430
Variable Portfolio – Partners Small Cap Value Fund, Class 1	232,606,726	64,419,420	(139,597)	(4,319)	296,882,230	—	—	277,505,220
Variable Portfolio – Pyramis® International Equity Fund, Class 1	182,639,837	247,416,014	(667,103)	(184,597)	429,204,151	9,288,980	3,958,327	370,534,194
Variable Portfolio – Pyrford International Equity Fund, Class 1	168,268,437	33,233,512	(91,833,084)	(1,599,164)	108,069,701	—	3,173,339	97,721,899
Variable Portfolio – Sit Dividend Growth Fund, Class 1	210,203,886	35,985,116	(121,521)	(2,493)	246,064,988	—	—	253,893,207
Variable Portfolio – TCW Core Plus Bond Fund, Class 1	20,162,562	135,943,938	(79,417)	(1,458)	156,025,625	62,018	1,148,403	156,380,632
Variable Portfolio – Victory Established Value Fund, Class 1	83,628,305	—	(101,328,322)	18,260,484	560,467	—	—	750,088
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1	—	13,645,999	—	—	13,645,999	—	136,187	13,547,965
Total	5,187,072,543	4,240,917,386	(2,907,409,133)	30,183,353	6,550,764,149	62,095,424	37,938,350	6,323,285,183

(b)	Non-income producing investment.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of these securities amounted to $8,632,599 or 0.13% of net assets.

(e)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(f)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	—	3,993,180,303	—	3,993,180,303
Fixed-Income Funds	—	835,830,593	—	835,830,593
Corporate Bonds & Notes	—	48,867,465	—	48,867,465
Residential Mortgage-Backed Securities - Agency	—	193,361,237	—	193,361,237
Exchange-Traded Funds	242,656,021	—	—	242,656,021
Options Purchased Puts	133,541,700	—	—	133,541,700
Money Market Funds	—	1,494,274,287	—	1,494,274,287
Total Investments	376,197,721	6,565,513,885	—	6,941,711,606
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	27,608	—	27,608
Futures Contracts	8,479,546	—	—	8,479,546
Liabilities
Futures Contracts	(25,194,811)	—	—	(25,194,811)
Total	359,482,456	6,565,541,493	—	6,925,023,949

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	4,965,475,159	4,965,475,159	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Select Large Cap Growth Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.4%

CONSUMER DISCRETIONARY 15.4%
Automobiles 3.3%
Tesla Motors, Inc. (a)	28,992	$7,201,613
Internet & Catalog Retail 7.6%
Amazon.com, Inc. (a)	15,986	8,183,073
Priceline Group, Inc. (The) (a)	6,821	8,436,622
Total		16,619,695
Textiles, Apparel & Luxury Goods 4.5%
Nike, Inc., Class B	79,566	9,784,231
TOTAL CONSUMER DISCRETIONARY		33,605,539
CONSUMER STAPLES 8.1%
Beverages 4.8%
Monster Beverage Corp. (a)	77,937	10,532,406
Food & Staples Retailing 3.3%
CVS Health Corp.	75,482	7,282,503
TOTAL CONSUMER STAPLES		17,814,909
FINANCIALS 2.7%
Diversified Financial Services 2.7%
Intercontinental Exchange, Inc.	25,306	5,946,657
TOTAL FINANCIALS		5,946,657
HEALTH CARE 29.6%
Biotechnology 17.2%
Alexion Pharmaceuticals, Inc. (a)	62,814	9,823,481
Biogen, Inc. (a)	23,955	6,990,309
Celgene Corp. (a)	71,195	7,701,163
Intercept Pharmaceuticals, Inc. (a)	26,275	4,357,972
Vertex Pharmaceuticals, Inc. (a)	83,832	8,730,264
Total		37,603,189
Health Care Equipment & Supplies 2.0%
DexCom, Inc. (a)	50,410	4,328,203
Life Sciences Tools & Services 3.3%
Illumina, Inc. (a)	41,593	7,312,881

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals 7.1%
Bristol-Myers Squibb Co.	150,640	$8,917,888
Novo Nordisk A/S, ADR	120,824	6,553,494
Total		15,471,382
TOTAL HEALTH CARE		64,715,655
INDUSTRIALS 2.2%
Electrical Equipment 2.2%
Acuity Brands, Inc.	27,140	4,765,241
TOTAL INDUSTRIALS		4,765,241
INFORMATION TECHNOLOGY 41.4%
Electronic Equipment, Instruments & Components 2.6%
Fitbit, Inc., Class A (a)	150,669	5,678,714
Internet Software & Services 15.1%
Alibaba Group Holding Ltd., ADR (a)	132,313	7,802,498
Facebook, Inc., Class A (a)	110,514	9,935,208
LinkedIn Corp., Class A (a)	47,267	8,986,875
MercadoLibre, Inc.	68,546	6,241,799
Total		32,966,380
IT Services 8.4%
Cognizant Technology Solutions Corp., Class A (a)	138,428	8,666,977
Visa, Inc., Class A	138,816	9,669,923
Total		18,336,900
Semiconductors & Semiconductor Equipment 2.2%
Skyworks Solutions, Inc.	57,700	4,858,917
Software 13.1%
Adobe Systems, Inc. (a)	68,210	5,608,226
Mobileye NV (a)	176,667	8,034,815
ServiceNow, Inc. (a)	97,817	6,793,391
Splunk, Inc. (a)	147,154	8,144,974
Total		28,581,406
TOTAL INFORMATION TECHNOLOGY		90,422,317
Total Common Stocks (Cost: $211,820,368)		$217,270,318

	Shares	Value

Money Market Funds 1.0%
Columbia Short-Term Cash Fund, 0.169% (b)(c)	2,076,420	$2,076,420
Total Money Market Funds (Cost: $2,076,420)		$2,076,420

Total Investments
(Cost: $213,896,788) (d)	$219,346,738(e)
Other Assets & Liabilities, Net	(830,889)
Net Assets	$218,515,849

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends –Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,786,376	79,810,514	(81,520,470)	2,076,420	5,624	2,076,420

(d)

At September 30, 2015, the cost of securities for federal income tax purposes was approximately $213,897,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$17,678,000
Unrealized Depreciation	(12,228,000)
Net Unrealized Appreciation	$5,450,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	33,605,539	—	—	33,605,539
Consumer Staples	17,814,909	—	—	17,814,909
Financials	5,946,657	—	—	5,946,657
Health Care	64,715,655	—	—	64,715,655
Industrials	4,765,241	—	—	4,765,241
Information Technology	90,422,317	—	—	90,422,317
Total Common Stocks	217,270,318	—	—	217,270,318
Money Market Funds	—	2,076,420	—	2,076,420
Total Investments	217,270,318	2,076,420	—	219,346,738

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	$3,786,376	$3,786,376	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Small Cap Value Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.9%

CONSUMER DISCRETIONARY 11.7%

Auto Components 2.7%

Cooper Tire & Rubber Co.	86,710	$3,425,912
Dana Holding Corp.	170,316	2,704,618
Fuel Systems Solutions, Inc. (a)	151,888	733,619
Gentherm, Inc. (a)	43,099	1,936,007
Total		8,800,156

Automobiles 0.4%

Winnebago Industries, Inc.	63,929	1,224,240

Distributors 0.2%
VOXX International Corp. (a)	89,989	667,718

Diversified Consumer Services 0.8%

K12, Inc. (a)	72,025	895,991
Steiner Leisure Ltd. (a)	22,448	1,418,265
Universal Technical Institute, Inc.	106,469	373,706
Total		2,687,962

Hotels, Restaurants & Leisure 0.3%

Ignite Restaurant Group, Inc. (a)	181,306	877,521

Household Durables 1.7%

Cavco Industries, Inc. (a)	18,477	1,258,099
Ethan Allen Interiors, Inc.	61,280	1,618,405
Hooker Furniture Corp.	55,634	1,309,624
Lifetime Brands, Inc.	14,978	209,393
UCP, Inc., Class A (a)	194,607	1,305,813
Total		5,701,334

Internet & Catalog Retail 0.4%

Lands’ End, Inc. (a)	46,424	1,253,912

Leisure Products 0.9%

Johnson Outdoors, Inc., Class A	22,011	464,432
Malibu Boats, Inc., Class A (a)	60,539	846,335
Smith & Wesson Holding Corp. (a)	106,600	1,798,342
Total		3,109,109

Media 0.6%

AMC Entertainment Holdings, Inc., Class A	81,407	2,050,642

Multiline Retail 0.2%

Tuesday Morning Corp. (a)	151,367	818,896

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)

Specialty Retail 1.8%

Aaron’s, Inc.	67,588	$2,440,603
Citi Trends, Inc.	64,218	1,501,417
Haverty Furniture Companies, Inc.	52,242	1,226,642
Select Comfort Corp. (a)	39,670	867,979
Total		6,036,641

Textiles, Apparel & Luxury Goods 1.7%

Deckers Outdoor Corp. (a)	35,917	2,085,341
G-III Apparel Group Ltd. (a)	20,320	1,252,932
Steven Madden Ltd. (a)	57,568	2,108,140
Total		5,446,413
TOTAL CONSUMER DISCRETIONARY		38,674,544

CONSUMER STAPLES 2.5%

Food & Staples Retailing 0.4%

Andersons, Inc. (The)	42,475	1,446,698

Food Products 1.6%

Fresh Del Monte Produce, Inc.	81,789	3,231,484
John B. Sanfilippo & Son, Inc.	28,305	1,450,914
Sanderson Farms, Inc.	9,137	626,524
Total		5,308,922

Personal Products 0.5%

Inter Parfums, Inc.	59,192	1,468,554

TOTAL CONSUMER STAPLES		8,224,174

ENERGY 6.1%

Energy Equipment & Services 1.2%

Aspen Aerogels, Inc. (a)	102,610	769,575
CARBO Ceramics, Inc.	35,330	670,917
Dawson Geophysical Co. (a)	172,457	657,061
Geospace Technologies Corp. (a)	64,070	884,807
Natural Gas Services Group, Inc. (a)	52,430	1,011,899
Total		3,994,259

Oil, Gas & Consumable Fuels 4.9%

Callon Petroleum Co. (a)	208,902	1,522,896
Clayton Williams Energy, Inc. (a)	36,266	1,407,483
Contango Oil & Gas Co. (a)	99,992	759,939
Eclipse Resources Corp. (a)	239,490	467,005
Halcon Resources Corp. (a)	1,012,660	536,710
Jones Energy, Inc., Class A (a)	105,354	504,646
Matador Resources Co. (a)	79,990	1,658,993
Parsley Energy, Inc., Class A (a)	87,370	1,316,666

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (CONTINUED)

Oil, Gas & Consumable Fuels (continued)

Peabody Energy Corp.	112,380	$155,084
Penn Virginia Corp. (a)	664,500	352,185
SM Energy Co.	42,220	1,352,729
Stone Energy Corp. (a)	208,386	1,033,594
Synergy Resources Corp. (a)	171,918	1,684,796
W&T Offshore, Inc.	296,957	890,871
World Fuel Services Corp.	25,617	917,089
WPX Energy, Inc. (a)	241,030	1,595,619
Total		16,156,305
TOTAL ENERGY		20,150,564

FINANCIALS 43.2%

Banks 19.2%

Ameris Bancorp	64,588	1,856,905
BancFirst Corp.	40,712	2,568,927
BankUnited, Inc.	80,623	2,882,272
Banner Corp.	59,110	2,823,685
Bridge Bancorp, Inc.	28,840	770,316
Capital City Bank Group, Inc.	111,593	1,664,968
Cascade Bancorp (a)	373,708	2,021,760
Centerstate Banks, Inc.	118,473	1,741,553
Chemical Financial Corp.	45,539	1,473,187
Columbia Banking System, Inc.	95,049	2,966,479
Community Trust Bancorp, Inc.	57,037	2,025,384
FCB Financial Holdings, Inc., Class A (a)	79,959	2,608,263
First Citizens BancShares Inc., Class A	12,908	2,917,208
First Financial Corp.	56,369	1,823,537
First NBC Bank Holding Co. (a)	29,913	1,048,151
First Niagara Financial Group, Inc.	411,100	4,197,331
First of Long Island Corp. (The)	28,230	763,057
FirstMerit Corp.	118,460	2,093,188
Heritage Financial Corp.	38,296	720,731
Investors Bancorp, Inc.	275,854	3,404,038
Merchants Bancshares, Inc.	68,999	2,028,571
National Bank Holdings Corp., Class A	143,710	2,950,366
Northrim BanCorp, Inc.	99,170	2,868,988
Sterling Bancorp	201,978	3,003,413
Synovus Financial Corp.	94,340	2,792,464
Towne Bank	112,856	2,127,336
Union Bankshares Corp.	74,550	1,789,200
Wintrust Financial Corp.	62,577	3,343,489
Total		63,274,767

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Capital Markets 0.4%

INTL FCStone, Inc. (a)	49,745	$1,228,204

Consumer Finance 0.8%

Cash America International, Inc.	62,263	1,741,496
Enova International, Inc. (a)	90,657	926,515
Total		2,668,011

Diversified Financial Services 0.3%

Pico Holdings, Inc. (a)	126,416	1,223,707

Insurance 7.9%

Argo Group International Holdings Ltd.	51,026	2,887,561
Baldwin & Lyons, Inc., Class B	72,028	1,563,008
EMC Insurance Group, Inc.	74,501	1,729,168
Employers Holdings, Inc.	78,745	1,755,226
FBL Financial Group, Inc., Class A	38,959	2,396,758
Hanover Insurance Group, Inc. (The)	35,645	2,769,616
Heritage Insurance Holdings, Inc. (a)	81,490	1,607,798
Horace Mann Educators Corp.	65,230	2,166,941
National Western Life Insurance Co., Class A	9,096	2,025,679
Navigators Group, Inc. (The) (a)	29,820	2,325,364
Safety Insurance Group, Inc.	31,214	1,690,238
Symetra Financial Corp.	38,216	1,209,154
United Fire Group, Inc.	56,890	1,993,994
Total		26,120,505

Real Estate Investment Trusts (REITs) 8.5%

Altisource Residential Corp.	211,718	2,947,115
Chesapeake Lodging Trust	126,073	3,285,462
Cousins Properties, Inc.	330,041	3,042,978
EastGroup Properties, Inc.	41,579	2,252,750
Getty Realty Corp.	132,658	2,095,996
LaSalle Hotel Properties	46,170	1,310,766
Lexington Realty Trust	149,400	1,210,140
National Health Investors, Inc.	17,357	997,854
Potlatch Corp.	52,347	1,507,070
Resource Capital Corp.	126,367	1,411,519
Rexford Industrial Realty, Inc.	158,172	2,181,192
Sunstone Hotel Investors, Inc.	268,941	3,558,090
Terreno Realty Corp.	115,907	2,276,414
Total		28,077,346

Thrifts & Mortgage Finance 6.1%

Astoria Financial Corp.	169,200	2,724,120
Bank Mutual Corp.	238,478	1,831,511
BankFinancial Corp.	92,008	1,143,659

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Thrifts & Mortgage Finance (continued)

Brookline Bancorp, Inc.	230,061	$2,332,819
HomeStreet, Inc. (a)	97,355	2,248,901
Radian Group, Inc.	186,300	2,964,033
Washington Federal, Inc.	155,895	3,546,611
Westfield Financial, Inc.	174,651	1,336,080
WSFS Financial Corp.	66,295	1,909,959
Total		20,037,693
TOTAL FINANCIALS		142,630,233

HEALTH CARE 3.2%

Biotechnology 0.7%

ARIAD Pharmaceuticals, Inc. (a)	133,370	778,881
Dynavax Technologies Corp. (a)	30,004	736,298
Infinity Pharmaceuticals, Inc. (a)	80,322	678,721
Total		2,193,900

Health Care Equipment & Supplies 0.4%

Masimo Corp. (a)	36,184	1,395,255

Health Care Providers & Services 1.6%

Chemed Corp.	13,863	1,850,295
Ensign Group, Inc. (The)	23,092	984,412
Molina Healthcare, Inc. (a)	13,040	897,804
Owens & Minor, Inc.	50,340	1,607,859
Total		5,340,370

Pharmaceuticals 0.5%

Flex Pharma, Inc. (a)	75,150	902,552
Supernus Pharmaceuticals, Inc. (a)	48,382	678,799
Total		1,581,351
TOTAL HEALTH CARE		10,510,876

INDUSTRIALS 10.3%

Aerospace & Defense 0.3%

KEYW Holding Corp. (The) (a)	140,301	862,851

Building Products 1.6%
Simpson Manufacturing Co., Inc.	72,430	2,425,681
Universal Forest Products, Inc.	47,090	2,716,151
Total		5,141,832

Commercial Services & Supplies 0.9%

Unifirst Corp.	27,733	2,962,162

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Electrical Equipment 0.9%

EnerSys	30,388	$1,628,189
General Cable Corp.	114,178	1,358,718
Total		2,986,907

Machinery 5.3%

Albany International Corp., Class A	59,375	1,698,719
Altra Industrial Motion Corp.	67,437	1,559,143
Dynamic Materials Corp.	143,028	1,364,487
EnPro Industries, Inc.	25,206	987,319
FreightCar America, Inc.	40,797	700,077
Gorman-Rupp Co.	41,026	983,393
Hardinge, Inc.	58,840	540,151
Kadant, Inc.	26,246	1,023,857
LB Foster Co., Class A	77,166	947,599
Lydall, Inc. (a)	43,068	1,227,007
Mueller Industries, Inc.	80,318	2,375,806
Standex International Corp.	28,890	2,176,862
Twin Disc, Inc.	37,015	459,356
Wabash National Corp. (a)	132,190	1,399,892
Total		17,443,668

Professional Services 0.5%

TrueBlue, Inc. (a)	69,380	1,558,968

Road & Rail 0.6%

Werner Enterprises, Inc.	81,898	2,055,640

Trading Companies & Distributors 0.2%

Houston Wire & Cable Co.	120,506	764,008
TOTAL INDUSTRIALS		33,776,036

INFORMATION TECHNOLOGY 13.6%

Communications Equipment 2.3%

Alliance Fiber Optic Products, Inc.	84,374	1,441,952
Comtech Telecommunications Corp.	50,236	1,035,364
Digi International, Inc. (a)	108,780	1,282,516
Plantronics, Inc.	42,580	2,165,193
Polycom, Inc. (a)	161,470	1,692,206
Total		7,617,231

Electronic Equipment, Instruments & Components 2.5%

AVX Corp.	151,232	1,979,627
GSI Group, Inc. (a)	88,045	1,120,813
MTS Systems Corp.	22,309	1,340,994
OSI Systems, Inc. (a)	32,710	2,517,361

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Electronic Equipment, Instruments & Components (continued)

Vishay Intertechnology, Inc.	138,410	$1,341,193
Total		8,299,988

Internet Software & Services 1.5%

j2 Global, Inc.	33,566	2,378,151
RetailMeNot, Inc. (a)	105,690	870,886
WebMD Health Corp. (a)	43,260	1,723,478
Total		4,972,515

IT Services 1.8%

Higher One Holdings, Inc. (a)	294,930	581,012
Lionbridge Technologies, Inc. (a)	237,791	1,174,688
Mantech International Corp., Class A	84,520	2,172,164
TeleTech Holdings, Inc.	81,180	2,174,812
Total		6,102,676

Semiconductors & Semiconductor Equipment 3.1%

Cypress Semiconductor Corp.	235,040	2,002,541
Entegris, Inc. (a)	166,320	2,193,761
IXYS Corp.	147,111	1,641,759
M/A-COM Technology Solutions Holdings, Inc. (a)	49,891	1,446,340
Silicon Laboratories, Inc. (a)	47,830	1,986,858
SunEdison Semiconductor Ltd. (a)	87,330	920,458
Total		10,191,717

Software 2.0%

ePlus, Inc. (a)	19,701	1,557,758
Mentor Graphics Corp.	143,230	3,527,755
Silver Spring Networks, Inc. (a)	109,210	1,406,625
Total		6,492,138

Technology Hardware, Storage & Peripherals 0.4%

Stratasys Ltd. (a)	46,964	1,244,076
TOTAL INFORMATION TECHNOLOGY		44,920,341

MATERIALS 3.1%

Chemicals 1.8%

Axiall Corp.	89,130	1,398,450
Flotek Industries, Inc. (a)	95,029	1,586,984
Intrepid Potash, Inc. (a)	131,291	727,352
LSB Industries, Inc. (a)	36,728	562,673
Tronox Ltd., Class A	418,673	1,829,601
Total		6,105,060

Containers & Packaging 0.3%

Greif, Inc., Class A	27,629	881,641

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS (CONTINUED)

Metals & Mining 1.0%

Commercial Metals Co.	144,060	$1,952,013
Olympic Steel, Inc.	68,324	679,824
Universal Stainless & Alloy Products, Inc. (a)	63,810	675,110
Total		3,306,947
TOTAL MATERIALS		10,293,648

TELECOMMUNICATION SERVICES 1.1%

Diversified Telecommunication Services 0.3%

magicJack VocalTec Ltd. (a)	101,581	905,087

Wireless Telecommunication Services 0.8%

Shenandoah Telecommunications Co.	60,837	2,604,432
TOTAL TELECOMMUNICATION SERVICES		3,509,519

UTILITIES 4.1%

Electric Utilities 2.5%

IDACORP, Inc.	63,630	4,117,497
MGE Energy, Inc.	24,060	991,031
Portland General Electric Co.	85,585	3,164,078
Total		8,272,606

Gas Utilities 1.2%

Southwest Gas Corp.	66,441	3,874,839

Multi-Utilities 0.4%

Vectren Corp.	29,535	1,240,765
TOTAL UTILITIES		13,388,210

Total Common Stocks (Cost: $335,182,438)		$326,078,145

	Shares	Value

Exchange-Traded Funds 0.3%

iShares Russell 2000 Value ETF	11,690	$1,053,269

Total Exchange-Traded Funds (Cost: $1,132,550)		$1,053,269

	Shares	Value

Money Market Funds 0.3%

Columbia Short-Term Cash Fund, 0.169% (b)(c)	978,408	$978,408

Total Money Market Funds (Cost: $978,408)		$978,408

Total Investments (Cost: $337,293,396) (d)	$328,109,822(e)
Other Assets & Liabilities, Net	1,798,875
Net Assets	$329,908,697

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	8,307,503	75,337,443	(82,666,538)	978,408	6,677	978,408

(d)

At September 30, 2015, the cost of securities for federal income tax purposes was approximately $337,293,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$39,815,000
Unrealized Depreciation	(48,998,000)
Net Unrealized Depreciation	$(9,183,000)

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	38,674,544	—	—	38,674,544
Consumer Staples	8,224,174	—	—	8,224,174
Energy	20,150,564	—	—	20,150,564
Financials	142,630,233	—	—	142,630,233
Health Care	10,510,876	—	—	10,510,876
Industrials	33,776,036	—	—	33,776,036
Information Technology	44,920,341	—	—	44,920,341
Materials	10,293,648	—	—	10,293,648
Telecommunication Services	3,509,519	—	—	3,509,519
Utilities	13,388,210	—	—	13,388,210
Total Common Stocks	326,078,145	—	—	326,078,145
Exchange-Traded Funds	1,053,269	—	—	1,053,269
Money Market Funds	—	978,408	—	978,408
Total Investments	327,131,414	978,408	—	328,109,822

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	8,307,503	8,307,503	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Small Company Growth Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.7%

CONSUMER DISCRETIONARY 18.3%

Hotels, Restaurants & Leisure 9.3%

Bojangles’, Inc. (a)	4,979	$84,145
Diamond Resorts International, Inc. (a)	7,175	167,823
Domino’s Pizza, Inc.	2,868	309,486
Fiesta Restaurant Group, Inc. (a)	2,629	119,278
Habit Restaurants, Inc. (The), Class A (a)	15,708	336,308
Marriott Vacations Worldwide Corp.	5,040	343,426
Papa John’s International, Inc.	1,893	129,633
Planet Fitness, Inc., Class A (a)	6,486	111,170
Six Flags Entertainment Corp.	8,756	400,850
Sonic Corp.	7,831	179,722
Texas Roadhouse, Inc.	4,797	178,448
Wingstop, Inc. (a)	3,283	78,726
Zoe’s Kitchen, Inc. (a)	3,825	151,049
Total		2,590,064

Household Durables 0.6%

TopBuild Corp. (a)	5,487	169,932

Internet & Catalog Retail 0.6%

Liberty TripAdvisor Holdings, Inc., Class A (a)	7,542	167,206

Leisure Products 1.2%

Smith & Wesson Holding Corp. (a)	19,677	331,951

Media 2.5%

Eros International PLC (a)	15,571	423,376
IMAX Corp. (a)	8,623	291,371
Total		714,747

Specialty Retail 3.0%

DSW, Inc., Class A	8,509	215,363
Lithia Motors, Inc., Class A	2,295	248,112
Sportsman’s Warehouse Holdings, Inc. (a)	18,451	227,316
Tile Shop Holdings, Inc. (a)	12,311	147,486
Total		838,277

Textiles, Apparel & Luxury Goods 1.1%

Skechers U.S.A., Inc., Class A (a)	2,360	316,429
TOTAL CONSUMER DISCRETIONARY		5,128,606

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES 2.2%

Food & Staples Retailing 2.2%

Smart & Final Stores, Inc. (a)	20,052	$315,017
Sprouts Farmers Market, Inc. (a)	14,064	296,750
Total		611,767
TOTAL CONSUMER STAPLES		611,767

ENERGY 2.6%

Energy Equipment & Services 0.5%

US Silica Holdings, Inc.	9,729	137,082

Oil, Gas & Consumable Fuels 2.1%

Diamondback Energy, Inc. (a)	2,210	142,766
Matador Resources Co. (a)	14,910	309,234
Western Refining, Inc.	2,920	128,830
Total		580,830
TOTAL ENERGY		717,912

FINANCIALS 8.2%

Banks 1.9%

Webster Financial Corp.	15,025	535,341

Capital Markets 0.8%

HFF, Inc., Class A	6,636	224,031

Consumer Finance 0.8%

PRA Group, Inc. (a)	4,342	229,779

Diversified Financial Services 0.5%

MarkeTaxess Holdings, Inc.	1,641	152,416

Real Estate Investment Trusts (REITs) 3.3%

CyrusOne, Inc.	4,209	137,466
Sovran Self Storage, Inc.	6,418	605,218
STORE Capital Corp.	8,140	168,172
Total		910,856

Thrifts & Mortgage Finance 0.9%

Radian Group, Inc.	15,838	251,982
TOTAL FINANCIALS		2,304,405

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE 25.7%

Biotechnology 9.2%

AMAG Pharmaceuticals, Inc. (a)	4,940	$196,266
Anacor Pharmaceuticals, Inc. (a)	1,783	209,877
Arena Pharmaceuticals, Inc. (a)	14,131	26,990
ARIAD Pharmaceuticals, Inc. (a)	6,380	37,259
Arrowhead Research Corp. (a)	9,779	56,327
Bluebird Bio, Inc. (a)	1,406	120,283
Celldex Therapeutics, Inc. (a)	4,638	48,885
Clovis Oncology, Inc. (a)	1,721	158,263
Curis, Inc. (a)	27,612	55,776
Dyax Corp. (a)	7,593	144,950
Dynavax Technologies Corp. (a)	5,852	143,608
Exelixis, Inc. (a)	9,886	55,461
Insmed, Inc. (a)	3,157	58,626
Insys Therapeutics, Inc. (a)	3,562	101,375
Keryx Biopharmaceuticals, Inc. (a)	6,505	22,898
Merrimack Pharmaceuticals, Inc. (a)	6,778	57,681
Neurocrine Biosciences, Inc. (a)	3,514	139,822
Novavax, Inc. (a)	31,533	222,938
PTC Therapeutics, Inc. (a)	769	20,532
Spark Therapeutics, Inc. (a)	1,105	46,112
TESARO, Inc. (a)	2,974	119,257
Tokai Pharmaceuticals, Inc. (a)	6,265	64,843
Ultragenyx Pharmaceutical, Inc. (a)	4,185	403,057
vTv Therapeutics, Inc., Class A (a)	9,456	61,653
Total		2,572,739

Health Care Equipment & Supplies 3.8%

Align Technology, Inc. (a)	11,245	638,266
ICU Medical, Inc. (a)	2,469	270,355
Natus Medical, Inc. (a)	3,753	148,056
Total		1,056,677

Health Care Providers & Services 5.1%

Air Methods Corp. (a)	5,330	181,700
Amsurg Corp. (a)	1,349	104,831
HealthEquity, Inc. (a)	4,892	144,559
LHC Group, Inc. (a)	2,329	104,269
Molina Healthcare, Inc. (a)	4,313	296,950
Team Health Holdings, Inc. (a)	8,119	438,669
WellCare Health Plans, Inc. (a)	1,846	159,088
Total		1,430,066

Health Care Technology 1.8%

HealthStream, Inc. (a)	6,265	136,640
Medidata Solutions, Inc. (a)	3,108	130,878
Veeva Systems Inc., Class A (a)	9,922	232,274
Total		499,792

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Life Sciences Tools & Services 1.4%

ICON PLC (a)	3,666	$260,176
INC Research Holdings, Inc. Class A (a)	3,236	129,440
Total		389,616

Pharmaceuticals 4.4%

Aerie Pharmaceuticals, Inc. (a)	10,023	177,808
Akorn, Inc. (a)	12,222	348,388
Catalent, Inc. (a)	8,275	201,083
Flex Pharma, Inc. (a)	6,338	76,119
Intersect ENT, Inc. (a)	5,745	134,433
Pacira Pharmaceuticals, Inc. (a)	1,230	50,553
Phibro Animal Health Corp., Class A	7,882	249,308
Total		1,237,692
TOTAL HEALTH CARE		7,186,582

INDUSTRIALS 11.6%

Aerospace & Defense 1.1%

Teledyne Technologies, Inc. (a)	3,528	318,578

Airlines 2.6%

Alaska Air Group, Inc.	3,997	317,561
Allegiant Travel Co.	1,875	405,469
Total		723,030

Commercial Services & Supplies 1.0%

ARC Document Solutions, Inc. (a)	28,840	171,598
MiX Telematics Ltd., ADR	20,657	109,276
Total		280,874

Electrical Equipment 1.5%

EnerSys	3,662	196,210
Generac Holdings, Inc. (a)	6,910	207,922
Total		404,132

Machinery 2.0%

Mueller Water Products, Inc., Class A	36,056	276,189
Watts Water Technologies, Inc., Class A	5,389	284,647
Total		560,836

Professional Services 2.4%

CEB, Inc.	6,833	466,967
Wageworks, Inc. (a)	4,673	210,659
Total		677,626

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Road & Rail 1.0%

Swift Transportation Co. (a)	18,630	$279,823
TOTAL INDUSTRIALS		3,244,899

INFORMATION TECHNOLOGY 23.5%

Communications Equipment 0.3%

Infinera Corp. (a)	3,867	75,639

Electronic Equipment, Instruments & Components 1.7%

Littelfuse, Inc.	3,069	279,740
Methode Electronics, Inc.	6,098	194,526
Total		474,266

Internet Software & Services 3.3%

comScore, Inc. (a)	9,121	420,934
Cvent, Inc. (a)	4,166	140,228
j2 Global, Inc.	2,170	153,744
LogMeIn, Inc. (a)	2,914	198,618
Total		913,524

IT Services 4.2%

CoreLogic, Inc. (a)	9,787	364,370
Euronet Worldwide, Inc. (a)	9,074	672,292
MAXIMUS, Inc.	2,364	140,800
Total		1,177,462

Semiconductors & Semiconductor Equipment 3.7%

Cavium, Inc. (a)	3,174	194,788
Microsemi Corp. (a)	8,983	294,822
Power Integrations, Inc.	4,597	193,856
Silicon Laboratories, Inc. (a)	4,828	200,555
Tessera Technologies, Inc.	4,473	144,970
Total		1,028,991

Software 9.2%

A10 Networks, Inc. (a)	35,871	214,867
Aspen Technology, Inc. (a)	3,125	118,469
AVG Technologies NV (a)	6,350	138,113
Barracuda Networks, Inc. (a)	10,007	155,909
BroadSoft, Inc. (a)	5,075	152,047
Fortinet, Inc. (a)	8,444	358,701
Guidewire Software, Inc. (a)	6,584	346,187
Manhattan Associates, Inc. (a)	4,611	287,265
PTC, Inc. (a)	14,645	464,832
QLIK Technologies, Inc. (a)	9,460	344,817
Total		2,581,207

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Technology Hardware, Storage & Peripherals 1.1%

Electronics for Imaging, Inc. (a)	7,349	$318,065
TOTAL INFORMATION TECHNOLOGY		6,569,154

MATERIALS 4.6%

Chemicals 1.3%

Innospec, Inc.	4,563	212,225
PolyOne Corp.	5,133	150,602
Total		362,827

Construction Materials 2.2%

Headwaters, Inc. (a)	16,723	314,392
US Concrete, Inc. (a)	5,973	285,450
Total		599,842

Paper & Forest Products 1.1%

Clearwater Paper Corp. (a)	6,536	308,761
TOTAL MATERIALS		1,271,430

Total Common Stocks (Cost: $27,485,254)		$27,034,755

	Shares	Value

Money Market Funds 5.8%

Columbia Short-Term Cash Fund, 0.169% (b)(c)	1,607,894	$1,607,894

Total Money Market Funds (Cost: $1,607,894)		$1,607,894

Total Investments (Cost: $29,093,148) (d)		$28,642,649(e)
Other Assets & Liabilities, Net		(690,647)
Net Assets		$27,952,002

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	873,865	16,123,277	(15,389,248)	1,607,894	831	1,607,894

(d)

At September 30, 2015, the cost of securities for federal income tax purposes was approximately $29,093,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$2,360,000
Unrealized Depreciation	(2,810,000)
Net Unrealized Depreciation	$(450,000)

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	5,128,606	—	—	5,128,606
Consumer Staples	611,767	—	—	611,767
Energy	717,912	—	—	717,912
Financials	2,304,405	—	—	2,304,405
Health Care	7,186,582	—	—	7,186,582
Industrials	3,244,899	—	—	3,244,899
Information Technology	6,569,154	—	—	6,569,154
Materials	1,271,430	—	—	1,271,430
Total Common Stocks	27,034,755	—	—	27,034,755
Money Market Funds	—	1,607,894	—	1,607,894
Total Investments	27,034,755	1,607,894	—	28,642,649

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	873,865	873,865	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Strategic Income Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) 45.0%

Aerospace & Defense 0.5%

L-3 Communications Corp.
05/28/24	3.950%	$382,000	$366,204
TransDigm, Inc.
07/15/22	6.000%	245,000	228,462
TransDigm, Inc. (b)
05/15/25	6.500%	139,000	130,660
Total			725,326

Banking 1.0%

Agromercantil Senior Trust (b)
04/10/19	6.250%	108,000	107,460
Ally Financial, Inc.
11/01/31	8.000%	463,000	536,358
Industrial Senior Trust (b)
11/01/22	5.500%	102,000	94,299
Popular, Inc.
07/01/19	7.000%	95,000	90,250
Royal Bank of Scotland Group PLC
05/28/24	5.125%	204,000	205,620
Synovus Financial Corp.
02/15/19	7.875%	274,000	306,195
Total			1,340,182

Brokerage/Asset Managers/Exchanges 0.2%

E*TRADE Financial Corp.
09/15/23	4.625%	194,000	195,940
National Financial Partners Corp. (b)
07/15/21	9.000%	38,000	36,670
Total			232,610

Building Materials 0.5%

Allegion PLC
09/15/23	5.875%	134,000	137,350
American Builders & Contractors Supply Co., Inc. (b)
04/15/21	5.625%	244,000	237,900
Beacon Roofing Supply, Inc. (b)(c)
10/01/23	6.375%	38,000	38,095
Cemex SAB de CV
01/15/21	7.250%	317,000	316,207
Total			729,552

Cable and Satellite 2.5%

Altice Financing SA (b)
02/15/23	6.625%	76,000	73,150
CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	254,000	238,125
CSC Holdings LLC
06/01/24	5.250%	159,000	125,411

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Cable and Satellite (continued)

Cable One, Inc. (b)
06/15/22	5.750%	$56,000	$55,188
Cequel Communications Holdings I LLC/Capital Corp. (b)
12/15/21	5.125%	65,000	57,241
DISH DBS Corp.
07/15/22	5.875%	385,000	340,725
11/15/24	5.875%	50,000	42,469
DigitalGlobe, Inc. (b)
02/01/21	5.250%	230,000	217,925
Hughes Satellite Systems Corp.
06/15/21	7.625%	300,000	321,375
Intelsat Jackson Holdings SA
04/01/21	7.500%	358,000	330,255
Neptune Finco Corp. (b)(c)
10/15/25	6.625%	200,000	202,000
10/15/25	10.875%	214,000	216,140
Sirius XM Radio, Inc. (b)
04/15/25	5.375%	92,000	87,860
UPCB Finance IV Ltd. (b)
01/15/25	5.375%	204,000	191,760
Unitymedia Hessen GmbH & Co. KG NRW (b)
01/15/25	5.000%	199,000	187,060
Virgin Media Secured Finance PLC (b)
01/15/26	5.250%	406,000	373,520
Ziggo Bond Finance BV (b)
01/15/25	5.875%	194,000	177,510
Total			3,237,714

Chemicals 2.2%

Angus Chemical Co. (b)
02/15/23	8.750%	165,000	165,000
Chemours Co. LLC (The) (b)
05/15/23	6.625%	168,000	112,980
05/15/25	7.000%	70,000	46,025
Eco Services Operations LLC/Finance Corp. (b)
11/01/22	8.500%	231,000	205,590
Huntsman International LLC (b)
11/15/22	5.125%	148,000	126,910
INEOS Group Holdings SA (b)
02/15/19	5.875%	114,000	106,020
LYB International Finance BV
03/15/44	4.875%	635,000	601,613
Mexichem SAB de CV (b)
09/17/44	5.875%	200,000	169,000
NOVA Chemicals Corp. (b)
05/01/25	5.000%	197,000	185,180
PQ Corp. (b)
11/01/18	8.750%	616,000	619,080

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Chemicals (continued)

Platform Specialty Products Corp. (b)
02/01/22	6.500%	$185,000		$159,100
Sibur Securities Ltd. (b)
01/31/18	3.914%		378,000	363,318
Total				2,859,816

Consumer Cyclical Services 0.9%

ADT Corp. (The)
07/15/22	3.500%		247,000	218,595
APX Group, Inc.
12/01/19	6.375%		435,000	417,600
Corrections Corp. of America
10/15/22	5.000%		41,000	41,102
Interval Acquisition Corp. (b)
04/15/23	5.625%		250,000	246,250
Monitronics International, Inc.
04/01/20	9.125%		251,000	225,900
Total				1,149,447

Consumer Products 0.5%

Serta Simmons Bedding LLC (b)
10/01/20	8.125%		168,000	175,980
Spectrum Brands, Inc. (b)
07/15/25	5.750%		110,000	112,200
Springs Industries, Inc.
06/01/21	6.250%		223,000	221,048
Tempur Sealy International, Inc.
12/15/20	6.875%		100,000	105,750
Tempur Sealy International, Inc. (b)
10/15/23	5.625%		65,000	65,244
Total				680,222

Diversified Manufacturing 0.3%

Entegris, Inc. (b)
04/01/22	6.000%		238,000	241,570
Metalloinvest Finance Ltd. (b)
07/21/16	6.500%		200,000	203,500
Total				445,070

Electric 3.0%

AES Corp. (The)
07/01/21	7.375%		151,000	156,663
Berkshire Hathaway Energy Co.
02/01/45	4.500%		210,000	208,164
Companhia de Eletricidade do Estad (b)
04/27/16	11.750%	BRL	1,265,000	289,343
Dominion Resources, Inc.
12/01/44	4.700%		730,000	723,161

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Electric (continued)

Duke Energy Corp.
10/15/23	3.950%	$464,000	$484,389
NRG Energy, Inc.
07/15/22	6.250%	311,000	283,010
NRG Yield Operating LLC
08/15/24	5.375%	292,000	256,230
PPL Capital Funding, Inc.
06/01/23	3.400%	275,000	275,412
03/15/24	3.950%	430,000	441,953
Pacific Gas & Electric Co.
02/15/44	4.750%	444,000	467,290
Talen Energy Supply LLC (b)
06/01/25	6.500%	119,000	102,340
TerraForm Power Operating LLC (b)
02/01/23	5.875%	284,000	250,630
Total			3,938,585

Finance Companies 1.5%

Aircastle Ltd.
02/15/22	5.500%	99,000	99,990
International Lease Finance Corp.
01/15/22	8.625%	434,000	522,970
Navient Corp.
10/25/24	5.875%	280,000	219,800
OneMain Financial Holdings, Inc. (b)
12/15/21	7.250%	226,000	229,390
Provident Funding Associates LP/Finance Corp. (b)
06/15/21	6.750%	278,000	263,405
Quicken Loans, Inc. (b)
05/01/25	5.750%	146,000	137,057
Springleaf Finance Corp.
10/01/23	8.250%	230,000	253,000
iStar, Inc.
07/01/19	5.000%	234,000	222,300
Total			1,947,912

Food and Beverage 3.4%

ConAgra Foods, Inc.
01/25/23	3.200%	616,000	591,032
Constellation Brands, Inc.
05/01/23	4.250%	77,000	76,711
11/15/24	4.750%	130,000	131,300
Diamond Foods, Inc. (b)
03/15/19	7.000%	238,000	244,694
Grupo Bimbo SAB de CV (b)
06/27/44	4.875%	2,275,000	1,998,178
Kraft Heinz Co. (The) (b)
07/15/45	5.200%	335,000	354,781

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Food and Beverage (continued)

MHP SA (b)
04/02/20	8.250%	$207,000	$174,398
Molson Coors Brewing Co.
05/01/42	5.000%	495,000	436,464
Post Holdings, Inc.
02/15/22	7.375%	55,000	55,825
Post Holdings, Inc. (b)
03/15/24	7.750%	100,000	102,500
WhiteWave Foods Co. (The)
10/01/22	5.375%	327,000	339,263
Total			4,505,146

Gaming 1.7%

Boyd Gaming Corp.
05/15/23	6.875%	73,000	74,095
GLP Capital LP/Financing II, Inc.
11/01/23	5.375%	76,000	77,140
International Game Technology PLC (b)
02/15/25	6.500%	306,000	275,400
MGM Resorts International
12/15/21	6.625%	92,000	94,300
03/15/23	6.000%	353,000	342,851
Pinnacle Entertainment, Inc.
08/01/21	6.375%	174,000	184,150
Scientific Games International, Inc.
12/01/22	10.000%	272,000	237,320
Scientific Games International, Inc. (b)
01/01/22	7.000%	225,000	221,625
SugarHouse HSP Gaming LP/Finance Corp. (b)
06/01/21	6.375%	200,000	188,000
Tunica-Biloxi Gaming Authority (b)(d)
11/15/15	9.000%	923,000	507,650
Total			2,202,531

Health Care 2.3%

Alere, Inc. (b)
07/01/23	6.375%	90,000	91,350
CHS/Community Health Systems, Inc.
08/01/21	5.125%	190,000	193,325
02/01/22	6.875%	60,000	61,273
ConvaTec Finance International SA PIK (b)(e)
01/15/19	8.250%	81,000	79,583
Emdeon, Inc.
12/31/19	11.000%	170,000	181,050
Emdeon, Inc. (b)
02/15/21	6.000%	60,000	57,975
Fresenius Medical Care U.S. Finance II, Inc. (b)
01/31/22	5.875%	182,000	195,195
HCA, Inc.
05/01/23	4.750%	365,000	366,277
02/01/25	5.375%	337,000	333,630

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Health Care (continued)

HealthSouth Corp. (b)
11/01/24	5.750%	$36,000	$35,550
09/15/25	5.750%	25,000	24,250
Hologic, Inc. (b)
07/15/22	5.250%	89,000	89,890
MPH Acquisition Holdings LLC (b)
04/01/22	6.625%	357,000	357,892
Sterigenics-Nordion Holdings LLC (b)
05/15/23	6.500%	55,000	54,588
Surgical Care Affiliates, Inc. (b)
04/01/23	6.000%	104,000	102,960
Teleflex, Inc.
06/15/24	5.250%	95,000	95,475
Tenet Healthcare Corp.
04/01/22	8.125%	210,000	223,209
06/15/23	6.750%	560,000	555,800
Total			3,099,272

Healthcare Insurance 0.4%

Centene Corp.
05/15/22	4.750%	584,000	581,080

Home Construction 0.4%

CalAtlantic Group, Inc.
11/15/24	5.875%	117,000	119,925
Meritage Homes Corp.
04/01/22	7.000%	206,000	222,223
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/23	5.875%	149,000	148,441
Total			490,589

Independent Energy 3.2%

Antero Resources Corp.
12/01/22	5.125%	292,000	251,120
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	374,000	325,642
Chesapeake Energy Corp.
03/15/23	5.750%	100,000	65,219
Concho Resources, Inc.
04/01/23	5.500%	408,000	388,620
Continental Resources, Inc.
09/15/22	5.000%	350,000	306,250
06/01/44	4.900%	170,000	121,535
CrownRock LP/Finance, Inc. (b)
02/15/23	7.750%	228,000	223,440
Diamondback Energy, Inc.
10/01/21	7.625%	223,000	234,150
EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	224,000	192,640

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Independent Energy (continued)

Kosmos Energy Ltd. (b)
08/01/21	7.875%	$200,000	$170,000
Laredo Petroleum, Inc.
03/15/23	6.250%	472,000	429,520
Oasis Petroleum, Inc.
03/15/22	6.875%	276,000	218,675
Parsley Energy LLC/Finance Corp. (b)
02/15/22	7.500%	361,000	350,170
RSP Permian, Inc.
10/01/22	6.625%	242,000	232,320
SM Energy Co.
06/01/25	5.625%	39,000	33,540
Whiting Petroleum Corp.
04/01/23	6.250%	308,000	266,420
Woodside Finance Ltd. (b)
03/05/25	3.650%	290,000	262,915
Zhaikmunai LLP
11/13/19	7.125%	273,000	218,400
Total			4,290,576

Integrated Energy 0.1%

Cenovus Energy, Inc.
09/15/42	4.450%	93,000	73,687

Leisure 0.3%

Activision Blizzard, Inc. (b)
09/15/23	6.125%	269,000	285,813
LTF Merger Sub, Inc. (b)
06/15/23	8.500%	102,000	96,390
Total			382,203

Life Insurance 0.6%

Five Corners Funding Trust (b)
11/15/23	4.419%	724,000	759,666

Lodging 0.2%

Playa Resorts Holding BV (b)
08/15/20	8.000%	270,000	268,650

Media and Entertainment 3.6%

21st Century Fox America, Inc.
09/15/44	4.750%	300,000	295,315
AMC Networks, Inc.
12/15/22	4.750%	199,000	187,557
Clear Channel Worldwide Holdings, Inc.
11/15/22	6.500%	457,000	458,714

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Media and Entertainment (continued)

MDC Partners, Inc. (b)
04/01/20	6.750%	$310,000	$306,125
Netflix, Inc. (b)
02/15/22	5.500%	18,000	18,180
02/15/25	5.875%	356,000	365,790
Nielsen Finance LLC/Co. (b)
04/15/22	5.000%	113,000	109,469
Outfront Media Capital LLC/Corp.
03/15/25	5.875%	518,000	521,885
Scripps Networks Interactive, Inc.
11/15/24	3.900%	450,000	441,578
06/15/25	3.950%	64,000	61,951
Sky PLC (b)
11/26/22	3.125%	885,000	858,104
TEGNA, Inc. (b)
09/15/24	5.500%	69,000	67,103
Thomson Reuters Corp.
05/23/43	4.500%	455,000	422,007
Univision Communications, Inc. (b)
02/15/25	5.125%	491,000	460,312
iHeartCommunications, Inc.
03/15/23	10.625%	280,000	238,000
Total			4,812,090

Metals 0.2%

ArcelorMittal
02/25/22	7.000%	207,000	188,887
FMG Resources August 2006 Proprietary Ltd. (b)
03/01/22	9.750%	67,000	62,394
Total			251,281

Midstream 3.0%

Blue Racer Midstream LLC/Finance Corp. (b)
11/15/22	6.125%	213,000	202,350
Columbia Pipeline Group, Inc. (b)
06/01/45	5.800%	517,000	493,668
Crestwood Midstream Partners LP/Finance Corp. (b)
04/01/23	6.250%	248,000	210,800
Energy Transfer Equity LP
01/15/24	5.875%	77,000	69,339
06/01/27	5.500%	182,000	151,060
Kinder Morgan Energy Partners LP
03/01/43	5.000%	1,010,000	789,339
MarkWest Energy Partners LP/Finance Corp.
12/01/24	4.875%	754,000	689,910
Plains All American Pipeline LP/Finance Corp.
10/15/23	3.850%	288,000	278,726
Rose Rock Midstream LP/Finance Corp. (b)
11/15/23	5.625%	81,000	70,470

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Midstream (continued)

Sabine Pass Liquefaction LLC (b)
03/01/25	5.625%	$340,000	$299,625
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	60,000	53,250
11/15/23	4.250%	497,000	413,752
Targa Resources Partners LP/Finance Corp. (b)
03/15/24	6.750%	92,000	87,860
Tesoro Logistics LP/Finance Corp. (b)
10/15/22	6.250%	112,000	109,200
Total			3,919,349

Natural Gas 0.3%

Sempra Energy
06/15/24	3.550%	350,000	352,251

Other Financial Institutions 0.1%

Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	137,000	140,768

Other Industry 0.6%

CB Richard Ellis Services, Inc.
03/15/25	5.250%	839,000	850,583

Other REIT 0.2%

CyrusOne LP/Finance Corp.
11/15/22	6.375%	200,000	203,500

Packaging 0.4%

Ardagh Packaging Finance PLC/Holdings USA, Inc. (b)
01/31/21	6.750%	143,000	143,358
Berry Plastics Escrow LLC/Corp. (b)(c)
10/15/22	6.000%	145,000	145,362
Owens-Brockway Glass Container, Inc. (b)
08/15/23	5.875%	27,000	27,169
08/15/25	6.375%	45,000	45,450
Plastipak Holdings, Inc. (b)
10/01/21	6.500%	182,000	173,810
Total			535,149

Paper 0.2%

Inversiones CMPC SA (b)
09/15/24	4.750%	213,000	212,079

Pharmaceuticals 1.4%

AMAG Pharmaceuticals, Inc. (b)
09/01/23	7.875%	43,000	41,173

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Pharmaceuticals (continued)

Concordia Healthcare Corp. (b)
04/15/23	7.000%	$196,000	$171,500
Endo Finance LLC/Finco, Inc. (b)
02/01/25	6.000%	134,000	130,147
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	145,000	143,460
Jaguar Holding Co. II/Pharmaceutical Product Development LLC (b)
08/01/23	6.375%	166,000	161,435
Mallinckrodt International Finance SA/CB LLC (b)
10/15/23	5.625%	89,000	80,990
04/15/25	5.500%	171,000	152,404
Quintiles Transnational Corp. (b)
05/15/23	4.875%	102,000	100,980
Valeant Pharmaceuticals International, Inc. (b)
04/15/25	6.125%	856,000	815,340
Total			1,797,429

Property & Casualty 0.4%

HUB International Ltd. (b)
10/01/21	7.875%	605,000	577,775

Railroads 0.9%

Burlington Northern Santa Fe LLC
04/01/45	4.150%	185,000	172,362
Canadian Pacific Railway Co.
08/01/45	4.800%	685,000	686,237
Florida East Coast Holdings Corp. (b)
05/01/19	6.750%	219,000	214,620
Panama Canal Railway Co.
11/01/26	7.000%	151,657	150,292
Total			1,223,511

Retailers 0.7%

Asbury Automotive Group, Inc.
12/15/24	6.000%	185,000	190,550
CVS Health Corp.
07/20/45	5.125%	140,000	150,493
Caleres, Inc. (b)
08/15/23	6.250%	30,000	30,000
Penske Automotive Group, Inc.
12/01/24	5.375%	185,000	181,300
Rite Aid Corp.
02/15/27	7.700%	274,000	312,360
Total			864,703

Technology 2.0%
Alliance Data Systems Corp. (b)
08/01/22	5.375%	406,000	395,850

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Technology (continued)

Ancestry.com, Inc.
12/15/20	11.000%		$309,000	$338,355
Audatex North America, Inc. (b)
11/01/23	6.125%		255,000	256,275
Equinix, Inc.
04/01/23	5.375%		290,000	283,649
First Data Corp. (b)
08/15/23	5.375%		116,000	114,840
Goodman Networks, Inc.
07/01/18	12.125%		117,000	59,670
Infor US, Inc. (b)
08/15/20	5.750%		23,000	22,885
MSCI, Inc. (b)
11/15/24	5.250%		225,000	227,250
NCR Corp.
12/15/23	6.375%		75,000	73,500
NXP BV/Funding LLC (b)
06/15/22	4.625%		50,000	49,625
Qualitytech LP/Finance Corp.
08/01/22	5.875%		236,000	236,000
Riverbed Technology, Inc. (b)
03/01/23	8.875%		130,000	118,300
VeriSign, Inc.
04/01/25	5.250%		365,000	362,262
Zebra Technologies Corp. (b)
10/15/22	7.250%		106,000	112,890
Total				2,651,351

Transportation Services 0.2%

Concesionaria Mexiquense SA de CV (linked to Mexican Unidad de Inversion Index) (b)
12/15/35	5.950%	MXN	4,332,728	251,507

Wireless 1.9%

Altice Luxembourg SA (b)
05/15/22	7.750%		133,000	121,030
Comcel Trust (b)
02/06/24	6.875%		202,000	199,536
Numericable-SFR (b)
05/15/22	6.000%		228,000	219,735
05/15/24	6.250%		76,000	73,150
Sprint Communications, Inc. (b)
03/01/20	7.000%		684,000	684,000
Sprint Corp.
09/15/23	7.875%		365,000	295,422
T-Mobile USA, Inc.
03/01/23	6.000%		249,000	240,285
01/15/24	6.500%		47,000	45,561

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Wireless (continued)

03/01/25	6.375%	$265,000	$254,400
Wind Acquisition Finance SA (b)
07/15/20	4.750%	72,000	71,280
04/23/21	7.375%	293,000	289,337
Total			2,493,736

Wirelines 3.2%

AT&T, Inc.
06/15/45	4.350%	1,425,000	1,223,120
CenturyLink, Inc.
03/15/22	5.800%	182,000	155,610
CenturyLink, Inc. (b)
04/01/25	5.625%	202,000	160,590
Frontier Communications Corp.
07/01/21	9.250%	189,000	182,009
Frontier Communications Corp. (b)
09/15/20	8.875%	36,000	35,280
09/15/22	10.500%	105,000	102,375
09/15/25	11.000%	265,000	256,388
Level 3 Communications, Inc.
12/01/22	5.750%	392,000	384,650
Telecom Italia SpA (b)
05/30/24	5.303%	342,000	336,870
Verizon Communications, Inc.
11/01/42	3.850%	1,249,000	1,039,852
Zayo Group LLC/Capital, Inc. (b)
04/01/23	6.000%	386,000	374,420
Total			4,251,164
Total Corporate Bonds & Notes (Cost: $62,314,941)			$59,328,062

Residential Mortgage-Backed Securities - Agency 11.3%

Federal Home Loan Mortgage Corp.
10/01/26	8.000%	41,566	44,139
Federal Home Loan Mortgage Corp. (e)(f)
CMO IO Series 2957 Class SW
04/15/35	5.793%	2,064,706	384,959
CMO IO Series 318 Class S1
11/15/43	5.743%	4,590,794	1,115,758
CMO IO Series 326 Class S2
03/15/44	5.743%	895,735	217,793
CMO IO Series 3761 Class KS
06/15/40	5.793%	3,067,650	333,357
Federal Home Loan Mortgage Corp. (f)
CMO IO Series 4120 Class AI
11/15/39	3.500%	5,049,087	442,795
Federal National Mortgage Association
05/01/41	4.000%	328,215	349,600
Federal National Mortgage Association (c)
10/19/30	3.000%	2,000,000	2,082,656
10/14/45	3.500%	2,000,000	2,086,312
10/14/45	4.000%	3,000,000	3,200,040
Federal National Mortgage Association (e)(f)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

CMO IO Series 2006-5 Class N1
08/25/34	1.951%	$7,274,938	$164,219
CMO IO Series 2006-5 Class N2
02/25/35	1.938%	10,941,994	471,889
CMO IO Series 2010-135 Class MS
12/25/40	5.756%	2,184,461	357,233
Federal National Mortgage Association (f)
CMO IO Series 2012-133 Class EI
07/25/31	3.500%	3,121,797	387,293
CMO IO Series 2012-139 Class IL
04/25/40	3.500%	4,554,477	493,607
CMO IO Series 2013-1 Class AI
02/25/43	3.500%	2,940,139	417,847
Government National Mortgage Association (c)
10/21/45	3.000%	2,000,000	2,040,899
Government National Mortgage Association (f)
CMO IO Series 2014-190 Class AI
12/20/38	3.500%	2,113,359	349,312

Total Residential Mortgage-Backed Securities - Agency (Cost: $14,632,232)			$14,939,708

Residential Mortgage-Backed Securities - Non-Agency 14.5%

Apollo Residential Mortgage Securitization Trust CMO Series 2013-1 Class A (b)
05/25/47	4.000%	1,377,485	1,370,529
BCAP LLC Trust CMO Series 2012-RR11 Class 9A2 (b)(e)
07/26/37	4.000%	3,817,689	3,848,127
Bayview Opportunity Master Fund Trust Series 2014-16RP Class A (b)(e)
11/28/29	3.844%	1,117,634	1,112,367
CAM Mortgage Trust Series 2015-1 Class A (b)(e)
07/15/64	3.375%	1,674,283	1,675,545
COLT LLC Series 2015-A Class A1 (b)(e)
07/27/20	3.194%	940,746	930,173
CTS Corp. (b)
02/27/36	3.750%	974,238	961,147
Citigroup Mortgage Loan Trust, Inc. CMO Series 2013-2 Class 1A1 (b)(e)
11/25/37	2.721%	1,167,821	1,169,648
Credit Suisse Mortgage Capital Certificates (b)
CMO Series 2010-9R Class 7A5
05/27/37	4.000%	2,292,387	2,294,480
Credit Suisse Mortgage Capital Certificates (b)(e)
Series 2008-4R Class 3A4
01/26/38	2.766%	3,250,000	3,024,278
Credit Suisse Securities (USA) LLC CMO Series 2014-RPL1 Class A3 (b)
02/25/54	3.958%	1,250,000	1,218,814

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

Deutsche Mortgage Securities, Inc. Mortgage Loan Trust CMO Series 2003-1 Class 1A7
04/25/33	5.500%	$548,954	$553,741
Freddie Mac Structured Agency Credit Risk Debt Notes CMO Series 2015-DNA2 Class M3 (e)
12/25/27	4.094%	1,000,000	969,676

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $19,213,182)			$19,128,525

Commercial Mortgage-Backed Securities - Non-Agency 3.6%

GS Mortgage Securities Trust Series 2007-GG10 Class AM (e)
08/10/45	5.988%	2,750,000	2,759,306
Invitation Homes Trust Series 2015-SFR3 Class F (b)(e)
08/17/32	4.957%	1,000,000	993,571
Rialto Real Estate Fund LLC Series 2015-LT7 Class B (b)
12/25/32	5.071%	1,000,000	1,000,437

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $4,807,431)			$4,753,314

Asset-Backed Securities - Non-Agency 4.2%

Ares CLO Ltd. (b)(c)(e)
Series 2015-4A Class D1
10/15/26	7.126%	500,000	486,100
Ares CLO Ltd. (b)(e)
Series 2014-32A Class C
11/15/25	4.474%	750,000	727,881
GMAC Mortgage Home Equity Loan Trust Series 2004-HE5 Class A5 (FGIC) (e)
09/25/34	5.865%	120,761	123,406
New York Mortgage Trust Residential LLC Series 2013-RP1A Class A (b)(e)
07/25/18	4.250%	1,879,577	1,906,028
Octagon Investment Partners XXII Ltd. Series 2014-1A Class D1 (b)(e)
11/22/25	4.195%	2,500,000	2,355,435

Total Asset-Backed Securities - Non-Agency (Cost: $5,618,613)			$5,598,850

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds(a) 0.6%

Brazil 0.2%

Brazil Notas do Tesouro Nacional
08/15/30	6.000%	BRL	$863,760	$191,305

Mexico 0.4%

Mexican Udibonos
11/15/40	4.000%	MXN	9,026,517	564,497

Total Inflation-Indexed Bonds (Cost: $999,026)				$755,802

Foreign Government Obligations(a)(g) 13.2%

Argentina 0.2%

Argentina Bonar Bonds
04/17/17	7.000%	100,410		101,163
Provincia de Cordoba (b)
08/17/17	12.375%	199,000		200,990
Total				302,153

Brazil 0.5%

Brazil Notas do Tesouro Nacional Series F
01/01/25	10.000%	BRL	200,000	386,279
Petrobras Global Finance BV
03/15/19	7.875%	298,000		245,850
Total				632,129

Colombia 1.0%

Colombia Government International Bond
06/28/27	9.850%	COP	1,500,000,000	552,334
Ecopetrol SA
05/28/45	5.875%	560,000		427,000
Empresas Publicas de Medellin ESP (b)
02/01/21	8.375%	COP	766,000,000	248,456
09/10/24	7.625%	COP	136,000,000	39,199
Total				1,266,989

Costa Rica 0.2%

Costa Rica Government International Bond (b)
03/12/45	7.158%	357,000		321,300

Croatia 0.2%

Croatia Government International Bond (b)
01/26/24	6.000%	225,000		237,094

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(g) (continued)

Dominican Republic 1.0%

Banco de Reservas de La Republica Dominicana (b)
02/01/23	7.000%		$208,000	$206,998
Dominican Republic International Bond
02/10/23	14.500%	DOP	3,600,000	95,559
Dominican Republic International Bond (b)
01/08/21	14.000%	DOP	5,392,000	134,112
04/20/27	8.625%	468,000		541,710
04/30/44	7.450%	281,000		291,538
Total				1,269,917

Ecuador 0.1%

Ecuador Government International Bond (b)
03/24/20	10.500%	200,000		154,000

Georgia 0.2%

Georgian Railway JSC (b)
07/11/22	7.750%	312,000		310,440

Ghana 0.2%

Republic of Ghana (b)
08/07/23	7.875%	200,000		166,040
01/18/26	8.125%	200,000		166,040
Total				332,080

Hungary 0.6%

Hungary Government International Bond
11/22/23	5.750%	712,000		792,100

Indonesia 1.8%

Indonesia Government International Bond (b)
04/25/22	3.750%	200,000		190,481
01/15/45	5.125%	200,000		175,467
Indonesia Treasury Bond
03/15/24	8.375%	IDR	9,300,000,000	586,681
05/15/27	7.000%	IDR	3,533,000,000	196,844
Majapahit Holding BV (b)
06/29/37	7.875%	138,000		148,184
PT Perusahaan Listrik Negara (b)
11/22/21	5.500%	1,014,000		1,022,862
Total				2,320,519

Ivory Coast 0.2%

Ivory Coast Government International Bond (e)
12/31/32	5.750%	309,000		267,522

Kazakhstan 0.3%

KazMunayGas National Co. JSC (b)
04/30/23	4.400%	200,000		169,000

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(g) (continued)
Kazakhstan (continued)
11/07/44	6.000%		$255,000	$187,106
Total				356,106
Malaysia 0.1%
Petronas Capital Ltd.
08/12/19	5.250%		75,000	81,779
Mexico 2.1%
Comision Federal de Electricidad (b)
01/15/24	4.875%		329,000	333,142
Mexican Bonos
06/10/21	6.500%	MXN	50,000	3,097
06/09/22	6.500%	MXN	6,480,000	397,930
12/05/24	10.000%	MXN	15,000,000	1,130,311
06/03/27	7.500%	MXN	1,980,000	127,787
Pemex Finance Ltd.
11/15/18	9.150%		251,875	281,718
(NPFGC)
08/15/17	10.610%		107,500	116,877
Petroleos Mexicanos
09/12/24	7.190%	MXN	260,000	14,613
11/12/26	7.470%	MXN	4,700,000	264,708
Petroleos Mexicanos (b)
01/23/26	4.500%		102,000	93,603
Total				2,763,786
Paraguay 0.2%
Republic of Paraguay (b)
08/11/44	6.100%		212,000	207,760
Peru 0.3%
Corporacion Financiera de Desarrollo SA (b)
02/08/22	4.750%		300,000	305,493
Peruvian Government International Bond
08/12/26	8.200%	PEN	135,000	43,215
Total				348,708
Philippines 0.1%
Power Sector Assets & Liabilities Management Corp. (b)
12/02/24	7.390%		120,000	155,850
Portugal 0.6%
Portugal Obrigacoes do Tesouro OT (b)
10/15/25	2.875%	EUR	700,000	815,360
Republic of Namibia 0.3%
Namibia International Bonds (b)
11/03/21	5.500%		418,000	429,144

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(g) (continued)
Republic of the Congo 0.1%
Republic of Congo (e)
06/30/29	4.000%	$194,085	$156,821
Romania 0.3%
Romanian Government International Bond (b)
08/22/23	4.375%	332,000	344,865
01/22/24	4.875%	110,000	118,250
Total			463,115
Russian Federation 0.7%
Gazprom Neft OAO Via GPN Capital SA (b)
09/19/22	4.375%	426,000	367,958
Gazprom OAO Via Gaz Capital SA (b)
03/07/22	6.510%	380,000	375,725
Russian Foreign Bond - Eurobond (b)
04/04/42	5.625%	200,000	183,000
Total			926,683
Serbia 0.2%
Republic of Serbia (b)
12/03/18	5.875%	200,000	209,500
South Africa 0.1%
Transnet SOC Ltd. (b)
07/26/22	4.000%	200,000	184,000
Trinidad and Tobago 0.4%
Petroleum Co. of Trinidad & Tobago Ltd. (b)
08/14/19	9.750%	498,000	537,840
Turkey 1.0%
Export Credit Bank of Turkey (b)
04/24/19	5.875%	200,000	204,300
09/23/21	5.000%	200,000	189,000
Turkey Government International Bond
02/05/25	7.375%	798,000	912,713
Total			1,306,013
Zambia 0.2%
Zambia Government International Bond (b)
04/14/24	8.500%	318,000	254,400
Total Foreign Government Obligations (Cost: $18,725,795)			$17,403,108

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.1%
California 0.1%
Cabazon Band Mission Indians Revenue Bonds Mortgage Notes Series 2004 (b)(d)(h)(i)
10/01/11	13.000%	$332,106	$165,804
Total Municipal Bonds (Cost: $332,106)			$165,804

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 8.5%
Aerospace & Defense 0.2%
TASC, Inc. 1st Lien Term Loan (e)(j)
05/22/20	7.016%	311,174	311,174
Brokerage/Asset Managers/Exchanges 0.3%
RCS Capital Corp. 1st Lien Term Loan (e)(j)
04/29/19	7.500%	467,949	432,853
Building Materials 0.1%
Contech Engineered Solutions LLC Term Loan (e)(j)
04/29/19	6.250%	146,625	146,534
Cable and Satellite 0.3%
Encompass Digital Media, Inc. Tranche B 1st Lien Term Loan (e)(j)
06/06/21	5.500%	435,529	433,713
Chemicals 1.5%
Ascend Performance Materials Operations LLC Tranche B Term Loan (e)(j)
04/10/18	6.750%	290,955	262,587
HII Holding Corp. 2nd Lien Term Loan (e)(j)
12/21/20	9.750%	500,000	495,000
Oxea Finance & Cy SCA 2nd Lien Term Loan (e)(j)
07/15/20	8.250%	175,000	164,500

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals (continued)
Ravago Holdings America, Inc. Term Loan (e)(j)
12/20/20	5.500%	$985,000	$983,355
Total			1,905,442
Consumer Cyclical Services 0.1%
Creative Artists Agency LLC Term Loan (e)(j)
12/17/21	5.500%	124,062	124,115
Consumer Products 0.1%
Fender Musical Instruments Corp. Term Loan (e)(j)
04/03/19	5.750%	90,375	89,998
Varsity Brands, Inc. 1st Lien Term Loan (e)(j)
12/10/21	5.000%	99,250	99,473
Total			189,471
Diversified Manufacturing 0.1%
William Morris Endeavor Entertainment LLC 2nd Lien Term Loan (e)(j)
05/06/22	8.250%	150,000	142,125
Electric 1.0%
TPF Generation Holdings LLC Term Loan (e)(j)
12/31/17	4.750%	994,914	933,976
Texas Competitive Electric Holdings Co. LLC Term Loan (e)(j)
11/18/15	4.677%	624,903	231,995
Windsor Financing LLC Tranche B Term Loan (e)(j)
12/05/17	6.250%	105,629	104,837
Total			1,270,808
Environmental 0.2%
STI Infrastructure SARL Term Loan (e)(j)
08/22/20	6.250%	339,230	308,700
Gaming 1.5%
Amaya Holdings BV Tranche B 1st Lien Term Loan (e)(j)
08/01/21	5.000%	497,497	488,791

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Gaming (continued)
Cannery Casino Resorts LLC 2nd Lien Term Loan (e)(j)
10/02/19	11.000%	$100,000	$88,625
Peppermill Casinos, Inc. Tranche B Term Loan (e)(j)
11/09/18	7.250%	388,944	388,944
Scientific Games International, Inc. Tranche B2 Term Loan (e)(j)
10/01/21	6.000%	992,500	978,694
Total			1,945,054
Independent Energy 0.4%
Samson Investment Co. Tranche 1 2nd Lien Term Loan (d)(e)(j)
09/25/18	5.000%	530,000	73,537
Templar Energy LLC 2nd Lien Term Loan (e)(j)
11/25/20	8.500%	1,000,000	441,670
Total			515,207
Media and Entertainment 0.4%
Granite Broadcasting Tranche B 1st Lien Term Loan (e)(j)
05/23/18	6.750%	59,044	58,859
Radio One, Inc. Term Loan (e)(j)
12/31/18	4.830%	124,687	125,779
iHeartCommunications, Inc. Tranche D Term Loan (e)(j)
01/30/19	6.944%	417,100	345,150
Total			529,788
Oil Field Services 0.6%
Drillships Financing Holding, Inc. Tranche B1 Term Loan (e)(j)
03/31/21	6.000%	875,424	512,849
Fieldwood Energy LLC 2nd Lien Term Loan (e)(j)
09/30/20	8.375%	1,000,000	275,000
Total			787,849
Other Industry 0.3%
Sensus U.S.A., Inc. 2nd Lien Term Loan (e)(j)
05/09/18	8.500%	350,000	346,500

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Paper 0.3%
Caraustar Industries, Inc. Term Loan (e)(j)
05/01/19	8.000%	$352,471	$351,061
Retailers 0.6%
Academy Ltd. Term Loan (e)(j)
07/01/22	5.000%	70,703	70,270
Sports Authority, Inc. (The) Tranche B Term Loan (e)(j)
11/16/17	7.500%	948,449	699,481
Total			769,751
Technology 0.4%
Dell International LLC Tranche B2 Term Loan (e)(j)
04/29/20	4.000%	99,750	99,189
Infogroup, Inc. Tranche B Term Loan (e)(j)
05/26/18	7.500%	247,500	236,363
Mitel US Holdings, Inc. Term Loan (e)(j)
04/29/22	5.500%	149,625	148,410
Total			483,962
Transportation Services 0.1%
Commercial Barge Line Co. 1st Lien Term Loan (e)(j)
09/22/19	7.500%	170,625	167,639
Total Senior Loans (Cost: $14,098,178)			$11,161,746

Issuer		Shares	Value

Common Stocks —%

FINANCIALS —%
Diversified Financial Services —%
Fairlane Management Corp. (h)(k)(l)(m)		2,000	$—
TOTAL FINANCIALS			—

Total Common Stocks (Cost: $—)			$—

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value

Options Purchased Puts 0.1%

OTC 5-Year Interest Rate Swap (r)
	10,000,000	2.15	09/09/16	$84,766
Total Options Purchased Puts (Cost: $142,500)				$84,766

	Shares	Value

Money Market Funds 5.1%

Columbia Short-Term Cash Fund, 0.169% (n)(o)	6,793,296	$6,793,296

Total Money Market Funds (Cost: $6,793,296)		$6,793,296

Total Investments
(Cost: $147,677,300) (p)		$140,112,981(q)
Other Assets & Liabilities, Net		(8,148,507)
Net Assets		$131,964,474

At September 30, 2015, cash totaling $1,004,581 was pledged as collateral.

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at September 30, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
Citi	10/09/2015	5,094,870	EUR	5,700,951	USD	7,326	—
Goldman Sachs	10/27/2015	1,823,000	MXN	109,042	USD	1,439	—
HSBC	10/19/2015	1,000,000,000	COP	330,775	USD	7,572	—
HSBC	10/27/2015	1,700,000,000	COP	563,268	USD	14,344	—
HSBC	10/27/2015	436,580	USD	300,000,000	CLP	—	(6,591)
JPMorgan	10/27/2015	1,244,000	SGD	888,952	USD	15,556	—
Morgan Stanley	10/27/2015	3,700,000	AUD	2,632,880	USD	39,489	—
Morgan Stanley	10/27/2015	1,362,441	USD	5,100,000	PLN	—	(21,459)
Standard Chartered	10/27/2015	4,014,000	BRL	997,639	USD	—	(5,919)
UBS	10/07/2015	360,000	EUR	404,190	USD	1,895	—
Total						87,621	(33,969)

Futures Contracts Outstanding at September 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
AUST 10Y BOND FUT	47	AUD	4,269,235	12/2015	31,761	—
US 2YR NOTE (CBT)	29	USD	6,351,906	12/2015	—	(1,062)
Total			10,621,141		31,761	(1,062)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	(348)	USD	(44,799,564)	12/2015	—	(94,157)
US 5YR NOTE (CBT)	(15)	USD	(1,807,734)	12/2015	—	(13,130)
US ULTRA BOND CBT	(40)	USD	(6,416,250)	12/2015	144,048	—
Total			(53,023,548)		144,048	(107,287)

Credit Default Swap Contracts Outstanding at September 30, 2015

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	CDX Emerging Markets Index 24-V1	12/20/2020	1.000	8,000,000	1,021,801	(915,678)	(2,222)	103,901	—
Barclays	CDX Emerging Markets Index 24-V1	12/20/2020	1.000	950,000	121,339	(112,105)	(264)	8,970	—
Goldman Sachs International	Republic of Turkey	12/20/2020	1.000	1,570,000	156,686	(139,719)	(436)	16,531	—
Total								129,402	—

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	CDX North America High Yield 25-V1	12/20/2020	5.000	5.020%	2,300,000	(2,004)	3,194	1,190	—

*Centrally cleared swap contract

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at September 30, 2015

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	U.S. CPI Urban Consumers NSA	Receive	1.985	03/23/2025	USD	4,000,000	-	—	(124,986)
Morgan Stanley	U.S. CPI Urban Consumers NSA	Receive	1.960	02/11/2025	USD	1,000,000	-	—	(37,463)
Morgan Stanley*	6-Month HUF-BUBOR	Receive	2.320	06/08/2020	HUF	1,100,000,000	(17)	—	(88,462)
Total								—	(250,911)

*Centrally cleared swap contract

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of these securities amounted to $61,660,520 or 46.73% of net assets.

(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2015, the value of these securities amounted to $746,991, which represents 0.57% of net assets.

(e)	Variable rate security.
(f)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(g)	Principal and interest may not be guaranteed by the government.
(h)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at September 30, 2015 was $165,804, which represents 0.13% of net assets. Information concerning such security holdings at September 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Cabazon Band Mission Indians
Revenue Bonds
Mortgage Notes
Series 2004
10/01/11 13.000%	10-04-2004	332,106
Fairlane Management Corp.	09-23-2002	—

(i)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At September 30, 2015, the value of these securities amounted to $165,804 or 0.13% of net assets.

(j)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(k)	Negligible market value.
(l)	Non-income producing investment.
(m)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2015, the value of these securities amounted to $0, which represents less than 0.01% of net assets.

(n)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(o)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	34,365,790	754,163,164	(781,735,658)	6,793,296	42,274	6,793,296

(p)

At September 30, 2015, the cost of securities for federal income tax purposes was approximately $147,677,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$2,098,000
Unrealized Depreciation	(9,662,000)
Net Unrealized Depreciation	$(7,564,000)

(q)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
(r)	Purchased swaption contracts outstanding at September 30, 2015:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR	Receive	2.150	09/13/2021	10,000,000	142,500	84,766

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
DOP	Dominican Republic Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peru Nuevos Soles
PLN	Polish Zloty
SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)		Total ($)
Investments
Corporate Bonds & Notes	—	59,328,062	—		59,328,062
Residential Mortgage-Backed Securities - Agency	—	14,939,708	—		14,939,708
Residential Mortgage-Backed Securities - Non-Agency	—	14,647,862	4,480,663		19,128,525
Commercial Mortgage-Backed Securities - Non-Agency	—	4,753,314	—		4,753,314
Asset-Backed Securities - Non-Agency	—	5,598,850	—		5,598,850
Inflation-Indexed Bonds	—	755,802	—		755,802
Foreign Government Obligations	—	17,268,996	134,112		17,403,108
Municipal Bonds	—	165,804	—		165,804
Senior Loans	—	9,043,501	2,118,245		11,161,746
Common Stocks
Financials	—	—	0(a	)	0(a )
Options Purchased Puts	—	84,766	—		84,766
Money Market Funds	—	6,793,296	—		6,793,296
Total Investments	—	133,379,961	6,733,020		140,112,981
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	87,621	—		87,621
Futures Contracts	175,809	—	—		175,809
Swap Contracts	—	130,592	—		130,592
Liabilities
Forward Foreign Currency Exchange Contracts	—	(33,969)	—		(33,969)
Futures Contracts	(108,349)	—	—		(108,349)
Swap Contracts	—	(250,911)	—		(250,911)
Total	67,460	133,313,294	6,733,020		140,113,774

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	34,365,790	34,365,790	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Corporate Bonds & Notes ($)		Residential Mortgage- Backed Securities - Non-Agency ($)	Asset-Backed Securities - Non- Agency ($)	Foreign Government Obligations ($)	Senior Loans ($)	Common Stocks ($)		Total ($)
Balance as of December 31, 2014	0(a	)	21,044,502	6,614,080	1,987,012	5,729,851	0(a	)	35,375,445
Increase (decrease) in accrued discounts/premiums	-		(10,173)	-	(575)	3,158	-		(7,590)
Realized gain (loss)	-		(83,023)	-	104,339	7,391	-		28,707
Change in unrealized appreciation (depreciation)(b)	-		(210,069)	-	(51,868)	6,709	-		(255,228)
Sales	0(a	)	(15,253,074)	-	(1,904,796)	(1,868,415)	-		(19,026,285)
Purchases	-		1,992,500	-	-	-	-		1,992,500
Transfers into Level 3	-		-	-	-	1,359,592	-		1,359,592
Transfers out of Level 3	-		(3,000,000)	(6,614,080)	-	(3,120,041)	-		(12,734,121)
Balance as of September 30, 2015	-		4,480,663	-	134,112	2,118,245	0(a	)	6,733,020

(a) Rounds to zero.

(b) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2015 was $(152,964), which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $(103,498), Foreign Government Obligations of $(30,153) and Senior Loans of $(19,313).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain senior loans, foreign government obligations, and residential and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, Management concluded that the market input(s) were generally unobservable.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Consolidated Portfolio of Investments

Variable Portfolio — AQR Managed Futures Strategy Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 28.2%

U.S. Treasury Bills
10/01/15	0.040%	$814,500	$814,499
10/08/15	0.020%	814,500	814,497
12/03/15	(0.010%)	23,900,000	23,900,526
01/28/16	0.010%	36,323,001	36,321,656
02/04/16	0.020%	22,817,000	22,815,494
03/03/16	0.030%	2,820,000	2,819,684
03/24/16	0.050%	1,184,000	1,183,734
03/31/16	0.080%	814,500	814,191

Total Treasury Bills (Cost: $89,450,469)			$89,484,281

	Shares	Value

Money Market Funds 68.0%

Columbia Short-Term Cash Fund, 0.169% (a)(b)	145,221,405	$145,221,405
JPMorgan Prime Money Market Fund, 0.010% (a)(c)	35,331,797	35,331,797
JPMorgan U.S. Treasury Plus Money Market Fund, 0.000% (a)	35,000,000	35,000,000
Total Money Market Funds (Cost: $215,553,202)		$215,553,202
Total Investments
(Cost: $305,003,671) (d)		$305,037,483(e)
Other Assets & Liabilities, Net		12,096,294
Net Assets		$317,133,777

At September 30, 2015, securities and cash totaling $19,200,847 were pledged as collateral.

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at September 30, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
Citi	12/16/2015	13,642,471	AUD	9,638,070	USD	101,571	—
Citi	12/16/2015	11,647,529	AUD	8,122,088	USD	—	(19,886)
Citi	12/16/2015	11,790,000	BRL	3,101,526	USD	205,980	—
Citi	12/16/2015	20,660,000	CAD	15,616,841	USD	140,375	—
Citi	12/16/2015	9,587,000	CAD	7,145,372	USD	—	(36,278)
Citi	12/16/2015	230,891	CHF	240,408	USD	2,824	—
Citi	12/16/2015	185,109	CHF	190,131	USD	—	(343)
Citi	12/16/2015	1,485,000,000	CLP	2,123,236	USD	4,943	—
Citi	12/16/2015	1,557,404,029	COP	506,283	USD	6,442	—
Citi	12/16/2015	402,595,971	COP	128,686	USD	—	(525)
Citi	12/16/2015	50,523,000	CZK	2,098,273	USD	16,886	—
Citi	12/16/2015	46,202,000	CZK	1,898,353	USD	—	(5,021)
Citi	12/16/2015	1,031,914	EUR	1,163,748	USD	9,156	—
Citi	12/16/2015	4,955,086	EUR	5,541,110	USD	—	(3,058)
Citi	12/16/2015	13,211,000	GBP	20,296,270	USD	317,532	—
Citi	12/16/2015	628,109,000	HUF	2,245,513	USD	7,026	—
Citi	12/16/2015	45,200,000,000	IDR	3,074,016	USD	81,414	—
Citi	12/16/2015	6,720,028,000	IDR	439,000	USD	—	(5,920)
Citi	12/16/2015	12,500,000	ILS	3,175,224	USD	—	(14,598)
Citi	12/16/2015	186,805,000	INR	2,772,336	USD	—	(39,107)
Citi	12/16/2015	2,336,946,000	JPY	19,528,965	USD	22,323	—
Citi	12/16/2015	156,197,000	JPY	1,298,100	USD	—	(5,687)
Citi	12/16/2015	3,365,749,786	KRW	2,846,017	USD	13,776	—
Citi	12/16/2015	10,593,320,214	KRW	8,863,389	USD	—	(50,773)
Citi	12/16/2015	69,000,000	MXN	4,065,245	USD	8,515	—
Citi	12/16/2015	25,875,000	MXN	1,515,448	USD	—	(5,826)
Citi	12/16/2015	2,590,000	MYR	622,892	USD	34,856	—
Citi	12/16/2015	254,984,000	NOK	30,849,630	USD	934,321	—
Citi	12/16/2015	27,805,097	NZD	17,718,616	USD	40,552	—
Citi	12/16/2015	23,332,903	NZD	14,761,487	USD	—	(73,223)
Citi	12/16/2015	235,000,000	PHP	4,973,242	USD	—	(28,894)
Citi	12/16/2015	4,785,894	PLN	1,266,108	USD	9,505	—
Citi	12/16/2015	5,514,106	PLN	1,446,867	USD	—	(939)
Citi	12/16/2015	290,887,000	SEK	34,545,489	USD	—	(272,562)
Citi	12/16/2015	8,680,000	SGD	6,138,679	USD	54,772	—

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
Citi	12/16/2015	1,120,000	SGD	784,492	USD	—	(528)
Citi	12/16/2015	19,570,658	TRY	6,389,203	USD	72,374	—
Citi	12/16/2015	13,803,342	TRY	4,438,918	USD	—	(16,392)
Citi	12/16/2015	136,700,000	TWD	4,197,700	USD	68,102	—
Citi	12/16/2015	4,758,080	USD	6,692,000	AUD	—	(80,170)
Citi	12/16/2015	242,350	USD	1,013,000	BRL	6,436	—
Citi	12/16/2015	2,211,173	USD	8,700,000	BRL	—	(74,510)
Citi	12/16/2015	1,299,902	USD	1,723,000	CAD	—	(9,198)
Citi	12/16/2015	3,082	USD	3,000	CHF	5	—
Citi	12/16/2015	1,043	USD	1,000	CHF	—	(15)
Citi	12/16/2015	213,200	USD	151,350,000	CLP	2,696	—
Citi	12/16/2015	275,850	USD	190,000,000	CLP	—	(4,823)
Citi	12/16/2015	662,453	USD	2,084,782,000	COP	6,647	—
Citi	12/16/2015	9,727,901	USD	233,600,000	CZK	—	(104,327)
Citi	12/16/2015	4,007,726	USD	3,591,000	EUR	10,188	—
Citi	12/16/2015	16,602,660	USD	14,724,000	EUR	—	(128,207)
Citi	12/16/2015	4,171,523	USD	2,742,000	GBP	—	(24,851)
Citi	12/16/2015	3,143,752	USD	872,000,000	HUF	—	(36,072)
Citi	12/16/2015	1,180,009	USD	4,635,000	ILS	2,777	—
Citi	12/16/2015	3,349,255	USD	224,000,000	INR	21,977	—
Citi	12/16/2015	41,281,348	USD	4,968,376,742	JPY	190,022	—
Citi	12/16/2015	9,742,272	USD	1,162,715,258	JPY	—	(37,010)
Citi	12/16/2015	663,846	USD	780,000,000	KRW	—	(7,485)
Citi	12/16/2015	1,248,000	USD	21,000,000	MXN	—	(13,343)
Citi	12/16/2015	382,437	USD	1,720,000	MYR	8,073	—
Citi	12/16/2015	47,563	USD	200,000	MYR	—	(2,155)
Citi	12/16/2015	4,542,251	USD	38,738,000	NOK	2,579	—
Citi	12/16/2015	8,381,862	USD	70,480,000	NOK	—	(112,987)
Citi	12/16/2015	15,192,698	USD	24,004,000	NZD	68,687	—
Citi	12/16/2015	3,069,779	USD	4,784,000	NZD	—	(28,183)
Citi	12/16/2015	883,453	USD	41,677,000	PHP	3,671	—
Citi	12/16/2015	1,088,649	USD	51,000,000	PHP	—	(3,078)
Citi	12/16/2015	2,839,613	USD	10,600,000	PLN	—	(56,434)
Citi	12/16/2015	13,140,054	USD	110,210,000	SEK	51,659	—
Citi	12/16/2015	7,970,400	USD	65,629,000	SEK	—	(114,863)
Citi	12/16/2015	4,252,738	USD	6,101,000	SGD	23,521	—
Citi	12/16/2015	190,343	USD	270,000	SGD	—	(1,097)
Citi	12/16/2015	2,198,482	USD	72,024,000	TWD	—	(22,695)
Citi	12/17/2015	68,528,000	ZAR	4,944,346	USD	67,043	—
Citi	12/17/2015	17,198,000	ZAR	1,216,013	USD	—	(8,010)
Total						2,619,226	(1,449,073)

Futures Contracts Outstanding at September 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
3MO EURO EURIBOR	93	EUR	25,995,128	03/2016	8,731	—
3MO EURO EURIBOR	99	EUR	27,673,616	06/2016	13,890	—
3MO EURO EURIBOR	119	EUR	33,262,583	09/2016	20,589	—
3MO EURO EURIBOR	142	EUR	39,685,536	12/2016	24,040	—
3MO EURO EURIBOR	169	EUR	47,219,575	03/2017	28,815	—
3MO EURO EURIBOR	189	EUR	52,789,216	06/2017	33,516	—
3MO EURO EURIBOR	113	EUR	31,549,180	09/2017	17,357	—
90 DAY STERLING	215	GBP	40,321,773	09/2016	98,297	—
90DAY EURO$ FUTR	229	USD	56,952,300	03/2016	24,061	—
90DAY EURO$ FUTR	238	USD	59,116,225	06/2016	75,601	—
90DAY EURO$ FUTR	203	USD	50,349,075	09/2016	107,624	—
90DAY EURO$ FUTR	180	USD	44,574,750	12/2016	133,124	—
90DAY EURO$ FUTR	168	USD	41,550,600	03/2017	146,255	—
90DAY EURO$ FUTR	160	USD	39,520,000	06/2017	153,202	—
90DAY EURO$ FUTR	154	USD	37,991,800	09/2017	97,488	—

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
90DAY STERLING FUT	160	GBP	30,058,335	03/2016	52,054	—
90DAY STERLING FUT	189	GBP	35,481,391	06/2016	77,344	—
90DAY STERLING FUT	199	GBP	37,279,691	12/2016	107,194	—
90DAY STERLING FUT	184	GBP	34,431,391	03/2017	107,199	—
90DAY STERLING FUT	172	GBP	32,150,089	06/2017	105,358	—
90DAY STERLING FUT	167	GBP	31,183,915	09/2017	56,609	—
AUST 10Y BOND FUT	151	AUD	13,716,052	12/2015	117,145	—
AUST 3YR BOND FUT	368	AUD	29,000,504	12/2015	53,384	—
BANK ACCEPT FUTR	11	CAD	2,045,139	12/2015	—	(1,865)
BANK ACCEPT FUTR	102	CAD	18,969,745	03/2016	—	(10,902)
BANK ACCEPT FUTR	106	CAD	19,713,657	06/2016	—	(12,313)
COCOA	20	USD	622,800	12/2015	—	(34,413)
COCOA - ICE	36	GBP	1,165,422	12/2015	—	(35,777)
EURO BUXL 30Y BND	33	EUR	5,742,786	12/2015	99,911	—
Euro CHF 3MO ICE	2	CHF	517,135	03/2016	32	—
Euro CHF 3MO ICE	6	CHF	1,551,714	06/2016	226	—
Euro CHF 3MO ICE	10	CHF	2,586,189	09/2016	1,528	—
EURO FX CURR FUT	175	USD	24,454,063	12/2015	—	(206,762)
EURO-BUND FUTURE	51	EUR	8,900,859	12/2015	121,836	—
JPN 10Y BOND (OSE)	15	JPY	18,525,403	12/2015	42,150	—
JPN YEN CURR FUT	127	USD	13,244,512	12/2015	8,292	—
LONG GILT FUTURE	84	GBP	15,129,068	12/2015	176,823	—
US LONG BOND (CBT)	70	USD	11,014,062	12/2015	—	(10,361)
US 10YR NOTE (CBT)	205	USD	26,390,548	12/2015	186,338	—
US 2YR NOTE (CBT)	581	USD	127,257,156	12/2015	119,550	—
US 5YR NOTE (CBT)	382	USD	46,036,971	12/2015	179,706	—
Total			1,215,719,954		2,595,269	(312,393)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
AMSTERDAM IDX FUT	(20)	EUR	(1,882,818)	10/2015	37,902	—
AUDUSD Crncy Fut	(150)	USD	(10,482,000)	12/2015	—	(7,309)
AUDUSD Crncy Fut	(106)	USD	(7,407,280)	12/2015	4,078	—
BP CURRENCY FUT	(1)	USD	(94,456)	12/2015	1,123	—
BP CURRENCY FUT	(41)	USD	(3,872,706)	12/2015	58,439	—
BRENT CRUDE FUTR	(43)	USD	(2,079,910)	10/2015	85,079	—
C$ CURRENCY FUT	(190)	USD	(14,227,200)	12/2015	75,618	—
CAC40 10 EURO FUT	(23)	EUR	(1,144,044)	10/2015	15,991	—
COFFEE ‘C’ FUTURE	(34)	USD	(1,547,212)	12/2015	115,023	—
CORN FUTURE	(69)	USD	(1,337,738)	12/2015	—	(21,537)
COTTON NO.2 FUTR	(47)	USD	(1,420,340)	12/2015	10,069	—
DAX INDEX FUTURE	(5)	EUR	(1,349,190)	12/2015	50,282	—
DJIA MINI e-CBOT	(66)	USD	(5,336,760)	12/2015	17,977	—
EURO STOXX 50	(68)	EUR	(2,348,640)	12/2015	67,713	—
FTSE 100 IDX FUT	(62)	GBP	(5,644,779)	12/2015	—	(12,080)
FTSE/JSE TOP 40	(18)	ZAR	(588,310)	12/2015	—	(18,531)
FTSE/MIB IDX FUT	(5)	EUR	(593,311)	12/2015	—	(258)
GASOLINE RBOB FUT	(56)	USD	(3,214,478)	10/2015	—	(46,246)
HANG SENG IDX FUT	(27)	HKD	(3,621,809)	10/2015	49,265	—
H-SHARES IDX FUT	(15)	HKD	(907,446)	10/2015	12,941	—
IBEX 35 INDX FUTR	(20)	EUR	(2,132,065)	10/2015	46,527	—
KC HRW WHEAT FUT	(37)	USD	(928,238)	12/2015	8,259	—
KOSPI2 INX FUT	(22)	KRW	(2,193,875)	12/2015	—	(59,527)
LEAN HOGS FUTURE	(6)	USD	(160,140)	12/2015	—	(10,652)
LME COPPER FUTURE	(35)	USD	(4,519,812)	12/2015	—	(73,593)
LME NICKEL FUTURE	(19)	USD	(1,185,144)	12/2015	—	(59,408)
LME PRI ALUM FUTR	(2)	USD	(78,650)	12/2015	—	(655)
LME ZINC FUTURE	(35)	USD	(1,476,781)	12/2015	4,727	—
Low Su Gasoil G	(84)	USD	(3,922,800)	11/2015	81,007	—

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
MSCI SING IX ETS	(64)	SGD	(2,810,864)	10/2015	9,174	—
NASDAQ 100 E-MINI	(16)	USD	(1,332,160)	12/2015	—	(15,182)
NATURAL GAS FUTR	(107)	USD	(2,700,680)	10/2015	255,123	—
NEW ZEALAND $ FUT	(45)	USD	(2,862,450)	12/2015	—	(4,059)
NY Harb ULSD Fut	(63)	USD	(4,067,960)	10/2015	58,202	—
PLATINUM FUTURE	(3)	USD	(136,365)	01/2016	6,563	—
Russell 2000 Mini	(31)	USD	(3,397,290)	12/2015	83,776	—
S&P MID 400 EMINI	(24)	USD	(3,270,960)	12/2015	72,313	—
S&P/TSX 60 IX FUT	(53)	CAD	(6,195,579)	12/2015	32,797	—
S&P500 EMINI FUT	(47)	USD	(4,485,445)	12/2015	44,954	—
SGX CNX NIFTY	(80)	USD	(1,276,160)	10/2015	—	(19,467)
SOYBEAN FUTURE	(159)	USD	(7,091,400)	11/2015	109,429	—
SOYBEAN OIL FUTR	(82)	USD	(1,345,128)	12/2015	156,904	—
SPI 200 FUTURES	(55)	AUD	(4,832,320)	12/2015	19,552	—
SUGAR #11 (WORLD)	(310)	USD	(4,471,936)	02/2016	—	(217,017)
TOPIX INDX FUTR	(5)	JPY	(588,297)	12/2015	7,791	—
WHEAT FUTURE (CBT)	(162)	USD	(4,153,275)	12/2015	—	(205,099)
WTI CRUDE FUTURE	(12)	USD	(541,080)	10/2015	2,503	—
Total			(141,257,281)		1,601,101	(770,620)

Total Return Swap Contracts on Futures at September 30, 2015

Counterparty	Reference Instrument	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Barclays	CAN 10YR BOND	12/2015	CAD	17,106,175	—	(171,774)
Barclays	EURO BUXL 30YR BOND	12/2015	EUR	2,958,405	87,639	—
Barclays	EURO-BOBL	12/2015	EUR	45,845,073	225,095	—
Barclays	EURO-BUND	12/2015	EUR	7,155,592	78,489	—
Barclays	EURO-SCHATZ	12/2015	EUR	22,147,195	12,096	—
Barclays	JPN 10YR BOND (OSE)	12/2015	JPY	39,520,860	60,852	—
Barclays	LONG GILT	12/2015	GBP	3,962,375	13,526	—
Citi	COCOA (LIFFE)	12/2015	GBP	388,474	19,625	—
Citi	COPPER	12/2015	USD	(5,033,150)	—	(92,063)
Citi	GASOLINE RBOB	10/2015	USD	(459,211)	—	(8,030)
Citi	GOLD 100 OZ	12/2015	USD	(5,910,560)	—	(102,555)
Citi	LME PRI ALUM	12/2015	USD	(1,455,025)	—	(6,938)
Citi	PLATINUM	01/2016	USD	(2,909,120)	201,280	—
Citi	SILVER	12/2015	USD	(3,121,370)	176,515	—
Citi	SOYBEAN	11/2015	USD	(446,000)	24,848	—
Citi	SOYBEAN MEAL (CBT)	12/2015	USD	216,300	—	(26,610)
Citi	SOYBEAN OIL	12/2015	USD	(984,240)	205,380	—
Citi	SUGAR #11	02/2016	USD	(201,958)	—	(7,213)
Citi	WHEAT KCBT	12/2015	USD	(351,225)	7,962	—
Citi	WTI CRUDE	10/2015	USD	(1,262,520)	—	(5,572)
Deutsche Bank	COFFEE	12/2015	USD	(91,012)	5,119	—
Deutsche Bank	GOLD 100 OZ	12/2015	USD	(3,011,040)	—	(42,390)
Deutsche Bank	SOYBEAN	11/2015	USD	(401,400)	—	(9,988)
Deutsche Bank	WHEAT	12/2015	USD	(410,200)		(24,240)
JPMorgan	MSCI TAIWAN INDEX	10/2015	USD	(1,236,150)	—	(7,462)
JPMorgan	SGX CNX NIFTY ETS	10/2015	USD	(15,952)	51	—
JPMorgan	SWISS MKT IX	12/2015	CHF	(3,484,096)	35,524	—
JPMorgan	TAIEX	10/2015	TWD	(247,058)	4,499	—
Total					1,158,500	(504,835)

Notes to Consolidated Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	175,797,075	572,509,165	(603,084,835)	145,221,405	225,866	145,221,405

(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)

At September 30, 2015, the cost of securities for federal income tax purposes was approximately $305,004,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$33,000
Unrealized Depreciation	—
Net Unrealized Appreciation	$33,000

(e)	Investments are valued using policies described in the Consolidated Notes to Financial Statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Treasury Bills	89,484,281	—	—	89,484,281
Money Market Funds	70,331,797	145,221,405	—	215,553,202
Total Investments	159,816,078	145,221,405	—	305,037,483
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	2,619,226	—	2,619,226
Futures Contracts	4,196,370	—	—	4,196,370
Total Return Swap Contracts on Futures	—	1,158,500	—	1,158,500
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,449,073)	—	(1,449,073)
Futures Contracts	(1,083,013)	—	—	(1,083,013)
Total Return Swap Contracts on Futures	—	(504,835)	—	(504,835)
Total	162,929,435	147,045,223	—	309,974,658

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	175,797,075	175,797,075	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Variable Portfolio — Multi-Manager Diversified Income Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 10.5%
U.S. Large Cap 10.5%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1 (a)(b)	6,988	$107,959
Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1 (a)(b)	4,128	140,949
Variable Portfolio — Sit Dividend Growth Fund, Class 1 (a)(b)	1,124	16,359
Total		265,267
Total Equity Funds (Cost: $282,177)		$265,267

Fixed-Income Funds 88.3%
Emerging Markets 17.1%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1 (a)	50,171	432,469
High Yield 40.6%
Columbia Variable Portfolio — High Yield Bond Fund, Class 1 (a)	148,366	961,413
Columbia Variable Portfolio — Income Opportunities Fund, Class 1 (a)	8,110	65,287
Total		1,026,700

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade 30.6%
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1 (a)	38,440	$390,552
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1 (a)	6,262	65,564
Variable Portfolio — American Century Diversified Bond Fund, Class 1 (a)	10,085	109,113
Variable Portfolio — TCW Core Plus Bond Fund, Class 1 (a)	19,817	207,091
Total		772,320
Total Fixed-Income Funds (Cost: $2,352,468)		$2,231,489

Exchange-Traded Funds 1.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	413	47,945
Total Exchange-Traded Funds (Cost: $49,856)		$47,945
Total Investments (Cost: $2,684,501)		$2,544,701(c	)
Other Assets & Liabilities, Net		(17,539)
Net Assets		$2,527,162

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Contrarian Core Fund, Class 1	—	121,044	(4,593)	(72)	116,379	—	—	107,959
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	33,320	48,651	(83,303)	1,332	—	—	—	—
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	137,367	341,409	(17,456)	(1,708)	459,612	—	4,246	432,469
Columbia Variable Portfolio — High Yield Bond Fund, Class 1	317,322	755,558	(29,218)	(1,810)	1,041,852	—	54,757	961,413
Columbia Variable Portfolio — Income Opportunities Fund, Class 1	21,284	57,706	(5,960)	(482)	72,548	502	5,235	65,287
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1	115,773	294,039	(15,699)	(265)	393,848	1,028	4,954	390,552
Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1	18,652	140,213	(9,380)	(167)	149,318	—	—	140,949
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	30,386	52,148	(16,222)	30	66,342	131	1,691	65,564
Variable Portfolio — American Century Diversified Bond Fund, Class 1	16,974	98,582	(3,697)	(91)	111,768	417	2,127	109,113
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	21,317	8,125	(29,437)	(5)	—	—	—	—

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio — NFJ Dividend Value Fund, Class 1	20,739	24,704	(46,035)	592	—	—	—	—
Variable Portfolio — Sit Dividend Growth Fund, Class 1	20,343	46,418	(51,128)	847	16,480	—	—	16,359
Variable Portfolio — TCW Core Plus Bond Fund, Class 1	72,965	186,588	(53,279)	224	206,498	59	1,101	207,091
Total	826,442	2,175,185	(365,407)	(1,575)	2,634,645	2,137	74,111	2,496,756

(b)	Non-income producing investment.
(c)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	—	265,267	—	265,267
Fixed-Income Funds	—	2,231,489	—	2,231,489
Exchange-Traded Funds	47,945	—	—	47,945
Total Investments	47,945	2,496,756	—	2,544,701

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available.  Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	743,739	743,739	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Variable Portfolio — Multi-Manager Interest Rate Adaptive Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 1.5%
U.S. Large Cap 1.5%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1 (a)(b)	2,856	$44,119
Total Equity Funds (Cost: $47,614)		$44,119

Fixed-Income Funds 96.0%
Emerging Markets 11.6%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1 (b)	39,015	336,312
High Yield 27.8%
Columbia Variable Portfolio — High Yield Bond Fund, Class 1 (b)	124,232	805,022
Investment Grade 56.6%
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1 (b)	30,061	305,419
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1 (b)	63,356	599,345
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1 (b)	4,220	44,182
Variable Portfolio — American Century Diversified Bond Fund, Class 1 (b)	28,846	312,117
Variable Portfolio — TCW Core Plus Bond Fund, Class 1 (b)	28,865	301,639
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1 (b)	7,897	80,237
Total		1,642,939
Total Fixed-Income Funds (Cost: $2,912,217)		$2,784,273

	Shares	Value

Alternative Investment Funds 3.1%

Columbia Variable Portfolio — Diversified Absolute Return Fund, Class 1 (a)(b)	4,587	$43,996
Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1 (b)	4,744	44,971
Total Alternative Investment Funds (Cost: $89,904)		$88,967
Total Investments
(Cost: $3,049,735)		$2,917,359(c)
Other Assets & Liabilities, Net		(16,960)
Net Assets		$2,900,399

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Contrarian Core Fund, Class 1	—	95,747	(47,821)	(312)	47,614	—	—	44,119
Columbia Variable Portfolio — Diversified Absolute Return Fund, Class 1	5,370	41,499	(1,816)	(34)	45,019	—	—	43,996
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	21,458	24,775	(46,894)	661	—	—	—	—
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	119,731	267,694	(27,566)	(2,884)	356,975	—	2,526	336,312

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — High Yield Bond Fund, Class 1	308,472	623,714	(57,784)	(3,502)	870,900	—	45,033	805,022
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1	88,262	358,076	(135,848)	(3,239)	307,251	1,012	4,876	305,419
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	257,853	549,762	(167,995)	(4,003)	635,617	—	28,176	599,345
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	16,620	32,497	(4,159)	(73)	44,885	88	1,140	44,182
Variable Portfolio — American Century Diversified Bond Fund, Class 1	88,104	254,135	(25,147)	(700)	316,392	1,012	5,164	312,117
Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1	35,106	63,454	(53,130)	(545)	44,885	—	6,457	44,971
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	27,816	3,053	(30,875)	6	—	—	—	—
Variable Portfolio — TCW Core Plus Bond Fund, Class 1	148,105	266,903	(113,974)	(837)	300,197	126	2,333	301,639
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	—	80,000	—	—	80,000	—	—	80,237
Total	1,116,897	2,661,309	(713,009)	(15,462)	3,049,735	2,238	95,705	2,917,359

(c)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	—	44,119	—	44,119
Fixed-Income Funds	—	2,784,273	—	2,784,273
Alternative Investment Funds	—	88,967	—	88,967
Total Investments	—	2,917,359	—	2,917,359

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	1,061,591	1,061,591	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Variable Portfolio — Pyrford International Equity Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 93.8%
AUSTRALIA 10.1%
Brambles Ltd.	3,341,117	$22,951,740
Computershare Ltd.	2,578,236	19,252,950
Newcrest Mining Ltd. (a)	1,218,145	10,961,819
QBE Insurance Group Ltd.	1,299,451	11,833,833
Rio Tinto Ltd.	268,725	9,245,338
Telstra Corp., Ltd.	1,411,995	5,582,600
Woodside Petroleum Ltd.	886,303	18,139,487
Woolworths Ltd.	1,152,089	20,194,504
Total		118,162,271
BELGIUM 2.8%
Colruyt SA	383,500	18,439,334
Proximus	421,377	14,530,322
Total		32,969,656
CHINA 2.8%
China Mobile Ltd.	1,741,000	20,839,355
CNOOC Ltd.	11,087,000	11,415,483
Total		32,254,838
FINLAND 0.9%
KONE OYJ, Class B	283,759	10,780,454
FRANCE 7.3%
Air Liquide SA	162,801	19,219,190
Legrand SA	208,121	11,031,214
Rubis SCA	181,064	13,446,243
Sanofi	269,715	25,584,100
Total SA	358,357	16,097,204
Total		85,377,951
GERMANY 5.2%
Brenntag AG	306,725	16,507,802
Deutsche Post AG	630,790	17,462,522
GEA Group AG	301,638	11,471,503
SAP SE	243,658	15,777,661
Total		61,219,488
HONG KONG 3.9%
ASM Pacific Technology Ltd.	2,162,700	14,184,703
Hongkong Electric Holdings Ltd.	1,696,000	16,049,027
VTech Holdings Ltd.	1,243,900	14,768,072
Total		45,001,802
ISRAEL 1.6%
Bezeq Israeli Telecommunication Corp., Ltd. (The)	4,186,910	8,012,909

Issuer	Shares	Value

Common Stocks (continued)
ISRAEL (CONTINUED)
Teva Pharmaceutical Industries Ltd.	185,292	$10,471,614
Total		18,484,523
JAPAN 8.6%
Japan Tobacco, Inc.	460,395	14,281,542
KDDI Corp.	853,300	19,099,504
Makita Corp.	75,300	4,005,424
Mitsubishi Electric Corp.	1,910,000	17,496,634
Nihon Kohden Corp.	872,000	14,454,339
Sumitomo Rubber Industries Ltd.	1,162,400	16,135,483
Toyota Tsusho Corp.	727,000	15,323,885
Total		100,796,811
MALAYSIA 3.3%
Axiata Group Bhd	11,514,100	15,208,966
Lafarge Malaysia Bhd	2,032,800	4,162,020
Magnum Bhd	6,867,500	3,999,500
Malayan Banking Bhd	7,946,283	15,502,064
Total		38,872,550
NETHERLANDS 4.3%
Koninklijke Vopak NV	390,736	15,580,365
RELX NV	949,833	15,463,767
Unilever NV-CVA	489,823	19,643,603
Total		50,687,735
NORWAY 1.7%
Telenor ASA	1,087,154	20,291,873
SINGAPORE 4.8%
ComfortDelGro Corp., Ltd.	6,748,000	13,632,188
SembCorp Industries Ltd.	4,040,016	9,859,987
Singapore Technologies Engineering Ltd.	4,309,000	9,040,231
United Overseas Bank Ltd.	1,032,000	13,474,939
Venture Corp., Ltd.	1,734,000	10,104,449
Total		56,111,794
SWEDEN 3.5%
ASSA ABLOY AB, Class B	468,339	8,387,627
Atlas Copco AB, Class A	580,825	13,955,150
Svenska Cellulosa AB, Class B	667,608	18,648,468
Total		40,991,245
SWITZERLAND 13.3%
Givaudan SA	4,511	7,336,276
Nestlé SA, Registered Shares	572,756	43,047,791

Issuer	Shares	Value

Common Stocks (continued)
SWITZERLAND (CONTINUED)
Novartis AG, Registered Shares	353,291	$32,407,362
Panalpina Welttransport Holding AG	70,196	7,670,710
Roche Holding AG, Genusschein Shares	139,110	36,683,019
Schindler Holding AG	49,269	7,077,427
Syngenta AG, Registered Shares	20,063	6,424,854
Zurich Insurance Group AG	58,336	14,317,639
Total		154,965,078
TAIWAN 3.9%
Advantech Co., Ltd.	1,439,607	9,886,000
Chunghwa Telecom Co., Ltd.	5,542,000	16,653,945
MediaTek, Inc.	2,040,000	15,180,899
Merida Industry Co., Ltd.	732,000	3,952,868
Total		45,673,712
UNITED KINGDOM 15.8%
BP PLC	2,224,235	11,238,132
British American Tobacco PLC	405,299	22,335,810
GlaxoSmithKline PLC	969,948	18,575,870
Legal & General Group PLC	5,168,627	18,616,653
National Grid PLC	1,649,251	22,925,669
Royal Dutch Shell PLC, Class A	612,501	14,499,191
Royal Dutch Shell PLC, Class B	578,259	13,672,514
Scottish & Southern Energy PLC	665,216	15,054,325
Sky PLC	1,031,504	16,290,650
United Utilities Group PLC	1,096,182	15,338,801
Vodafone Group PLC	5,130,475	16,178,061
Total		184,725,676
Total Common Stocks (Cost: $1,199,549,485)		$1,097,367,457

Issuer	Shares	Value

Preferred Stocks 1.8%
GERMANY 1.8%
Fuchs Petrolub SE	480,989	$21,234,923
Total Preferred Stocks (Cost: $19,534,202)		$21,234,923

	Shares	Value

Money Market Funds 4.8%
Columbia Short-Term Cash Fund, 0.169% (b)(c)	56,340,258	$56,340,258
Total Money Market Funds (Cost: $56,340,258)		$56,340,258
Total Investments (Cost: $1,275,423,945) (d)		$1,174,942,638(e)
Other Assets & Liabilities, Net		(4,367,670)
Net Assets		$1,170,574,968

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	41,906,910	222,983,521	(208,550,173)	56,340,258	44,417	56,340,258

(d)

At September 30, 2015, the cost of securities for federal income tax purposes was approximately $1,275,424,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$58,856,000
Unrealized Depreciation	(159,337,000)
Net Unrealized Depreciation	$(100,481,000)

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	118,162,271	—	118,162,271
Belgium	—	32,969,656	—	32,969,656
China	—	32,254,838	—	32,254,838
Finland	—	10,780,454	—	10,780,454
France	—	85,377,951	—	85,377,951
Germany	—	61,219,488	—	61,219,488
Hong Kong	—	45,001,802	—	45,001,802
Israel	—	18,484,523	—	18,484,523
Japan	—	100,796,811	—	100,796,811
Malaysia	—	38,872,550	—	38,872,550
Netherlands	—	50,687,735	—	50,687,735
Norway	—	20,291,873	—	20,291,873
Singapore	—	56,111,794	—	56,111,794
Sweden	—	40,991,245	—	40,991,245
Switzerland	—	154,965,078	—	154,965,078
Taiwan	—	45,673,712	—	45,673,712
United Kingdom	—	184,725,676	—	184,725,676
Total Common Stocks	—	1,097,367,457	—	1,097,367,457
Preferred Stocks
Germany	—	21,234,923	—	21,234,923
Money Market Funds	—	56,340,258	—	56,340,258
Total Investments	—	1,174,942,638	—	1,174,942,638

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available.  Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	41,906,910	41,906,910	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	November 20, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	November 20, 2015